CALAMOS® FAMILY OF FUNDS
CALAMOS® GLOBAL EQUITY FUND
CALAMOS® TOTAL RETURN BOND FUND

SUPPLEMENT DATED OCTOBER 5, 2007 TO
CALAMOS® FAMILY OF FUNDS AND CALAMOS® GLOBAL EQUITY FUND
PROSPECTUSES DATED MARCH 1, 2007,
AS PREVIOUSLY SUPPLEMENTED ON MAY 16, 2007, AND TO
CALAMOS® TOTAL RETURN BOND FUND PROSPECTUS DATED JUNE 27, 2007

Who may purchase Class A shares without a sales charge?

Effective immediately, the Calamos Family of Funds, Calamos Global Equity Fund and Calamos Total Return Bond Fund prospectuses are supplemented to revise disclosure regarding investors who are permitted to purchase Class A shares of the Funds at net asset value, with no initial sales charge.

In the Calamos Family of Funds prospectus, the following paragraph replaces paragraph (c) under “Who may purchase Class A shares without a sales charge?,” which is located on page 67:

“(c) any trust created under a pension, profit sharing or other employee benefit plan (including qualified and non-qualified deferred compensation plans), where such plan has at least $1,000,000 in assets or 100 employees, or where the administrator for such plan acts as the administrator for qualified employee benefit plans with assets of at least $1,000,000;”

In the Calamos Global Equity Fund prospectus, the following paragraph replaces paragraph (c) under “Who may purchase Class A shares without a sales charge?,” which is located on page 11:

“(c) any trust created under a pension, profit sharing or other employee benefit plan (including qualified and non-qualified deferred compensation plans), where such plan has at least $1,000,000 in assets or 100 employees, or where the administrator for such plan acts as the administrator for qualified employee benefit plans with assets of at least $1,000,000;”

In the Calamos Total Return Bond Fund prospectus, the following paragraph replaces paragraph (c) under “Who may purchase Class A shares without a sales charge?,” which is located on page 20:

“(c) any trust created under a pension, profit sharing or other employee benefit plan (including qualified and non-qualified deferred compensation plans), where such plan has at least $1,000,000 in assets or 100 employees, or where the administrator for such plan acts as the administrator for qualified employee benefit plans with assets of at least $1,000,000;”

Advisory Fee Waiver for Investment by the Funds in Calamos Government Money Market Fund

Currently, Calamos Advisors LLC, the Funds’ investment adviser (“Calamos Advisors”), rebates to each Fund that invests in Calamos Government Money Market Fund (“GMMF”) (each, an “Investing Fund”) an amount equal to the portion of the advisory fee payable by GMMF that is attributable to the Investing Fund’s investment in GMMF. Effective immediately, the Calamos Family of Funds, Calamos Global Equity Fund and Calamos Total Return Bond Fund prospectuses are supplemented to add disclosure to reflect that Calamos Advisors, rather than rebating a portion of its advisory fee charged to each Investing Fund as described above, will instead waive a portion of its advisory fee charged to each Investing Fund in an amount equal to the advisory fee payable by GMMF to Calamos Advisors that is attributable to the Investing Fund’s investment in GMMF.

In the Calamos Family of Funds prospectus, the following tables replace the expense tables under the sections entitled “What are the fees and expenses of the Fund?” with respect to Calamos Growth Fund, Calamos Blue Chip Fund, Calamos Value Fund, Calamos International Growth Fund, Calamos Global Growth and Income

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Fund, Calamos Growth and Income Fund, Calamos High Yield Fund, Calamos Convertible Fund and Calamos Market Neutral Income Fund, which are located on pages 6, 11, 14, 19, 25, 31, 37, 43 and 50, respectively:

Calamos Growth Fund

	Class A		Class B		Class C

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	4.75%		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	(1)	5.00%	(2)	1.00%	(2)
Maximum Sales Charge (Load) imposed on Reinvested Dividends/Distributions	None		None		None
Redemption Fee on Shares Held Seven Days or Less (as a percentage of the amount redeemed)(3)	2.00%		2.00%		2.00%
Exchange Fee	None		None		None
Annual Fund Operating Expenses (expenses deducted from Fund assets):
Management Fees(4)	0.78%		0.78%		0.78%
Distribution and/or Service Fees (12b-1)	0.25%		1.00%		1.00%
Other Expenses(5)	0.16%		0.16%		0.16%
Total Annual Operating Expenses	1.19%		1.94%		1.94%

(1)	The redemption of Class A shares purchased at net asset value pursuant to the $1,000,000 purchase order privilege may be subject to contingent deferred sales charge of 0.50% if redeemed within two years of purchase.

(2)	The contingent deferred sales charge decreases over time. For additional information, see “Fund Facts — Class B shares” and “Fund Facts — Class C shares.”

(3)	The redemption fee may be waived in certain circumstances as described under “Fund Facts — How can I sell shares?”

(4)	Since the Fund may invest in Calamos Government Money Market Fund (another series of Calamos Investment Trust), Calamos Advisors has agreed that it will waive a portion of the advisory fee it charges the Fund in an amount equal to the advisory fee it charges Calamos Government Money Market Fund with respect to those investments by the Fund.

(5)	“Other Expenses” include certain expenses incurred in connection with the Fund’s investment in Calamos Government Money Market Fund. These expenses are less than 0.01%.

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Calamos Blue Chip Fund

	Class A		Class B		Class C

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	4.75%		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	(1)	5.00%	(2)	1.00%	(2)
Maximum Sales Charge (Load) imposed on Reinvested Dividends/Distributions	None		None		None
Redemption Fee on Shares Held Seven Days or Less (as a percentage of the amount redeemed)(3)	2.00%		2.00%		2.00%
Exchange Fee	None		None		None
Annual Fund Operating Expenses (expenses deducted from Fund assets):
Management Fees(4)	1.00%		1.00%		1.00%
Distribution and/or Service Fees (12b-1)	0.25%		1.00%		1.00%
Other Expenses(5)	0.18%		0.18%		0.18%
Total Annual Operating Expenses	1.43%		2.18%		2.18%

(1)	The redemption of Class A shares purchased at net asset value pursuant to the $1,000,000 purchase order privilege may be subject to contingent deferred sales charge of 0.50% if redeemed within two years of purchase.

(2)	The contingent deferred sales charge decreases over time. For additional information, see “Fund Facts — Class B shares” and “Fund Facts — Class C shares.”

(3)	The redemption fee may be waived in certain circumstances as described under “Fund Facts — How can I sell shares?”

(4)	Since the Fund may invest in Calamos Government Money Market Fund (another series of Calamos Investment Trust), Calamos Advisors has agreed that it will waive a portion of the advisory fee it charges the Fund in an amount equal to the advisory fee it charges Calamos Government Money Market Fund with respect to those investments by the Fund.

(5)	“Other Expenses” include certain expenses incurred in connection with the Fund’s investment in Calamos Government Money Market Fund. These expenses are less than 0.01%.

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Calamos Value Fund

	Class A		Class B		Class C

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	4.75%		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	(1)	5.00%	(2)	1.00%	(2)
Maximum Sales Charge (Load) imposed on Reinvested Dividends/Distributions	None		None		None
Redemption Fee on Shares Held Seven Days or Less (as a percentage of the amount redeemed)(3)	2.00%		2.00%		2.00%
Exchange Fee	None		None		None
Annual Fund Operating Expenses (expenses deducted from Fund assets):
Management Fees(4)	1.00%		1.00%		1.00%
Distribution and/or Service Fees (12b-1)	0.25%		1.00%		1.00%
Other Expenses(5)	0.21%		0.21%		0.21%
Total Annual Operating Expenses	1.46%		2.21%		2.21%

(1)	The redemption of Class A shares purchased at net asset value pursuant to the $1,000,000 purchase order privilege may be subject to contingent deferred sales charge of 0.50% if redeemed within two years of purchase.

(2)	The contingent deferred sales charge decreases over time. For additional information, see “Fund Facts — Class B shares” and “Fund Facts — Class C shares.”

(3)	The redemption fee may be waived in certain circumstances as described under “Fund Facts — How can I sell shares?”

(4)	Since the Fund may invest in Calamos Government Money Market Fund (another series of Calamos Investment Trust), Calamos Advisors has agreed that it will waive a portion of the advisory fee it charges the Fund in an amount equal to the advisory fee it charges Calamos Government Money Market Fund with respect to those investments by the Fund.

(5)	“Other Expenses” include certain expenses incurred in connection with the Fund’s investment in Calamos Government Money Market Fund. These expenses are less than 0.01%.

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Calamos International Growth Fund

	Class A		Class B		Class C

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	4.75%		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	(1)	5.00%	(2)	1.00%	(2)
Maximum Sales Charge (Load) imposed on Reinvested Dividends/Distributions	None		None		None
Redemption Fee on Shares Held Seven Days or Less (as a percentage of the amount redeemed)(3)	2.00%		2.00%		2.00%
Exchange Fee	None		None		None
Annual Fund Operating Expenses (expenses deducted from Fund assets):
Management Fees(4),(5)	1.05%		1.05%		1.05%
Distribution and/or Service Fees (12b-1)	0.25%		1.00%		1.00%
Other Expenses(6)	0.22%		0.22%		0.22%
Total Annual Operating Expenses	1.52%		2.27%		2.27%

(1)	The redemption of Class A shares purchased at net asset value pursuant to the $1,000,000 purchase order privilege may be subject to contingent deferred sales charge of 0.50% if redeemed within two years of purchase.

(2)	The contingent deferred sales charge decreases over time. For additional information, see “Fund Facts — Class B shares” and “Fund Facts — Class C shares.”

(3)	The redemption fee may be waived in certain circumstances as described under “Fund Facts — How can I sell shares?”

(4)	Since the Fund may invest in Calamos Government Money Market Fund (another series of Calamos Investment Trust), Calamos Advisors has agreed that it will waive a portion of the advisory fee it charges the Fund in an amount equal to the advisory fee it charges Calamos Government Money Market Fund with respect to those investments by the Fund.

(5)	The management fee is subject to a Performance Adjustment that may either increase or decrease the management fee depending on whether the Fund outperforms or underperforms its benchmark, the MSCI EAFE Growth Index, over the applicable measurement period. Because the Performance Adjustment is tied to the Fund’s performance relative to that of a benchmark (and not to its absolute performance), the fee payable to the Fund’s investment adviser could increase even if the Fund’s shares lose value and could decrease even if the Fund’s shares increase in value. See “Fund Facts — Who manages the Funds?” for information regarding the calculation of the Performance Adjustment.

(6)	“Other Expenses” include certain expenses incurred in connection with the Fund’s investment in Calamos Government Money Market Fund. These expenses are less than 0.01%.

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Calamos Global Growth and Income Fund

	Class A		Class B		Class C

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	4.75%		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	(1)	5.00%	(2)	1.00%	(2)
Maximum Sales Charge (Load) imposed on Reinvested Dividends/Distributions	None		None		None
Redemption Fee on Shares Held Seven Days or Less (as a percentage of the amount redeemed)(3)	2.00%		2.00%		2.00%
Exchange Fee	None		None		None
Annual Fund Operating Expenses (expenses deducted from Fund assets):
Management Fees(4)	0.99%		0.99%		0.99%
Distribution and/or Service Fees (12b-1)	0.25%		1.00%		1.00%
Other Expenses(5)	0.17%		0.17%		0.17%
Total Annual Operating Expenses	1.41%		2.16%		2.16%

(1)	The redemption of Class A shares purchased at net asset value pursuant to the $1,000,000 purchase order privilege may be subject to contingent deferred sales charge of 0.50% if redeemed within two years of purchase.

(2)	The contingent deferred sales charge decreases over time. For additional information, see “Fund Facts — Class B shares” and “Fund Facts — Class C shares.”

(3)	The redemption fee may be waived in certain circumstances as described under “Fund Facts — How can I sell shares?”

(4)	Since the Fund may invest in Calamos Government Money Market Fund (another series of Calamos Investment Trust), Calamos Advisors has agreed that it will waive a portion of the advisory fee it charges the Fund in an amount equal to the advisory fee it charges Calamos Government Money Market Fund with respect to those investments by the Fund.

(5)	“Other Expenses” include certain expenses incurred in connection with the Fund’s investment in Calamos Government Money Market Fund. These expenses are less than 0.01%.

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Calamos Growth and Income Fund

	Class A		Class B		Class C

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	4.75%		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	(1)	5.00%	(2)	1.00%	(2)
Maximum Sales Charge (Load) imposed on Reinvested Dividends/Distributions	None		None		None
Redemption Fee on Shares Held Seven Days or Less (as a percentage of the amount redeemed)(3)	2.00%		2.00%		2.00%
Exchange Fee	None		None		None
Annual Fund Operating Expenses (expenses deducted from Fund assets):
Management Fees(4)	0.66%		0.66%		0.66%
Distribution and/or Service Fees (12b-1)	0.25%		1.00%		1.00%
Other Expenses(5)	0.14%		0.14%		0.14%
Total Annual Operating Expenses	1.05%		1.80%		1.80%

(1)	The redemption of Class A shares purchased at net asset value pursuant to the $1,000,000 purchase order privilege may be subject to contingent deferred sales charge of 0.50% if redeemed within two years of purchase.

(2)	The contingent deferred sales charge decreases over time. For additional information, see “Fund Facts — Class B shares” and “Fund Facts — Class C shares.”

(3)	The redemption fee may be waived in certain circumstances as described under “Fund Facts — How can I sell shares?”

(4)	Since the Fund may invest in Calamos Government Money Market Fund (another series of Calamos Investment Trust), Calamos Advisors has agreed that it will waive a portion of the advisory fee it charges the Fund in an amount equal to the advisory fee it charges Calamos Government Money Market Fund with respect to those investments by the Fund.

(5)	“Other Expenses” include certain expenses incurred in connection with the Fund’s investment in Calamos Government Money Market Fund. These expenses are less than 0.01%.

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Calamos High Yield Fund

	Class A		Class B		Class C

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	4.75%		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	(1)	5.00%	(2)	1.00%	(2)
Maximum Sales Charge (Load) imposed on Reinvested Dividends/Distributions	None		None		None
Redemption Fee on Shares Held Seven Days or Less (as a percentage of the amount redeemed)(3)	2.00%		2.00%		2.00%
Exchange Fee	None		None		None
Annual Fund Operating Expenses (expenses deducted from Fund assets):
Management Fees(4)	0.75%		0.75%		0.75%
Distribution and/or Service Fees (12b-1)	0.25%		1.00%		1.00%
Other Expenses(5)	0.17%		0.17%		0.17%
Total Annual Operating Expenses	1.17%		1.92%		1.92%

(1)	The redemption of Class A shares purchased at net asset value pursuant to the $1,000,000 purchase order privilege may be subject to contingent deferred sales charge of 0.50% if redeemed within two years of purchase.

(2)	The contingent deferred sales charge decreases over time. For additional information, see “Fund Facts — Class B shares” and “Fund Facts — Class C shares.”

(3)	The redemption fee may be waived in certain circumstances as described under “Fund Facts — How can I sell shares?”

(4)	Since the Fund may invest in Calamos Government Money Market Fund (another series of Calamos Investment Trust), Calamos Advisors has agreed that it will waive a portion of the advisory fee it charges the Fund in an amount equal to the advisory fee it charges Calamos Government Money Market Fund with respect to those investments by the Fund.

(5)	“Other Expenses” include certain expenses incurred in connection with the Fund’s investment in Calamos Government Money Market Fund. These expenses are less than 0.01%.

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Calamos Convertible Fund

	Class A		Class B		Class C

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	4.75%		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	(1)	5.00%	(2)	1.00%	(2)
Maximum Sales Charge (Load) imposed on Reinvested Dividends/Distributions	None		None		None
Redemption Fee on Shares Held Seven Days or Less (as a percentage of the amount redeemed)(3)	2.00%		2.00%		2.00%
Exchange Fee	None		None		None
Annual Fund Operating Expenses (expenses deducted from Fund assets):
Management Fees(4)	0.73%		0.73%		0.73%
Distribution and/or Service Fees (12b-1)	0.25%		1.00%		1.00%
Other Expenses(5)	0.14%		0.14%		0.14%
Total Annual Operating Expenses	1.12%		1.87%		1.87%

(1)	The redemption of Class A shares purchased at net asset value pursuant to the $1,000,000 purchase order privilege may be subject to contingent deferred sales charge of 0.50% if redeemed within two years of purchase.

(2)	The contingent deferred sales charge decreases over time. For additional information, see “Fund Facts — Class B shares” and “Fund Facts — Class C shares.”

(3)	The redemption fee may be waived in certain circumstances as described under “Fund Facts — How can I sell shares?”

(4)	Since the Fund may invest in Calamos Government Money Market Fund (another series of Calamos Investment Trust), Calamos Advisors has agreed that it will waive a portion of the advisory fee it charges the Fund in an amount equal to the advisory fee it charges Calamos Government Money Market Fund with respect to those investments by the Fund.

(5)	“Other Expenses” include certain expenses incurred in connection with the Fund’s investment in Calamos Government Money Market Fund. These expenses are less than 0.01%.

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Calamos Market Neutral Income Fund

	Class A		Class B		Class C

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	4.75%		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	(1)	5.00%	(2)	1.00%	(2)
Maximum Sales Charge (Load) imposed on Reinvested Dividends/Distributions	None		None		None
Redemption Fee on Shares Held Seven Days or Less (as a percentage of the amount redeemed)(3)	2.00%		2.00%		2.00%
Exchange Fee	None		None		None
Annual Fund Operating Expenses (expenses deducted from Fund assets):
Management Fees(4)	0.74%		0.74%		0.74%
Distribution and/or Service Fees (12b-1)	0.25%		1.00%		1.00%
Other Expenses(5)	0.26%		0.26%		0.26%
Acquired Fund Operating Expenses (Estimated Indirect Expenses of Underlying Funds)(6)	0.01%		0.01%		0.01%
Total Annual Operating Expenses	1.26%		2.01%		2.01%

(1)	The redemption of Class A shares purchased at net asset value pursuant to the $1,000,000 purchase order privilege may be subject to contingent deferred sales charge of 0.50% if redeemed within two years of purchase.

(2)	The contingent deferred sales charge decreases over time. For additional information, see “Fund Facts — Class B shares” and “Fund Facts — Class C shares.”

(3)	The redemption fee may be waived in certain circumstances as described under “Fund Facts — How can I sell shares?”

(4)	Since the Fund may invest in Calamos Government Money Market Fund (another series of Calamos Investment Trust), Calamos Advisors has agreed that it will waive a portion of the advisory fee it charges the Fund in an amount equal to the advisory fee it charges Calamos Government Money Market Fund with respect to those investments by the Fund.

(5)	Includes 0.10% related to dividend expense on short positions.

(6)	“Acquired Fund Operating Expenses” include certain expenses incurred in connection with the Fund’s investment in Calamos Government Money Market Fund.

In the Calamos Family of Funds prospectus, the following table replaces the table with respect to Calamos Market Neutral Income Fund entitled “Examples of Fund Expenses,” which is located on page 51:

Examples of Fund Expenses

You would pay the following expenses if you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years

Class A	597	856	1,134	1,925
Class B*	704	930	1,283	2,144
Class C**	304	630	1,083	2,338

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You would pay the following expenses if you did not redeem your shares:

	One Year	Three Years	Five Years	Ten Years

Class A	597	856	1,134	1,925
Class B*	204	630	1,083	2,144
Class C**	204	630	1,083	2,338

*	Assumes conversion to Class A shares in years nine and ten. For the first example, which assumes that you redeem all of your shares at the end of each time period, the contingent deferred sales charge was applied as follows: 1 year (5%), 3 years (3%), 5 years (2%) and 10 years (0%).

**	The contingent deferred sales charge was applied as follows: 1 year (1%); 3, 5 and 10 years (0%).

In the Calamos Family of Funds prospectus, the following paragraph is added after the ninth paragraph under “Who manages the Funds?,” which is located on page 64:

“Each Fund may invest a portion of its assets in Calamos Government Money Market Fund (“GMMF”). Calamos Advisors has contractually agreed to waive through February 28, 2009 a portion of its advisory fee charged to a Fund (other than Multi-Fund Blend) that invests in GMMF in an amount equal to the advisory fee payable by GMMF to Calamos Advisors that is attributable to the Fund’s investment in GMMF, based on average daily net assets. This contractual obligation does not apply to Multi-Fund Blend because Calamos Advisors does not charge an investment advisory fee for managing that Fund.”

In the Calamos Global Equity Fund prospectus, the following table replaces the expense table under the section entitled “What are the fees and expenses of the Fund?,” which is located on page 6:

Calamos Global Equity Fund

	Class A		Class B		Class C

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	4.75%		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	(1)	5.00%	(2)	1.00%	(2)
Maximum Sales Charge (Load) imposed on Reinvested Dividends/Distributions	None		None		None
Redemption Fee on Shares Held Seven Days or Less (as a percentage of the amount redeemed)(3)	2.00%		2.00%		2.00%
Exchange Fee	None		None		None
Annual Fund Operating Expenses (expenses deducted from Fund assets):
Management Fees(4),(5)	1.00%		1.00%		1.00%
Distribution and/or Service Fees (12b-1)	0.25%		1.00%		1.00%
Other Expenses(6),(7)	0.55%		0.55%		0.55%
Total Annual Operating Expenses	1.80%		2.55%		2.55%
Expense Reimbursement(8)	(0.05)%		(0.05)%		(0.05)%
Total Annual Operating Expenses Net of Reimbursement	1.75%		2.50%		2.50%

(1)	The redemption of Class A shares purchased at net asset value pursuant to the $1,000,000 purchase order privilege may be subject to contingent deferred sales charge of 0.50% if redeemed within two years of purchase.

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(2)	The contingent deferred sales charge decreases over time. For additional information, see “Fund Facts — Class B shares” and “Fund Facts — Class C shares.”

(3)	The redemption fee may be waived in certain circumstances as described under “Fund Facts — How can I sell shares?”

(4)	Since the Fund may invest in Calamos Government Money Market Fund (another series of Calamos Investment Trust), Calamos Advisors has agreed that it will waive a portion of the advisory fee it charges the Fund in an amount equal to the advisory fee it charges Calamos Government Money Market Fund with respect to those investments by the Fund.

(5)	The management fee is subject to a Performance Adjustment that may either increase or decrease the management fee depending on whether the Fund outperforms or underperforms its benchmark, the MSCI EAFE Growth Index, over the applicable measurement period. Because the Performance Adjustment is tied to the Fund’s performance relative to that of a benchmark (and not to its absolute performance), the fee payable to the Fund’s investment adviser could increase even if the Fund’s shares lose value and could decrease even if the Fund’s shares increase in value. See “Fund Facts — Who manages the Funds?” for information regarding the calculation of the Performance Adjustment.

(6)	“Other Expenses” include certain expenses incurred in connection with the Fund’s investment in Calamos Government Money Market Fund. These expenses are less than 0.01%.

(7)	“Other Expenses” are based on estimated amounts for the current fiscal year.

(8)	Calamos Advisors has contractually agreed to reimburse Fund expenses through February 29, 2008 to the extent necessary so that Total Annual Operating Expenses after any such reimbursement do not exceed 1.75% for Class A shares and 2.50% for Class B shares or Class C shares. After such date, the expense limitation may be terminated or revised.

In the Calamos Global Equity Fund prospectus, the following paragraph is added after the sixth paragraph under “Who manages the Fund?,” which is located on page 9:

“The Fund may invest a portion of its assets in Calamos Government Money Market Fund (“GMMF”). Calamos Advisors has contractually agreed to waive through February 28, 2009 a portion of its advisory fee charged to the Fund in an amount equal to the advisory fee payable by GMMF to Calamos Advisors that is attributable to the Fund’s investment in GMMF, based on average daily net assets.”

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In the Calamos Total Return Bond Fund prospectus, the following table replaces the expense table under “What are the fees and expenses of the Fund?,” which is located on page 16:

Calamos Total Return Bond Fund

	Class A		Class B		Class C

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	3.75%		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	(1)	3.50%	(2)	1.00%	(2)
Maximum Sales Charge (Load) imposed on Reinvested Dividends/Distributions	None		None		None
Redemption Fee on Shares Held Seven Days or Less (as a percentage of the amount redeemed)(3)	2.00%		2.00%		2.00%
Exchange Fee	None		None		None
Annual Fund Operating Expenses (expenses deducted from Fund assets):
Management Fees(4)	0.55%		0.55%		0.55%
Distribution and/or Service Fees (12b-1)	0.25%		1.00%		1.00%
Other Expenses(5),(6)	0.74%		0.74%		0.74%
Total Annual Operating Expenses(7)	1.54%		2.29%		2.29%

(1)	The redemption of Class A shares purchased at net asset value pursuant to the $1,000,000 purchase order privilege may be subject to contingent deferred sales charge of 0.50% if redeemed within two years of purchase.

(2)	The contingent deferred sales charge decreases over time. For additional information, see “Fund Facts — Class B shares” and “Fund Facts — Class C shares.”

(3)	The redemption fee may be waived in certain circumstances as described under “Fund Facts — How can I sell shares?”

(4)	Since the Fund may invest in Calamos Government Money Market Fund (another series of Calamos Investment Trust), Calamos Advisors has agreed that it will waive a portion of the advisory fee it charges the Fund in an amount equal to the advisory fee it charges Calamos Government Money Market Fund with respect to those investments by the Fund.

(5)	“Other Expenses” include certain expenses incurred in connection with the Fund’s investment in Calamos Government Money Market Fund. These expenses are less than 0.01%.

(6)	“Other Expenses” are based on estimated amounts for the current fiscal year.

(7)	Calamos Advisors has contractually agreed to reimburse Fund expenses through February 29, 2008 to the extent necessary so that Total Annual Operating Expenses after any such reimbursement do not exceed certain limits. After such date, the expense limitation may be terminated or revised. The Fund’s net expenses after such reimbursement are shown below.

	Class A	Class B	Class C

Total Annual Operating Expenses Net of Reimbursement:	0.90%	1.65%	1.65%

In the Calamos Total Return Bond Fund prospectus, the following paragraph is added after the third paragraph under “Who manages the Fund?,” which is located on page 18:

“The Fund may invest a portion of its assets in Calamos Government Money Market Fund (“GMMF”). Calamos Advisors has contractually agreed to waive through February 28, 2009 a portion of

13

its advisory fee charged to the Fund in an amount equal to the advisory fee payable by GMMF to Calamos Advisors that is attributable to the Fund’s investment in GMMF, based on average daily net assets.”

Intermediaries

Effective immediately, the Calamos Family of Funds, Calamos Global Equity Fund and Calamos Total Return Bond Fund prospectuses are supplemented to revise disclosure regarding supplemental compensation payments made by the Funds’ distributor and its affiliates to intermediaries.

In the Calamos Family of Funds prospectus, the following paragraphs replace the third paragraph under “Intermediaries,” which is located on page 76:

“CFS, the Funds’ distributor, and its affiliates are currently subject to supplemental compensation payment requests by certain securities broker-dealers, banks or other intermediaries, including third party administrators of qualified plans (each an “Intermediary”) whose customers have purchased Fund shares. CFS or its affiliates in their discretion may make payments to a qualifying Intermediary for various purposes, including to help defray costs incurred by the Intermediary to educate financial advisers about the Funds so they can make recommendations and provide services that are suitable and meet shareholder needs, to access the Intermediary’s representatives and to provide marketing support and other specified services. These payments do not increase the amount paid by you or the Funds.

Payments to a qualifying Intermediary in any year generally will not exceed the sum of (a) 0.25% of the prior year’s purchases of Fund shares through the Intermediary and (b) 0.12% of the annual average daily value of Fund shares held through the Intermediary. In the case of Fund shares held by a retirement plan investing through a platform sponsored by an Intermediary, payments to the Intermediary generally will not exceed 0.20% of the annual average daily value of those shares. CFS or its affiliates consider a number of factors in determining whether they will make requested payments, including the qualifying Intermediary’s sales, assets and redemption rates, and the nature of the Intermediary’s services. Supplemental compensation payments received by an intermediary may create a potential conflict of interest between the intermediary, who is recommending particular funds over others, and its clients. Before investing, you should review carefully any disclosure by your Intermediary regarding its compensation.”

In the Calamos Global Equity Fund prospectus, the following paragraphs replace the third paragraph under “Intermediaries,” which is located on page 20:

“CFS, the Fund’s distributor, and its affiliates are currently subject to supplemental compensation payment requests by certain securities broker-dealers, banks or other intermediaries, including third party administrators of qualified plans (each an “Intermediary”) whose customers have purchased Fund shares. CFS or its affiliates in their discretion may make payments to a qualifying Intermediary for various purposes, including to help defray costs incurred by the Intermediary to educate financial advisers about the Fund so they can make recommendations and provide services that are suitable and meet shareholder needs, to access the Intermediary’s representatives and to provide marketing support and other specified services. These payments do not increase the amount paid by you or the Fund.

Payments to a qualifying Intermediary in any year generally will not exceed the sum of (a) 0.25% of the prior year’s purchases of Fund shares through the Intermediary and (b) 0.12% of the annual average daily value of Fund shares held through the Intermediary. In the case of Fund shares held by a retirement plan investing through a platform sponsored by an Intermediary, payments to the Intermediary generally will not exceed 0.20% of the annual average daily value of those shares. CFS or its affiliates consider a number of factors in determining whether they will make requested payments, including the qualifying Intermediary’s sales, assets and redemption rates, and the nature of the Intermediary’s services. Supplemental compensation payments received by an intermediary may create a potential conflict of interest between the intermediary, who is recommending particular funds over others, and its clients. Before investing, you should review carefully any disclosure by your Intermediary regarding its compensation.”

14

In the Calamos Total Return Bond Fund prospectus, the following paragraphs replace the third paragraph under “Intermediaries,” which is located on page 29:

“CFS, the Fund’s distributor, and its affiliates are currently subject to supplemental compensation payment requests by certain securities broker-dealers, banks or other intermediaries, including third party administrators of qualified plans (each an “Intermediary”) whose customers have purchased Fund shares. CFS or its affiliates in their discretion may make payments to a qualifying Intermediary for various purposes, including to help defray costs incurred by the Intermediary to educate financial advisers about the Fund so they can make recommendations and provide services that are suitable and meet shareholder needs, to access the Intermediary’s representatives and to provide marketing support and other specified services. These payments do not increase the amount paid by you or the Fund.

Payments to a qualifying Intermediary in any year generally will not exceed the sum of (a) 0.25% of the prior year’s purchases of Fund shares through the Intermediary and (b) 0.12% of the annual average daily value of Fund shares held through the Intermediary. In the case of Fund shares held by a retirement plan investing through a platform sponsored by an Intermediary, payments to the Intermediary generally will not exceed 0.20% of the annual average daily value of those shares. CFS or its affiliates consider a number of factors in determining whether they will make requested payments, including the qualifying Intermediary’s sales, assets and redemption rates, and the nature of the Intermediary’s services. Supplemental compensation payments received by an intermediary may create a potential conflict of interest between the intermediary, who is recommending particular funds over others, and its clients. Before investing, you should review carefully any disclosure by your Intermediary regarding its compensation.”

Extension of Expense Limitation Agreement for Multi-Fund Blend

Effective immediately, the Calamos Family of Funds prospectus is supplemented to reflect the extension of the expense limitation agreement between the Trust and Calamos Advisors with respect to Calamos Multi-Fund Blend through February 29, 2008.

15

In the Calamos Family of Funds prospectus, the following table replaces the expense table for Multi-Fund Blend under the section entitled “What are the fees and expenses of the Fund?,” which is located on page 56:

Calamos Multi-Fund Blend

	Class A		Class B		Class C

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	4.75%		None		None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	(1)	5.00%	(2)	1.00%	(2)
Maximum Sales Charge (Load) imposed on Reinvested Dividends/Distributions	None		None		None
Redemption Fee on Shares Held Seven Days or Less (as a percentage of the amount redeemed)(3)	2.00%		2.00%		2.00%
Exchange Fee	None		None		None
Annual Fund Operating Expenses (expenses deducted from Fund assets):
Management Fees(4)	None		None		None
Distribution and/or Service Fees (12b-1)	0.25%		1.00%		1.00%
Other Expenses(5)	10.66%		10.66%		10.66%
Acquired Fund Operating Expenses (Estimated Indirect Expenses of Underlying Funds)(6)	1.11%		1.11%		1.11%
Total Annual Operating Expenses	12.02%		12.77%		12.77%
Expense Reimbursement(7)	(10.41)%		(10.41)%		(10.41)%
Total Annual Operating Expenses Net of Reimbursement	1.61%		2.36%		2.36%

(1)	The redemption of Class A shares purchased at net asset value pursuant to the $1,000,000 purchase order privilege may be subject to a contingent deferred sales charge of 0.50% if redeemed within two years of purchase.

(2)	The contingent deferred sales charge decreases over time. For additional information, see “Fund Facts — Class B shares” and “Fund Facts — Class C shares.”

(3)	The redemption fee may be waived in certain circumstances as described under “Fund Facts — How can I sell shares?”

(4)	The Fund does not directly bear a management fee, but the Fund indirectly bears the management fee (and other expenses) of the underlying funds.

(5)	“Other Expenses” are based on estimated amounts for the current fiscal year.

(6)	All classes of shares of the Fund indirectly bear the Class I shares expenses of the underlying funds. Because the amount of the Fund’s assets invested in each of the underlying funds changes daily, the amounts shown in the table are approximate amounts.

(7)	Calamos Advisors has contractually agreed to reimburse Fund expenses through February 29, 2008 to the extent necessary so that Other Expenses after any such reimbursement do not exceed 0.25% for Class A shares, Class B shares or Class C shares. After such date, the expense limitation may be terminated or revised.

16

In the Calamos Family of Funds prospectus, the following paragraph replaces the ninth paragraph under “Who Manages the Funds?,” which is located on page 64:

“Calamos Advisors has contractually agreed to limit the other expenses of Multi-Fund Blend, as a percentage of the average net assets of the particular class of shares, to 0.25% each for Class A shares, Class B shares and Class C shares. This agreement is binding on Calamos Advisors until February 29, 2008.”

MFSPT 10/07

Retain this supplement for future reference.

17

CALAMOS® GOVERNMENT MONEY MARKET FUND

SUPPLEMENT DATED OCTOBER 5, 2007
TO PROSPECTUS DATED MAY 16, 2007
AS PREVIOUSLY SUPPLEMENTED ON AUGUST 3, 2007

Advisory Fee Waiver for Investment by Affiliated Funds in Calamos Government Money Market Fund

Currently, Calamos Advisors LLC, the Fund’s investment adviser (“Calamos Advisors”), rebates to each fund in the Calamos Family of Funds complex that invests in the Fund (each, an “Investing Fund”) an amount equal to the portion of the advisory fee payable by the Fund that is attributable to the Investing Fund’s investment in the Fund. Effective immediately, the prospectus is supplemented to revise disclosure to reflect that Calamos Advisors, rather than rebating a portion of its advisory fee charged to each Investing Fund as described above, will instead waive a portion of its advisory fee charged to each Investing Fund in an amount equal to the advisory fee payable by the Fund to Calamos Advisors that is attributable to the Investing Fund’s investment in the Fund.

In the Calamos Government Money Market Fund prospectus, the following paragraph replaces the third paragraph under “Who manages the Fund?,” which is located on page 6:

“Other funds in the Calamos Family of Funds complex (each, an “Investing Fund”) may invest a portion of their assets in the Fund. Calamos Advisors has contractually agreed to waive through February 28, 2009 a portion of its advisory fee charged to the Investing Fund in an amount equal to the advisory fee payable by the Fund to Calamos Advisors that is attributable to the Investing Fund’s investment in the Fund, based on average daily net assets.”

GMMSPT 10/07

Retain this supplement for future reference.

SUPPLEMENT DATED OCTOBER 5, 2007
TO PROSPECTUSES DATED MARCH 1, 2007
AS SUPPLEMENTED ON OCTOBER 5, 2007
CALAMOS® FAMILY OF FUNDS
CALAMOS GLOBAL EQUITY FUND
INSTITUTIONAL SHARES AND R SHARES
      This supplement together with the Calamos Family of Funds prospectus and Global Equity Fund prospectus offers Class I shares (“Institutional Shares”) and Class R shares (“R Shares”) of each of Growth Fund, Blue Chip Fund, Value Fund, International Growth Fund, Global Growth and Income Fund, Growth and Income Fund, High Yield Fund, Convertible Fund, Market Neutral Income Fund, Multi-Fund Blend and Global Equity Fund (each a “Fund”). Each Fund through its prospectus also currently offers three other classes of shares, Class A, Class B and Class C shares, that have substantially lower minimum investment requirements but bear certain expenses not borne by the Institutional Shares or R Shares.
      The following information supplements the indicated sections of the prospectuses.
How has the Fund performed in the past?
      Each Fund, except for Multi-Fund Blend and Global Equity Fund, presents average annual total returns for the Institutional Shares. Performance information has not been presented for Multi-Fund Blend or Global Equity Fund because neither Fund has been in existence for at least one calendar year. Performance information has not been presented for R Shares because the class has not been available for at least one calendar year.
      The following table shows the average annual performance of Growth Fund’s Institutional Shares and is added after the table located on page 5 of the Calamos Family of Funds prospectus:
AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2006

	One Year	Five Years	Since Inception*

Class I
Return before taxes	1.71%	9.62%	15.98%
S&P 500 Index#	15.79%	6.19%	6.10%
Russell Midcap® Growth Index##	10.66%	8.22%	6.66%	@

*	Inception date for Class I shares of this Fund is 9/18/97.

#	The S&P 500 Index is generally considered representative of the U.S. stock market.

##	The Russell Midcap Growth Index measures the performance of those Russell Midcap companies whose average market capitalization is approximately $4.2 billion, with higher price-to-book ratios and higher growth values.

@	Index data shown is from 8/31/97 (comparative data is available only for full monthly periods).

1

     The following table shows the average annual performance of Blue Chip Fund’s Institutional Shares and is added after the table located on page 10 of the Calamos Family of Funds prospectus:
AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2006

	One Year	Since Inception*

Class I
Return before taxes	12.01%	9.48%
S&P 500 Index#	15.79%	11.59%

*	Inception date for Class I shares of this Fund is 12/1/03.

#	The S&P 500 Index is generally considered representative of the U.S. stock market.
     The following table shows the average annual performance of Value Fund’s Institutional Shares and is added after the table located on page 13 of the Calamos Family of Funds prospectus:
AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2006

	One Year	Since Inception*

Class I
Return before taxes	14.83%	9.01%
Russell 1000 Value Index#	22.25%	11.39%	@

*	Inception date for Class I shares of this Fund is 3/1/02.

#	The Russell 1000 Value Index measures the performance of those companies in the Russell 1000 Index with lower price-to-book ratios and lower forecasted growth values.

@	Index data shown is from 2/28/02 (comparative data is available only for full monthly periods).
     The following table shows the average annual performance of International Growth Fund’s Institutional Shares and is added after the table located on page 18 of the Calamos Family of Funds prospectus:
AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2006

	One Year	Since Inception*

Class I
Return before taxes	21.96%	23.21%
MSCI EAFE Growth Index#	22.69%	18.90%

*	Inception date for Class I shares of this Fund is 3/16/05.

#	The MSCI EAFE Growth Index measures developed market growth equity performance (excluding the U.S. and Canada).

2

     The following table shows the average annual performance of Global Growth and Income Fund’s Institutional Shares and is added after the table located on page 24 of the Calamos Family of Funds prospectus:
AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2006

	One Year	Five Years	Since Inception*

Class I
Return before taxes	16.21%	12.02%	10.70%
MSCI World Index#	20.65%	10.49%	6.74	%@

*	Inception date for Class I shares of this Fund is 9/18/97.

#	The MSCI World Index (US Dollar) is a market capitalization weighted index composed of companies representative of the market structure of developed market countries in North America, Europe and the Asia/ Pacific region.

@	Index data shown is from 8/31/97 (comparative data is available only for full monthly periods).
     The following table shows the average annual performance of Growth and Income Fund’s Institutional Shares and is added after the table located on page 30 of the Calamos Family of Funds prospectus:
AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2006

	One Year	Five Years	Since Inception*

Class I
Return before taxes	10.15%	10.03%	13.01%
S&P 500 Index#	15.79%	6.19%	6.11%
Value Line Convertible Index##	10.64%	8.59%	4.75%@

*	Inception date for Class I shares of this Fund is 9/18/97.

#	The S&P 500 Index is generally considered representative of the U.S. stock market.

##	The Value Line Convertible Index is an equally weighted index of the largest convertibles, representing 90% of the market.

@	Index data shown is from 8/31/97 (comparative data is available only for full monthly periods).
     The following table shows the average annual performance of High Yield Fund’s Institutional Shares and is added after the table located on page 36 of the Calamos Family of Funds prospectus:
AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2006

	One Year	Since Inception*

Class I
Return before taxes	10.60%	9.80%
CSFB High Yield Index#	11.93%	11.42%	@

*	Inception date for Class I shares of this Fund is 3/8/02.

#	The CSFB High Yield Index is an unmanaged index of high yield debt securities.

@	Index data shown is from 2/28/02 (comparative data is available only for full monthly periods).

3

     The following table shows the average annual performance of Convertible Fund’s Institutional Shares and is added after the table located on page 42 of the Calamos Family of Funds prospectus:
AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2006

	One Year	Five Years	Since Inception*

Class I
Return before taxes	9.39%	7.82%	9.87%
Value Line Convertible Index#	10.64%	8.59%	5.71%	@

*	Inception date for Class I shares of this Fund is 6/25/97.

#	The Value Line Convertible Index is an equally weighted index of the largest convertibles, representing 90% of the market.

@	Index data shown is from 5/31/97 (comparative data is available only for full monthly periods).
     The following table shows the average annual performance of Market Neutral Income Fund’s Institutional Shares and is added after the table located on page 49 of the Calamos Family of Funds prospectus:
AVERAGE ANNUAL TOTAL RETURNS — FOR PERIODS ENDED DECEMBER 31, 2006

	One Year	Five Years	Since Inception*

Class I
Return before taxes	8.71%	5.67%	6.38%
Lehman Brothers Government/ Credit Index#	3.78%	5.17%	6.56%	@
Citigroup 30-Day Treasury Bill Index##	4.75%	2.31%	2.85%	@

*	Inception date for Class I shares of this Fund is 5/10/00.

#	The Lehman Brothers Government/ Credit Index comprises long-term government and investment-grade corporate debt securities and is generally considered representative of the performance of the broad U.S. bond market.

##	The Citigroup 30-Day Treasury Bill Index is an unmanaged index generally considered representative of the performance of short-term money market investments.

@	Index data shown is from 4/30/00 (comparative data is available only for full monthly periods).

4

What are the fees and expenses of the Fund?
      The following information describes the fees that you may pay if you buy and hold Institutional Shares of the Funds. The information presented in the following table for each Fund indicated, except Global Equity Fund, is added as the second to last column in the table for the respective Fund located on pages 6, 11, 14, 19, 25, 31, 37 and 43 of the Calamos Family of Funds prospectus, respectively. The information presented in the following table for Global Equity Fund is added as the second to last column in the table located on page 6 of the Global Equity Fund prospectus.

					Global
		Blue		International	Growth and
	Growth	Chip	Value	Growth	Income
	Fund	Fund	Fund	Fund	Fund
	Class I	Class I	Class I	Class I	Class I

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/ Distributions	None	None	None	None	None
Redemption Fee on Shares Held Seven Days or Less (as a percentage of amount redeemed)(3)	2.00%	2.00%	2.00%	2.00%	2.00%
Exchange fee	None	None	None	None	None
Annual Fund Operating Expenses (expenses deducted from Fund assets):
Management Fees(4)	0.78%	1.00%	1.00%	1.00%	0.99%
Distribution and/or Service Fees (12b-1)	None	None	None	None	None
Other Expenses(5)	0.16%	0.18%	0.21%	0.27%	0.17%
Total Annual Operating Expenses	0.94%	1.18%	1.21%	1.27%	1.16%
Fee Waiver and/or Expense Reimbursement	—	—	—	—	—
Net Expenses	0.94%	1.18%	1.21%	1.27%	1.16%

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Growth
	and	High		Global
	Income	Yield	Convertible	Equity
	Fund	Fund	Fund	Fund
	Class I	Class I	Class I	Class I

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/ Distributions	None	None	None	None
Redemption Fee on Shares Held Seven Days or Less (as a percentage of amount redeemed)(3)	2.00%	2.00%	2.00%	2.00%
Exchange fee	None	None	None	None
Annual Fund Operating Expenses (expenses deducted from Fund assets):
Management Fees(4)	0.66%	0.75%	0.73%	1.00%
Distribution and/or Service Fees (12b-1)	None	None	None	None
Other Expenses(5)	0.14%	0.17%	0.14%	0.55%
Total Annual Operating Expenses	0.80%	0.92%	0.87%	1.55%
Fee Waiver and/or Expense Reimbursement	—	—	—	(0.05)%
Net Expenses	0.80%	0.92%	0.87%	1.50%

5

     The following information describes the fees that you may pay if you buy and hold R Shares of the Funds. The information presented in the following table for each Fund indicated, except Global Equity Fund, is added as the last column in the table for the respective Fund located on pages 6, 11, 14, 19, 25, 31, 37 and 43 of the Calamos Family of Funds prospectus, respectively. The information presented in the following table for Global Equity Fund is added as the last column in the table located on page 6 of the Global Equity Fund prospectus.

					Global
		Blue		International	Growth and
	Growth	Chip	Value	Growth	Income
	Fund	Fund	Fund	Fund	Fund
	Class R	Class R	Class R	Class R	Class R

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	None	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/ Distributions	None	None	None	None	None
Redemption Fee on Shares Held Seven Days or Less (as a percentage of amount redeemed)(3)	None	None	None	None	None
Exchange fee	None	None	None	None	None
Annual Fund Operating Expenses (expenses deducted from Fund assets):
Management Fees(4)	0.78%	1.00%	1.00%	1.05%	0.99%
Distribution and/or Service Fees (12b-1)	0.50%	0.50%	0.50%	0.50%	0.50%
Other Expenses(5)	0.16%	0.18%	0.21%	0.22%	0.17%
Total Annual Operating Expenses	1.44%	1.68%	1.71%	1.77%	1.66%
Fee Waiver and/or Expense Reimbursement	—	—	—	—	—
Net Expenses	1.44%	1.68%	1.71%	1.77%	1.66%

[Additional columns below]

[Continued from above table, first column(s) repeated]

	Growth
	and	High		Global
	Income	Yield	Convertible	Equity
	Fund	Fund	Fund	Fund
	Class R	Class R	Class R	Class R

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	None	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends/ Distributions	None	None	None	None
Redemption Fee on Shares Held Seven Days or Less (as a percentage of amount redeemed)(3)	None	None	None	None
Exchange fee	None	None	None	None
Annual Fund Operating Expenses (expenses deducted from Fund assets):
Management Fees(4)	0.66%	0.75%	0.73%	1.00%
Distribution and/or Service Fees (12b-1)	0.50%	0.50%	0.50%	0.50%
Other Expenses(5)	0.14%	0.17%	0.14%	0.55%
Total Annual Operating Expenses	1.30%	1.42%	1.37%	2.05%
Fee Waiver and/or Expense Reimbursement	—	—	—	(0.05)%
Net Expenses	1.30%	1.42%	1.37%	2.00%

6

     The information presented in the following table for Market Neutral Income Fund is added as the last column in the table for Market Neutral Income Fund located on page 50 of the Calamos Family of Funds prospectus:

	Class I	Class R

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None
Maximum Sales Charge (Load) Imposed On Reinvested Dividends/ Distributions	None	None
Redemption Fee on Shares Held Seven Days or Less (as a percentage of amount redeemed)(3)	2.00%	None
Exchange fee	None	None
Annual Fund Operating Expenses (expenses deducted from Fund assets):
Management Fees(4)	0.74%	0.74%
Distribution and/or Service (12b-1) Fees	None	0.50%
Other Expenses(5)	0.26%	0.26%
Acquired Fund Operating Expenses (Estimated Indirect Expenses of Underlying Funds)(6)	0.01%	0.01%
Total Annual Operating Expenses	1.01%	1.51%
      The following sentence is added after the first sentence in footnote (8) to the fees and expenses table for Global Equity Fund located on page 6 of the Calamos Global Equity Fund prospectus:

“Calamos Advisors has contractually agreed to reimburse Fund expenses through February 29, 2008 to the extent necessary so that Total Annual Operating Expenses after any such reimbursement do not exceed 1.50% for Class I shares and 2.00% for Class R shares.”
      The information presented in the following tables for Multi-Fund Blend is added as the last column in the table for Multi-Fund Blend located on page 56 of the Calamos Family of Funds prospectus:

	Class I	Class R

Shareholder Fees (fees paid directly from your investment):
Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the redemption price or offering price)	None	None
Maximum Sales Charge (Load) Imposed On Reinvested Dividends/ Distributions	None	None
Redemption Fee on Shares Held Seven Days or Less (as a percentage of amount redeemed)(3)	2.00%	None
Exchange fee	None	None
Annual Fund Operating Expenses (expenses deducted from Fund assets):
Management Fees(4)	None	None
Distribution and/or Service (12b-1) Fees	None	0.50%
Other Expenses(5)	10.66%	10.66%
Acquired Fund Operating Expenses (Estimated Indirect Expenses of Underlying Funds)(6)	1.11%	1.11%
Total Annual Operating Expenses	11.77%	12.27%

7

      The following sentence is added after the first sentence in footnote (7) to the fees and expenses table for Multi-Fund Blend located on page 56 of the Calamos Family of Funds prospectus:

“Calamos Advisors has contractually agreed to reimburse Fund expenses through February 29, 2008 to the extent necessary so that Other Expenses after any such reimbursement do not exceed 0.25% for Class I shares or Class R shares.”
      The following information describes the expenses that you may pay if you buy and hold Institutional Shares or R Shares.
      The following table is added after the table relating to Growth Fund located on page 7 of the Calamos Family of Funds prospectus:
EXAMPLES OF FUND EXPENSES
      You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years

Class I	96	300	520	1,155
Class R	147	456	787	1,724
      The following table is added after the table relating to Blue Chip Fund located on page 11 of the Calamos Family of Funds prospectus:
EXAMPLES OF FUND EXPENSES
      You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years

Class I	120	375	649	1,432
Class R	171	530	913	1,987
      The following table is added after the table relating to Value Fund located on page 15 of the Calamos Family of Funds prospectus:
EXAMPLES OF FUND EXPENSES
      You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years

Class I	123	384	665	1,466
Class R	174	539	928	2,019

8

      The following table is added after the table relating to International Growth Fund located on page 20 of the Calamos Family of Funds prospectus:
EXAMPLES OF FUND EXPENSES
      You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years

Class I	129	403	697	1,534
Class R	180	557	959	2,084
      The following table is added after the table relating to Global Growth and Income Fund located on page 26 of the Calamos Family of Funds prospectus:
EXAMPLES OF FUND EXPENSES
      You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years

Class I	118	368	638	1,409
Class R	169	523	902	1,965
      The following table is added after the table relating to Growth and Income Fund located on page 32 of the Calamos Family of Funds prospectus:
EXAMPLES OF FUND EXPENSES
      You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years

Class I	82	255	444	990
Class R	132	412	713	1,568
      The following table is added after the table relating to High Yield Fund located on page 38 of the Calamos Family of Funds prospectus:
EXAMPLES OF FUND EXPENSES
      You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years

Class I	94	293	509	1,131
Class R	145	449	776	1,702

9

      The following table is added after the table relating to Convertible Fund located on page 44 of the Calamos Family of Funds prospectus:
EXAMPLES OF FUND EXPENSES
      You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years

Class I	89	278	482	1,073
Class R	139	434	750	1,646
      The following table is added after the table relating to Market Neutral Income Fund located on page 51 of the Calamos Family of Funds prospectus:
EXAMPLES OF FUND EXPENSES
      You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years	Five Years	Ten Years

Class I	103	322	558	1,236
Class R	154	477	824	1,802
      The following table is added after the table relating to Multi-Fund Blend located on page 57 of the Calamos Family of Funds prospectus:
EXAMPLES OF FUND EXPENSES
      You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years

Class I	138	2,416
Class R	189	2,539
      The following table is added after the table relating to Global Equity Fund located on page 7 of the Global Equity Fund prospectus:
EXAMPLES OF FUND EXPENSES
      You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years

Class I	153	485
Class R	203	638

10

What classes of shares do the Funds offer?
      The following paragraphs are added immediately after the section entitled “What classes of shares do the Funds offer? — Class C shares” on page 68 of the Calamos Family of Funds prospectus and the section entitled “What classes of shares does the Fund offer? — Class C shares” on page 12 of the Global Equity Fund prospectus:

“Class I Shares

The offering price for Class I shares is the NAV per share with no initial sales charge. There is no contingent deferred sales charge nor distribution or service fees with respect to Class I shares.

Class I shares are offered primarily for direct investment by investors through certain tax-exempt retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) and by institutional clients, provided such plans or clients have assets of at least $1 million. Class I shares may also be offered to certain other entities or programs, including, but not limited to, investment companies, under certain circumstances.

The Fund may waive the minimum initial investment. Effective July 9, 2007, Class I shares also are available, with the minimum initial investment waived, to current or retired trustees of the Trust, Calamos Asset Management, Inc. and its subsidiaries, officers, employees and their immediate family members, including a spouse, child, stepchild, parent, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships.

As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of NAV) and, therefore, the overall investment return, will typically be higher for Class I shares than for Class A, Class B, Class C or Class R shares.

Class R Shares

The offering price for Class R shares is the NAV per share with no initial sales charge. However, each Fund pays an aggregate distribution and service fee at the annual rate of 0.50% of average net assets. Class R shares may only be purchased through certain tax-exempt retirement plans held in plan level or omnibus accounts, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.”
      The following sentence is added immediately after the second sentence of the section entitled “What classes of shares do the Funds offer? — Prime Obligations Shares” on pages 68-9 of the Calamos Family of Funds prospectus and the second sentence of the section entitled “What classes of shares does the Fund offer? — Prime Obligations Shares” on pages 12-3 of the Global Equity Fund prospectus:

“Class I shares and Class R shares of the Funds may not be exchanged for Prime Obligations Shares.”
      The following sentences are added immediately after the third sentence of the section entitled “What is the minimum amount I can invest in the Funds?” on page 69 of the Calamos Family of Funds prospectus and the section entitled “What is the minimum amount I can invest in the Fund?” on page 13 of the Global Equity Fund prospectus:

“The minimum initial investment requirement for Class I shares is $1 million. There is no minimum initial investment requirement for Class R shares.”
      The following sentence is added immediately after the second sentence of the first paragraph in the section entitled “How can I buy shares? — By exchange” on page 71 of the Calamos Family of Funds prospectus and page 15 of the Global Equity Fund prospectus:

“You may exchange Class I shares and Class R shares of a Fund for Class I shares and Class R shares of another Fund, respectively, in the Calamos Family of Funds with no sales charges.”

11

      The following paragraph is added immediately after the section entitled “How can I buy shares? — By automatic bank draft plan” on page 71 of the Calamos Family of Funds prospectus and pages 15-6 of the Global Equity Fund prospectus:

“Class I Shares and Class R Shares

If you participate in a tax-exempt retirement plan, you may purchase Class I shares or Class R shares by contacting your plan’s administrator, whose contact information is available through your employer’s human resources department. If you are an institutional client, you may purchase Class I shares either directly or through an authorized dealer.”
How can I sell (redeem) shares?
      The following paragraph is added immediately after the section entitled “How can I sell (redeem) shares? — By exchange” on page 73 of the Calamos Family of Funds prospectus and page 17 of the Global Equity Fund prospectus:

“Class I Shares and Class R Shares

If you participate in a tax-exempt retirement plan, you may redeem Class I or Class R shares by contacting your plan’s administrator, whose contact information is available through your employer’s human resources department. If you are an institutional client, you may redeem Class I shares either directly or through an authorized dealer.”
      The following sentence is added immediately after the section entitled “Redemption fee on shares held seven days or less” on pages 73-4 of the Calamos Family of Funds Prospectus and pages 17-8 of the Global Equity Fund prospectus:

“A redemption of Class R Fund shares held for seven calendar days or less will not be subject to a redemption fee.”
Financial Highlights
      The following table is added immediately after the table on pages 82-3 of the Calamos Family of Funds prospectus:

12

Calamos Growth Fund
FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I

	April 1,
	2006
	through
	October 31,		Year Ended March 31,

	2006		2006	2005	2004	2003	2002

Net asset value, beginning of period	$62.06		$52.85	$50.30	$33.38	$39.56	$38.83
Income from investment operations:
Net investment income (loss)	(0.16	)*	(0.17)*	(0.25)*	(0.13)*	(0.30)*	(0.34)*
Net realized and unrealized gain (loss) on investments	(3.15)		11.72	2.94	17.05	(5.88)	1.07
Total from investment operations	(3.31)		11.55	2.69	16.92	(6.18)	0.73
Distributions:
Dividends from net investment income	—		—	—	—	—	—
Dividends from net realized gains	—		(2.34)	(0.14)	—	—	—
Distributions paid from capital	—		—	—	—	—	—
Total distributions	—		(2.34)	(0.14)	—	—	—
Net asset value, end of period	$58.75		$62.06	$52.85	$50.30	$33.38	$39.56
Total Return(a)	(5.33)%		22.25%	5.35%	50.69%	(15.62)%	1.88%
Ratios and supplemental data:
Net assets, end of period (000)	$140,089		$198,409	$156,641	$123,933	$45,620	$7,424
Ratio of net expenses to average net assets	0.94	%**	0.95%	0.98%	1.06%	1.15%	1.30%
Ratio of net investment income (loss) to average net assets	(0.46	%)**	(0.30)%	(0.49)%	(0.71)%	(0.87)%	(0.87)%
Ratio of gross expenses to average net assets	0.94	%**	0.95%	0.98%	1.06%	1.15%	1.30%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of the sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Net investment income allocated based on average shares method.

**	Annualized

13

     The following table is added immediately after the table on pages 84-5 of the Calamos Family of Funds prospectus:
Calamos Blue Chip Fund
FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I

	April 1,				December 1,
	2006				2003***
	through		Year Ended		through
	October 31,		March 31,		March 31,

	2006		2006	2005	2004

Net asset value, beginning of period	$12.19		$10.94	$10.28	$10.00
Income from investment operations:
Net investment income (loss)	0.04		0.01	0.04	(0.00	)*
Net realized and unrealized gain (loss) on investments	0.61		1.24	0.64	0.28
Total from investment operations	0.65		1.25	0.68	0.28
Distributions:
Dividends from net investment income	—		—	(0.02)	—
Dividends from net realized gains	—		—	—	—
Total distributions	—		—	(0.02)	—
Net asset value, end of period	$12.84		$12.19	$10.94	$10.28
Total return(a)	5.33%		11.43%	6.64%	2.80%
Ratios and supplemental data:
Net assets, end of period (000)	$19,153		$17,881	$2,686	$1,427
Ratio of net expenses to average net assets	1.18	%**	1.21%	1.45%	1.50	%**
Ratio of net investment income (loss) to average net assets	0.54	%**	0.41%	0.50%	(0.17	)%**
Ratio of gross expenses to average net assets	1.18	%**	1.21%	1.45%	2.31	%**

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of the sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Amounts are less than $0.005

**	Annualized

***	Commencement of operations

14

     The following table is added immediately after the table on pages 86-7 of the Calamos Family of Funds prospectus:
Calamos Value Fund
FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I

	April 1,						March 1,
	2006						2002***
	through						through
	October 31,		Year Ended March 31,				March 31,

	2006		2006	2005	2004	2003	2002

Net asset value, beginning of period	$13.18		$12.11	$11.33	$7.72	$9.90	$9.83
Income from investment operations:
Net investment income (loss)	0.02	*	0.04	0.03	(0.01)	—	—
Net realized and unrealized gain (loss) on investments	0.61		1.53	0.75	3.62	(2.18)	0.07
Total from investment operations	0.63		1.57	0.78	3.61	(2.18)	0.07
Distributions:
Dividends from net investment income	—		—	—	—	—	—
Dividends from net realized gains	—		(0.50)	—	—	—	—
Total distributions	—		(0.50)	—	—	—	—
Net asset value, end of period	$13.81		$13.18	$12.11	$11.33	$7.72	$9.90
Total Return(a)	4.78%		13.22%	6.88%	46.76%	(22.02)%	0.71%
Ratios and supplemental data:
Net assets, end of period (000)	$6,951		$4,120	$3,174	$2,461	$1,336	$1
Ratio of net expenses to average net assets	1.21	%**	1.22%	1.36%	1.50%	1.50%	1.50	%**
Ratio of net investment income (loss) to average net assets	0.21	%**	0.35%	0.32%	(0.15)%	(0.03)%	(0.01	)%**
Ratio of gross expenses to average net assets	1.21	%**	1.22%	1.36%	1.77%	5.80%	31.97	%**

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of the sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Net investment income allocated based on average shares method.

**	Annualized

***	Commencement of operations

15

     The following table is added immediately after the table on pages 88-9 of the Calamos Family of Funds prospectus:
Calamos International Growth Fund
FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I

	April 1,			March 16,
	2006			2005**
	through		Year Ended	through
	October 31,		March 31,	March 31,

	2006		2006	2005

Net asset value, beginning of period	$13.11		$9.76	$10.00
Income from investment operations:
Net investment income	0.05		0.09	0.01
Net realized and unrealized (loss) on investments	0.21		3.33	(0.25)

Total from investment operations	0.26		3.42	(0.24)

Distributions:
Dividends from net investment income	—		(0.07)	—
Dividends from net realized gains	—		—	—

Total distributions	—		(0.07)	—

Net asset value, end of period	$13.37		$13.11	$9.76

Total return(a)	1.98%		35.13%	(2.40)%

Ratios and supplemental data:
Net assets, end of period (000)	$59,108		$52,011	$6,835
Ratio of net expenses to average net assets	1.27	%*	1.37%	1.50	%*
Ratio of net investment income (loss) to average net assets	0.74	%*	1.05%	2.25	%*
Ratio of gross expenses to average net assets	1.28	%*	1.37%	2.75	%*

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of the sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Annualized

**	Commencement of operations

16

     The following table is added immediately after the table on pages 90-1 of the Calamos Family of Funds prospectus:
Calamos Global Growth and Income Fund
FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I

	April 1,
	2006
	through
	October 31,		Year Ended March 31,

	2006		2006	2005	2004	2003	2002

Net asset value, beginning of period	$10.23		$8.30	$8.05	$6.27	$6.86	$7.09
Income from investment operations:
Net investment income (loss)	0.05	#	0.15 #	0.16 #	0.15 #	0.52	0.16
Net realized and unrealized gain (loss) on investments	0.40		2.19	0.09	1.64	(1.09)	(0.11)

Total from investment operations	0.45		2.34	0.25	1.79	(0.57)	0.05

Distributions:
Dividends from net investment income	(0.11)		(0.25)	—	(0.01)	(0.02)	(0.25)
Dividends from net realized gains	—		(0.16)	(0.00)*	—	—	(0.03)
Total distributions	(0.11)		(0.41)	—	(0.01)	(0.02)	(0.28)

Net asset value, end of period	$10.57		$10.23	$8.30	$8.05	$6.27	$6.86

Total Return(a)	4.43%		28.56%	3.15%	28.59%	(8.29)%	0.76%

Ratios and supplemental data:
Net assets, end of period (000)	$37,758		$28,532	$4,645	$4,251	$1,155	$633
Ratio of net expenses to average net assets	1.16	%**	1.19%	1.26%	1.44%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets	0.92	%**	1.54%	2.03%	1.97%	5.51%	2.13%
Ratio of gross expenses to average net assets	1.17	%**	1.19%	1.26%	1.44%	2.18%	2.74%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of the sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

#	Net investment income allocated based on average shares method.

*	Amounts are less than $0.005 per share.

**	Annualized

17

     The following table is added immediately after the table on pages 92-3 of the Calamos Family of Funds prospectus:
Calamos Growth and Income Fund
FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I

	April 1,
	2006
	through
	October 31,		Year Ended March 31,

	2006		2006	2005	2004	2003	2002

Net asset value, beginning of period	$32.06		$28.90	$28.21	$21.91	$23.54	$22.87
Income from investment operations:
Net investment income (loss)	0.32		0.51	0.45	0.44	0.65	0.57
Net realized and unrealized gain (loss) on investments	0.24		4.08	0.85	6.33	(1.75)	0.94

Total from investment operations	0.56		4.59	1.30	6.77	(1.10)	1.51

Distributions:
Dividends from net investment income	(0.51)		(0.67)	(0.45)	(0.47)	(0.53)	(0.63)
Dividends from net realized gains	—		(0.76)	(0.16)	—	—	(0.21)
Total distributions	(0.51)		(1.43)	(0.61)	(0.47)	(0.53)	(0.84)

Net asset value, end of period	$32.11		$32.06	$28.90	$28.21	$21.91	$23.54

Total Return(a)	1.78%		16.33%	4.67%	31.06%	(4.65)%	6.77%

Ratios and supplemental data:
Net assets, end of period (000)	$153,049		$142,702	$82,793	$44,192	$15,670	$2,956
Ratio of net expenses to average net assets	0.80	%*	0.81%	0.83%	0.89%	1.00%	1.11%
Ratio of net investment income (loss) to average net assets	1.60	%*	1.56%	1.67%	1.88%	3.56%	2.44%
Ratio of gross expenses to average net assets	0.80	%*	0.81%	0.83%	0.89%	1.00%	1.11%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of the sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Annualized

18

     The following table is added immediately after the table on pages 94-5 of the Calamos Family of Funds prospectus:
Calamos High Yield Fund
FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I

	April 1,
	2006
	through
	October 31,		Year Ended March 31,

	2006		2006	2005	2004	2003	2002

Net asset value, beginning of period	$10.84		$10.75	$10.85	$9.60	$9.84	$9.67
Income from investment operations:
Net investment income (loss)	0.33		0.64	0.82	0.77	0.61	0.06
Net realized and unrealized gain (loss) on investments	0.02		0.33	(0.19)	1.21	(0.37)	0.20

Total from investment operations	0.35		0.97	0.63	1.98	0.24	0.26

Distributions:
Dividends from net investment income	(0.48)		(0.75)	(0.58)	(0.73)	(0.48)	(0.09)
Dividends from net realized gains	—		(0.13)	(0.15)	—	—	—

Total distributions	(0.48)		(0.88)	(0.73)	(0.73)	(0.48)	(0.09)

Net asset value, end of period	$10.71		$10.84	$10.75	$10.85	$9.60	$9.84

Total Return(a)	3.50%		9.39%	5.96%	21.04%	2.83%	2.68%

Ratios and supplemental data:
Net assets, end of period (000)	$2,455		$1,947	$1,874	$2,717	$2,272	$1
Ratio of net expenses to average net assets	0.92	%*	0.94%	0.99%	1.05%	1.50%	1.50%
Ratio of net investment income (loss) to average net assets	5.75	%*	5.95%	6.51%	7.29%	7.32%	6.57%
Ratio of gross expenses to average net assets	0.92	%*	0.94%	0.99%	1.05%	1.71%	5.50%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of the sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Annualized

19

     The following table is added immediately after the table on pages 96-7 of the Calamos Family of Funds prospectus:
Calamos Convertible Fund
FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I

	April 1,
	2006
	through
	October 31,		Year Ended March 31,

	2006		2006	2005	2004	2003	2002

Net asset value, beginning of period	$19.01		$19.55	$21.29	$16.49	$18.13	$18.44
Income from investment operations:
Net investment income (loss)	0.22	*	0.35	0.43	0.51	0.66	0.54
Net realized and unrealized gain (loss) on investments	0.30		1.72	(0.73)	4.95	(2.01)	0.13

Total from investment operations	0.52		2.07	(0.30)	5.46	(1.35)	0.67

Distributions:
Dividends from net investment income	(0.55)		(0.99)	(0.40)	(0.66)	(0.29)	(0.67)
Dividends from net realized gains	—		(1.62)	(1.04)	—	—	(0.31)

Total distributions	(0.55)		(2.61)	(1.44)	(0.66)	(0.29)	(0.98)

Net asset value, end of period	$18.98		$19.01	$19.55	$21.29	$16.49	$18.13

Total Return(a)	2.83%		11.31%	(1.47)%	33.45%	(7.44)%	3.83%

Ratios and supplemental data:
Net assets, end of period (000)	$21,126		$26,304	$35,235	$51,614	$38,852	$36,499
Ratio of net expenses to average net assets	0.87	%**	0.87%	0.86%	0.90%	0.95%	1.03%
Ratio of net investment income (loss) to average net assets	2.03	%**	2.10%	2.05%	2.61%	4.00%	2.93%
Ratio of gross expenses to average net assets	0.87	%**	0.87%	0.86%	0.90%	0.95%	1.03%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of the sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Net investment income allocated based on average shares method.

**	Annualized

20

     The following table is added immediately after the table on pages 98-9 of the Calamos Family of Funds prospectus.
Calamos Market Neutral Income Fund
FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I

	April 1,
	2006
	through
	October 31,		Year Ended March 31,

	2006		2006	2005	2004	2003	2002

Net asset value, beginning of period	$12.57		$12.92	$14.34	$14.05	$13.63	$13.25
Income from investment operations:
Net investment income (loss)	0.31	*	0.57 *	0.54	0.56	0.54	0.45
Net realized and unrealized gain (loss) on investments	0.14		0.10	(0.63)	0.84	0.46	0.35

Total from investment operations	0.45		0.67	(0.09)	1.40	1.00	0.80

Distributions:
Dividends from net investment income	(0.35)		(1.02)	(0.85)	(0.80)	(0.58)	(0.40)
Dividends from net realized gains	—		—	(0.48)	(0.31)	(0.00)**	(0.02)

Total distributions	(0.35)		(1.02)	(1.33)	(1.11)	(0.58)	(0.42)

Net asset value, end of period	$12.67		$12.57	$12.92	$14.34	$14.05	$13.63

Total Return(a)	3.62%		5.56%	(0.76)%	10.32%	7.40%	6.09%

Ratios and supplemental data:
Net assets, end of period (000)	$14,450		$7,830	$39,561	$40,969	$39,257	$31,177
Ratio of net expenses to average net assets(b)	1.00	%***	1.32%	1.07%	1.26%	1.28%	1.14%
Ratio of net investment income (loss) to average net assets	4.28	%***	4.59%	3.70%	3.89%	3.92%	3.33%
Ratio of gross expenses to average net assets(b)	1.00	%***	1.32%	1.07%	1.26%	1.28%	1.14%

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of the sales charge for Class A nor the contingent deferred sales charge for Class B and C and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

(b)	Includes 0.10%, 0.43%, 0.18%, 0.36%, 0.34% and 0.15%, for the period April 1, 2006 through October 31, 2006 and the years 2006, 2005, 2004, 2003, and 2002, respectively, related to dividend expense on short positions.

*	Net investment income allocated based on average shares method.

**	Amounts are less than $0.005 per share.

***	Annualized

21

     The following table is added immediately after the table on page 100 of the Calamos Family of Funds prospectus:
Calamos Multi-Fund Blend
FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout each period were as follows:

	CLASS I

	June 28,
	2006*
	through
	October 31,
	2006

Net asset value, beginning of period	$10.00
Income from investment operations:
Net investment income (loss)	(0.00	)***
Net realized and unrealized gain (loss) on investments	0.93

Total from investment operations	0.93

Distributions:
Dividends from net investment income	—
Dividends from net realized gains	—

Total distributions	—

Net asset value, end of period	$10.93

Total return(a)	9.30%

Ratios and supplemental data:
Net assets, end of period (000)	$23
Ratio of net expenses to average net assets	0.25	%**
Ratio of net investment income (loss) to average net assets	(0.25	%)**
Ratio of gross expenses to average net assets	10.66	%**

(a)	Total return measures net investment income and capital gain or loss from portfolio investments assuming reinvestment of dividends and capital gains distributions. Total return is not annualized for periods that are less than a full year, does not reflect the effect of the sales charge for Class A shares nor the contingent deferred sales charge for Class B and C shares and does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

*	Commencement of operations

**	Annualized

***	Amount is less than $0.005 per share.

22

IRPROSPT 1161 10/07

SUPPLEMENT DATED OCTOBER 5, 2007
TO PROSPECTUS DATED JUNE 27, 2007
AS SUPPLEMENTED ON OCTOBER 5, 2007
CALAMOS® TOTAL RETURN BOND FUND
INSTITUTIONAL SHARES AND R SHARES

      This supplement together with the Calamos Total Return Bond Fund prospectus (the “Prospectus”) offers Class I shares (“Institutional Shares”) and Class R shares (“R Shares”) of Calamos Total Return Bond Fund (the “Fund”). The Fund through its Prospectus also currently offers three other classes of shares, Class A, Class B and Class C shares, that have substantially lower minimum investment requirements but bear certain expenses not borne by the Institutional Shares or R Shares.
      The following information supplements the indicated sections of the Prospectus.
How has the Fund performed in the past?
      Performance information has not been presented for the Fund because it has not been in existence for at least one calendar year.
What are the fees and expenses of the Fund?
      The following information describes the fees and expenses that you may pay if you buy and hold Institutional Shares or R Shares of the Fund. The information presented in the following table is added to the table located on page 16 of the Prospectus:

	Class I	Class R

Shareholder Fees (fees paid directly from your investment):

Maximum Sales Charge (Load) on Purchases (as a percentage of offering price)	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds)	None	None

Maximum Sales Charge (Load) Imposed on Reinvested Dividends/ Distributions	None	None

Redemption Fee on Shares Held Seven Days or Less (as a percentage of amount redeemed) (3)	2.00%	None

Exchange fee	None	None

Annual Fund Operating Expenses (expenses deducted from Fund assets):

Management Fees(4)	0.55%	0.55%

Distribution and/or Service Fees (12b-1)	None	0.50%

Other Expenses(5),(6)	0.74%	0.74%

Total Annual Operating Expenses(7)	1.29%	1.79%
      The information presented in the following table is added to the table contained in footnote (6) on page 17 of the Prospectus:

	Class I	Class R

Total Annual Operating Expenses Net of Reimbursement	0.65%	1.15%

      The following table is added after the table located on page 17 of the Prospectus:
EXAMPLES OF FUND EXPENSES
      You would pay the following expenses whether or not you redeemed your shares at the end of the period:

	One Year	Three Years

Class I	$88	$367

Class R	139	522
What classes of shares does the Fund offer?
      The following paragraphs are added immediately after the section entitled “What classes of shares does the Fund offer? — Class C shares” on page 22 of the Prospectus:

“Class I Shares

The offering price for Class I shares is the NAV per share with no initial sales charge. There is no contingent deferred sales charge nor distribution or service fees with respect to Class I shares.

Class I shares are offered primarily for direct investment by investors through certain tax-exempt retirement plans (including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans) and by institutional clients, provided such plans or clients have assets of at least $1 million. Class I shares may also be offered to certain other entities or programs, including, but not limited to, investment companies, under certain circumstances.

The Fund may waive the minimum initial investment. Effective July 9, 2007, Class I shares also are available, with the minimum initial investment waived, to current or retired trustees of the Trust, Calamos Asset Management, Inc. and its subsidiaries, officers, employees and their immediate family members, including a spouse, child, stepchild, parent, sibling, grandchild and grandparent, in each case including in-law and adoptive relationships.

As a result of the relatively lower expenses for Class I shares, the level of income dividends per share (as a percentage of NAV) and, therefore, the overall investment return, will typically be higher for Class I shares than for Class A, Class B, Class C or Class R shares.

Class R Shares

The offering price for Class R shares is the NAV per share with no initial sales charge. However, the Fund pays an aggregate distribution and service fee at the annual rate of 0.50% of average net assets. Class R shares may only be purchased through certain tax-exempt retirement plans held in plan level or omnibus accounts, including 401(k) plans, 457 plans, employer-sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans and non-qualified deferred compensation plans.”
      The following sentences are added immediately after the second sentence of the section entitled “What classes of shares does the Fund offer? — Prime Obligations Shares” on page 22 of the Prospectus:

“Class I shares and Class R shares of the Fund may not be exchanged for Prime Obligations Shares.”
      The following sentences are added immediately after the third sentence of the section entitled “What is the minimum amount I can invest in the Fund?” on page 22 of the Prospectus:

“The minimum initial investment requirement for Class I shares is $1 million. There is no minimum initial investment requirement for Class R shares.”

2

      The following sentence is added immediately after the second sentence of the first paragraph in the section entitled “How can I buy shares? — By exchange” on page 24 of the Prospectus:

“You may exchange Class I shares and Class R shares of the Fund for Class I shares and Class R shares of another Fund, respectively, in the Calamos Family of Funds with no sales charges.”
      The following paragraph is added immediately after the section entitled “How can I buy shares? — By automatic bank draft plan” on page 25 of the Prospectus:

“Class I Shares and Class R Shares

If you participate in a tax-exempt retirement plan, you may purchase Class I shares or Class R shares by contacting your plan’s administrator, whose contact information is available through your employer’s human resources department. If you are an institutional client, you may purchase Class I shares either directly or through an authorized dealer.”
How can I sell (redeem) shares?
      The following paragraph is added immediately after the section entitled “How can I sell (redeem) shares?” on page 25 of the Prospectus:

“Class I Shares and Class R Shares

If you participate in a tax-exempt retirement plan, you may redeem Class I or Class R shares by contacting your plan’s administrator, whose contact information is available through your employer’s human resources department. If you are an institutional client, you may redeem Class I shares either directly or through an authorized dealer.”
      The following sentence is added at the end of the section entitled “Redemption fee on shares held seven days or less” on page 27 of the Prospectus:

“No redemption fee is imposed on redemptions of Class R shares of the Fund.”

3

TRBIRPROSPT 10/07

STATEMENT OF ADDITIONAL INFORMATION	June 27, 2007

as supplemented on October 5, 2007

CALAMOS (R) FAMILY OF FUNDS
GROWTH FUND
BLUE CHIP FUND
VALUE FUND INTERNATIONAL GROWTH FUND
GLOBAL GROWTH AND INCOME FUND
GROWTH AND INCOME FUND
HIGH YIELD FUND CONVERTIBLE FUND
MARKET NEUTRAL INCOME FUND
MULTI-FUND BLEND GLOBAL EQUITY FUND
TOTAL RETURN BOND FUND
2020 Calamos Court
Naperville, Illinois 60563
(630) 245-7200
Toll Free: (800) 8-CFS-FUND (800/823-7386)
     This Statement of Additional Information relates to CALAMOS(R) Growth Fund, CALAMOS(R) Blue Chip Fund, CALAMOS(R) Value Fund, CALAMOS(R) International Growth Fund, CALAMOS(R) Global Growth and Income Fund, CALAMOS(R) Growth and Income Fund, CALAMOS(R) High Yield Fund, CALAMOS(R) Convertible Fund, CALAMOS(R) Market Neutral Income Fund, CALAMOS(R) Multi-Fund Blend, CALAMOS(R) Global Equity Fund and CALAMOS(R) Total Return Bond Fund (the “Funds”), each of which is a series of Calamos Investment Trust (the “Trust”). It is not a prospectus, but provides information that should be read in conjunction with the CALAMOS(R) Family of Funds prospectus and the CALAMOS(R) Global Equity Fund prospectus, each dated March 1, 2007, and the CALAMOS(R) Total Return Bond Fund prospectus, dated the same date as this Statement of Additional Information, and any supplements thereto, which are incorporated herein by reference. The Funds’ financial statements for the fiscal period ended October 31, 2006 (except for those of Global Equity Fund and Total Return Bond Fund, which had not commenced operation as of October 31, 2006) are incorporated herein by reference from the Funds’ annual report to shareholders. The prospectuses and the annual and semi-annual reports of the Funds may be obtained without charge by writing or telephoning the Funds at the address or telephone numbers set forth above.

THE TRUST AND THE FUNDS
     The Trust was organized as a Massachusetts business trust on December 21, 1987. Each Fund is an open-end, diversified management investment company. Prior to June 23, 1997, the name of the Trust was CFS Investment Trust. Market Neutral Income Fund was named “Market Neutral Fund” prior to December 30, 2005 and “Strategic Income Fund” prior to July 30, 1999. Prior to April 1, 2003, Global Growth and Income Fund was named “Global Convertible Fund” and Growth and Income Fund was named “Convertible Growth and Income Fund.” Prior to December 1, 2003, Value Fund was named “Mid Cap Value Fund.”
INVESTMENT OBJECTIVES
     Each Fund’s investment objectives are shown below:
     GROWTH FUND seeks long-term capital growth.
     BLUE CHIP FUND seeks long-term capital growth. Under normal circumstances, Blue Chip Fund will invest at least 80% of its net assets (plus any borrowings) in “Blue Chip” companies.
     VALUE FUND seeks long-term capital growth.
     INTERNATIONAL GROWTH FUND seeks long-term capital growth. The Fund invests primarily in a globally diversified portfolio of equity securities.
     GLOBAL GROWTH AND INCOME FUND seeks high long-term total return through capital appreciation and current income. The Fund invests primarily in a globally diversified portfolio of convertible, equity and fixed-income securities.
     GROWTH AND INCOME FUND seeks high long-term total return through growth and current income. The Fund invests primarily in a diversified portfolio of convertible, equity and fixed-income securities.
     HIGH YIELD FUND seeks the highest level of current income obtainable with reasonable risk. Its secondary objective is capital gain where consistent with its primary objective. Under normal circumstances, High Yield Fund will invest at least 80% of its net assets (plus any borrowings) in high yield, fixed-income securities (junk bonds).
     CONVERTIBLE FUND seeks current income with growth as its secondary objective. Under normal circumstances, Convertible Fund will invest at least 80% of its net assets (plus any borrowings) in convertible securities.
     MARKET NEUTRAL INCOME FUND seeks high current income consistent with stability of principal. The Fund seeks to achieve its objective primarily through investment in convertible securities and employment of short selling to enhance income and hedge against market risk.
     MULTI-FUND BLEND seeks long-term capital growth with current income as its secondary objective. The Fund invests primarily in Class I shares of a combination of CALAMOS (R) Funds (the “underlying funds”) on a fixed percentage allocation basis. The Fund makes equal allocations of its assets among Growth Fund, Value Fund and Global Growth and Income Fund.
     GLOBAL EQUITY FUND seeks long-term capital growth. The Fund invests primarily in a globally diversified portfolio of equity securities. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings) in equity securities.
     TOTAL RETURN BOND FUND seeks total return, consistent with preservation of capital and prudent investment management. Under normal circumstances, the Fund will invest at least 80% of its net assets (plus any borrowings) in a diversified portfolio of fixed-income instruments of varying maturities, including derivative instruments with economic characteristics similar to such fixed-income instruments.
     The investment objectives of each Fund may not be changed without the approval of a “majority of the outstanding” shares of that Fund, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”). Each of Blue Chip Fund, High Yield Fund, Convertible Fund, Global Equity Fund and Total Return Bond Fund will notify shareholders at least 60 days prior to any change in its 80% policy.

INVESTMENT PRACTICES
     The prospectuses contain information concerning each Fund’s investment objectives and principal investment strategies and risks. This Statement of Additional Information provides additional information concerning certain securities and strategies used by the Funds and their associated risks.
     In pursuing its investment objectives, each Fund will invest as described below and in the Fund’s prospectus. The table below indicates whether each Fund, directly or indirectly through its investment in the underlying funds, invests in the securities and instruments listed as part of its principal (P) or non-principal (N) investment strategies.

GLOBAL
					GROWTH	GROWTH
		BLUE		INTERNATIONAL	AND	AND
INVESTMENTS AND INVESTMENT-	GROWTH	CHIP	VALUE	GROWTH	INCOME	INCOME
RELATED PRACTICES	FUND	FUND	FUND	FUND	FUND	FUND
Equity Securities	P	P	P	P	P	P
Convertible Securities	N	N	N	N	P	P
Synthetic Convertible Instruments	N	N	N	N	P	P
Debt Securities (including High Yield Fixed-Income Securities)	N	N	N	N	P	P
U.S. Government Obligations	N	N	N	N	N	N
Stripped Securities	N	N	N	N	N	N
Mortgage-related and Other Asset-backed Securities	N	N	N	N	N	N
Loan Participations and Assignments	N	N	N	N	N	N
Inflation-indexed Bonds	N	N	N	N	N	N
Municipal Bonds	N	N	N	N	N	N
Rule 144A Securities	N	N	N	N	P	P
Foreign Securities	N	N	N	P	P	N
Currency Exchange Transactions	N	N	N	N	N	N
Synthetic Foreign Market Positions	N	N	N	N	N	N
Swaps, Caps, Floors and Collars	N	N	N	N	N	N
Structured Products	N	N	N	N	N	N
Lending of Portfolio Securities	P	P	P	N	P	P
Repurchase Agreements	N	N	N	N	N	N
Options on Securities, Indexes and Currencies*	N	N	N	N	N	N
Futures Contracts and Options on Futures Contracts	N	N	N	N	N	N
Warrants*	N	N	N	N	N	N
Portfolio Turnover	N	N	N	N	N	N
Short Sales	N	N	N	N	N	N
“When-Issued” Securities	N	N	N	N	N	N
Delayed Delivery Securities	N	N	N	N	N	N
Reverse Repurchase Agreements and Other Borrowings	N	N	N	N	N	N
Illiquid Securities	N	N	N	N	N	N
Temporary Investments	N	N	N	N	N	N

			MARKET			TOTAL
	HIGH		NEUTRAL	MULTI-	GLOBAL	RETURN
INVESTMENTS AND INVESTMENT-	YIELD	CONVERTIBLE	INCOME	FUND	EQUITY	BOND
RELATED PRACTICES	FUND	FUND	FUND	BLEND	FUND	FUND
Equity Securities	N	P	N	P	P	N
Convertible Securities	P	P	P	P	N	P
Synthetic Convertible Instruments	P	P	P	P	N	P
Debt Securities (including High Yield Fixed-Income Securities)	P	P	P	P	N	P
U.S. Government Obligations	N	N	N	N	N	P
Stripped Securities	N	N	N	N	N	P
Mortgage-related and Other Asset-backed Securities	N	N	N	N	N	P

			MARKET			TOTAL
	HIGH		NEUTRAL	MULTI-	GLOBAL	RETURN
INVESTMENTS AND INVESTMENT-	YIELD	CONVERTIBLE	INCOME	FUND	EQUITY	BOND
RELATED PRACTICES	FUND	FUND	FUND	BLEND	FUND	FUND
Loan Participations and Assignments	N	N	N	N	N	P
Inflation-indexed Bonds	N	N	N	N	N	P
Municipal Bonds	N	N	N	N	N	P
Rule 144A Securities	P	P	P	P	N	N
Foreign Securities	N	P	N	P	P	P
Currency Exchange Transactions	N	N	N	N	N	P
Synthetic Foreign Market Positions	N	N	N	N	N	N
Swaps, Caps, Floors and Collars	N	N	N	N	N	N
Structured Products	N	N	N	N	N	P
Lending of Portfolio Securities	P	P	N	P	P	N
Repurchase Agreements	N	N	N	N	N	P
Options on Securities, Indexes and Currencies*	N	N	P	N	N	P
Futures Contracts and Options on Futures Contracts	N	N	N	N	N	P
Warrants*	N	N	N	N	N	N
Portfolio Turnover	N	N	P	N	N	N
Short Sales	N	N	P	N	N	N
“When-Issued” Securities	N	N	N	N	N	N
Delayed Delivery Securities	N	N	N	N	N	N
Reverse Repurchase Agreements and Other Borrowings	N	N	N	N	N	N
Illiquid Securities	N	N	N	N	N	N
Temporary Investments	N	N	N	N	N	N

*	Not including those acquired in connection with investments in synthetic convertible instruments.
CONVERTIBLE SECURITIES
     Convertible securities include any corporate debt security or preferred stock that may be converted into underlying shares of common stock. The common stock underlying convertible securities may be issued by a different entity than the issuer of the convertible securities. Convertible securities entitle the holder to receive interest payments paid on corporate debt securities or the dividend preference on a preferred stock until such time as the convertible security matures or is redeemed or until the holder elects to exercise the conversion privilege. As a result of the conversion feature, however, the interest rate or dividend preference on a convertible security is generally less than would be the case if the security were a non-convertible obligation.
     The value of convertible securities is influenced by both the yield of non-convertible securities of comparable issuers and by the value of the underlying common stock. A convertible security’s value viewed without regard to its conversion feature (i.e., strictly on the basis of its yield) is sometimes referred to as its “investment value.” A convertible security’s investment value typically will fluctuate inversely with changes in prevailing interest rates. However, at the same time, the convertible security will be influenced by its “conversion value,” which is the market value of the underlying common stock that would be obtained if the convertible security were converted. Conversion value fluctuates directly with the price of the underlying common stock.
     If, because of a low price of the common stock, a convertible security’s conversion value is substantially below its investment value, the convertible security’s price is governed principally by its investment value. If a convertible security’s conversion value increases to a point that approximates or exceeds its investment value, the convertible security’s value will be principally influenced by its conversion value. A convertible security will sell at a premium over its conversion value to the extent investors place value on the right to acquire the underlying common stock while holding a fixed-income security. Holders of convertible securities have a claim on the issuer’s assets prior to the common stockholders, but may be subordinated to holders of similar non-convertible securities of the same issuer.
SYNTHETIC CONVERTIBLE INSTRUMENTS
     A Fund may establish a “synthetic” convertible instrument by combining fixed-income securities (which may be either convertible or non-convertible) with the right to acquire equity securities. In establishing a synthetic instrument, a Fund may pool a basket of fixed-income securities and a basket of warrants or options that produce the economic characteristics similar to a convertible security. Within each basket of fixed-income securities and warrants or options, different companies may issue the fixed-income and convertible components, which may be purchased separately and at different times.

     More flexibility is possible in the assembly of a synthetic convertible instrument than in the purchase of a convertible security. Although synthetic convertible instruments may be selected where the two components are issued by a single issuer, the character of a synthetic convertible instrument allows the combination of components representing distinct issuers, when management believes that such a combination would better promote a Fund’s investment objectives. A synthetic convertible instrument also is a more flexible investment in that its two components may be purchased separately. For example, a Fund may purchase a warrant for inclusion in a synthetic convertible instrument but temporarily hold short-term investments while postponing the purchase of a corresponding bond pending development of more favorable market conditions. Convertible Fund’s holdings of synthetic convertible instruments are considered convertible securities for purposes of the Fund’s policy to invest at least 80% of its net assets (plus any borrowings) in convertible securities.
     A holder of a synthetic convertible instrument faces the risk of a decline in the price of the security or the level of the index involved in the convertible component, causing a decline in the value of the call option or warrant purchased to create the synthetic convertible instrument. Should the price of the stock fall below the exercise price and remain there throughout the exercise period, the entire amount paid for the call option or warrant would be lost. Because a synthetic convertible instrument includes the fixed-income component as well, the holder of a synthetic convertible instrument also faces the risk that interest rates will rise, causing a decline in the value of the fixed-income instrument.
     A Fund may also purchase synthetic convertible instruments manufactured by other parties, including convertible structured notes. Convertible structured notes are fixed-income debentures linked to equity, and are typically issued by investment banks. Convertible structured notes have the attributes of a convertible security; however, the investment bank that issued the convertible note assumes the credit risk associated with the investment, rather than the issuer of the underlying common stock into which the note is convertible.
DEBT SECURITIES (INCLUDING HIGH YIELD FIXED-INCOME SECURITIES)
     In pursuing its investment objectives, a Fund may invest in convertible and non-convertible debt securities, including high yield fixed-income securities (i.e., securities rated BB or lower by Standard & Poor’s Corporation, a division of The McGraw-Hill Companies (“S&P”), or Ba or lower by Moody’s Investor Services, Inc. (“Moody’s”)) and securities that are not rated but are considered by Calamos Advisors LLC (“Calamos Advisors”), the Funds’ investment adviser, to be of similar quality. There are no restrictions as to the ratings of debt securities that may be acquired by a Fund or the portion of a Fund’s assets that may be invested in debt securities in a particular rating category, except that Total Return Bond Fund may not invest more than 25% of its net assets in high yield fixed-income securities, and no Fund other than High Yield Fund may acquire a security rated below C.
     Securities rated BBB or Baa are considered to be medium grade and to have speculative characteristics. High yield fixed-income securities are predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. Investment in medium- or lower-quality debt securities involves greater investment risk, including the possibility of issuer default or bankruptcy. An economic downturn could severely disrupt the market for such securities and adversely affect the value of such securities. In addition, lower-quality bonds are less sensitive to interest rate changes than higher-quality instruments and generally are more sensitive to adverse economic changes or individual corporate developments. During a period of adverse economic changes, including a period of rising interest rates, issuers of such bonds may experience difficulty in servicing their principal and interest payment obligations.
     Achievement by a Fund of its investment objectives will be more dependent on Calamos Advisors’ credit analysis than would be the case if the Fund were investing in higher-quality debt securities. Because the ratings of rating services (which evaluate the safety of principal and interest payments, not market risks) are used only as preliminary indicators of investment quality, Calamos Advisors employs its own credit research and analysis. These analyses may take into consideration such quantitative factors as an issuer’s present and potential liquidity, profitability, internal capability to generate funds, debt/equity ratio and debt servicing capabilities, and such qualitative factors as an assessment of management, industry characteristics, accounting methodology, and foreign business exposure.
     Medium- and lower-quality debt securities may be less marketable than higher-quality debt securities because the market for them is less broad. The market for unrated debt securities is even narrower. During periods of thin trading in these markets, the spread between bid and asked prices is likely to increase significantly, and a Fund may have greater difficulty selling its portfolio securities. The market value of these securities and their liquidity may be affected by adverse publicity and investor perceptions.

U.S. GOVERNMENT OBLIGATIONS
     U.S. Government Obligations include securities that are issued or guaranteed by the U.S. Treasury or by various U.S. Government agencies and instrumentalities. U.S. Treasury obligations (“U.S. Treasuries”) include Treasury bills, Treasury notes, and Treasury bonds. U.S. Treasuries also include the separate principal and interest components of U.S. Treasuries that are traded under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program. U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government.
     Obligations issued or guaranteed by U.S. Government agencies and instrumentalities may be supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) the discretionary authority of the U.S. Treasury to lend to such Government agency or instrumentality, or (d) the credit of the instrumentality. Government agencies that issue or guarantee securities backed by the full faith and credit of the U.S. include the Government National Mortgage Association (“GNMA”) and the Small Business Administration. Government agencies and instrumentalities that issue or guarantee securities not backed by the full faith and credit of the U.S. include the Federal Farm Credit Banks, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association (“FNMA”), the Federal Land Bank, the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. in the event the agency or instrumentality does not meet its commitment.
     A Fund may invest in securities issued or guaranteed by any of the entities listed above or by any other agency established or sponsored by the U.S. Government, provided that the securities are otherwise permissible investments of the Fund. Certain U.S. Government Obligations that have a variable rate of interest readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.
     A Fund’s yield will fluctuate due to changes in interest rates, economic conditions, quality ratings and other factors. The prepayment experience of the mortgages underlying mortgage-related securities, such as obligations issued by GNMA, may affect the value of, and return on, an investment in such securities.
STRIPPED SECURITIES
     Stripped securities include Treasury receipts, securities of government-sponsored enterprises (“GSEs”), stripped mortgage-backed securities (“SMBS”), and other “stripped” securities that evidence ownership in either the future interest payments or the future principal payments on U.S. Government, mortgage and other obligations. The stripped securities purchased are issued by the U.S. Government (or a U.S. Government agency or instrumentality) or by private issuers such as banks, corporations and other institutions at a discount to their face value. These securities generally are structured to make a lump-sum payment at maturity and do not make periodic payments of principal or interest. Hence, the duration of these securities tends to be longer and they are therefore more sensitive to interest rate fluctuations than similar securities that offer periodic payments over time. The Funds will not purchase stripped securities that are subject to prepayment or extension risk. SMBS are usually structure with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS that are structured to receive interest only are extremely sensitive to changes in the prevailing interest rates as well as the rate of principal payments (including prepayments) on the related underlying mortgage assets, and are therefore much more volatile than SMBS that receive principal only.
     Stripped securities may also include participations in trusts that hold U.S. Treasury securities such as Treasury Investors Growth Receipts (“TIGRs”) and Certificates of Accrual on Treasury Securities (“CATS”) or other obligations where the trust participations evidence ownership in either the future interest payments or the future principal payments on the obligations. These participations are normally issued at a discount to their “face value,” and can exhibit greater price volatility than ordinary debt securities because of the way in which their principal and interest are returned to investors.
MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES
     A Fund may invest in mortgage- or other asset-backed securities. Mortgage-related securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, SMBSs and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property.

     The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. When interest rates rise, the value of a mortgage-related security generally will decline; however, when interest rates are declining, the value of mortgage-related securities with prepayment features may not increase as much as other fixed-income securities. The rate of prepayments on underlying mortgages will affect the price and volatility of a mortgage-related security, and may shorten or extend the effective maturity of the security beyond what was anticipated at the time of purchase. If unanticipated rates of prepayment on underlying mortgages accelerate the effective maturity of a mortgage-related security, the volatility of the security can be expected to increase. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.
     One type of SMBS has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal- only, or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities.
     Total Return Bond Fund may invest up to 5% of its total assets in any combination of mortgage-related and other asset-backed IO and PO securities. A Fund may invest in collateralized debt obligations (“CDOs”), which include collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured securities. CBOs and CLOs are types of asset-backed securities. A CBO is a trust that is backed by a diversified pool of high risk, below investment grade fixed-income securities. A CLO is a trust typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans, and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. A Fund may invest in other asset-backed securities that have been offered to investors.
LOAN PARTICIPATIONS AND ASSIGNMENTS
     A Fund may invest in fixed- and floating-rate loans, which investments generally will be in the form of loan participations and assignments of portions of such loans. Participations and assignments involve special types of risk, including credit risk, interest rate risk, liquidity risk, and the risks of being a lender. If a Fund purchases a participation, it may only be able to enforce its rights through the lender, and may assume the credit risk of the lender in addition to the borrower.
INFLATION-INDEXED BONDS
     Inflation-indexed bonds (other than municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, which are more fully described below) are fixed-income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal.
     With regard to municipal inflation-indexed bonds and certain corporate inflation-indexed bonds, the inflation adjustment is reflected in the semi-annual coupon payment. As a result, the principal value of municipal inflation-indexed bonds and such corporate inflation-indexed bonds does not adjust according to the rate of inflation.
     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

MUNICIPAL BONDS
     Municipal bonds are generally issued by states and local governments and their agencies, authorities and other instrumentalities. Municipal bonds are subject to interest rate, credit and market risk. The ability of an issuer to make payments could be affected by litigation, legislation or other political events or the bankruptcy of the issuer. Lower rated municipal bonds are subject to greater credit and market risk than higher quality municipal bonds. The types of municipal bonds in which a Fund may invest include municipal lease obligations. A Fund may also invest in securities issued by entities whose underlying assets are municipal bonds. Total Return Bond Fund may invest, without limitation, in residual interest bonds, which are created by depositing municipal securities in a trust and dividing the income stream of an underlying municipal bond in two parts, one, a variable rate security and the other, a residual interest bond. The interest rate for the variable rate security is determined by an index or an auction process held approximately every seven to 35 days, while the residual interest bond holder receives the balance of the income from the underlying municipal bond less an auction fee. The market prices of residual interest bonds may be highly sensitive to changes in market rates and may decrease significantly when market rates increase.
RULE 144A SECURITIES
     A Fund may purchase securities that have been privately placed but that are eligible for purchase and sale by certain qualified institutional buyers, such as the Funds, under Rule 144A (“Rule 144A Securities”) under the Securities Act of 1933, as amended (the “Securities Act”). Calamos Advisors, under the supervision of the Trust’s board of trustees, will consider whether Rule 144A Securities are illiquid and thus subject to a Fund’s restriction of investing no more than a specified percentage of its net assets in securities that are illiquid at the time of purchase. A determination of whether a Rule 144A Security is liquid or not is a question of fact. In making this determination, Calamos Advisors will consider the trading markets for the specific security, taking into account the unregistered nature of a Rule 144A Security. In addition, Calamos Advisors may consider the (1) frequency of trades and quotes, (2) number of dealers and potential purchasers, (3) dealer undertakings to make a market and (4) nature of the security and of marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A Securities will be monitored and, if as a result of changed conditions, it is determined that a Rule 144A Security is no longer liquid, a Fund’s holdings of illiquid securities would be reviewed to determine what, if any, steps are required to assure that the Fund does not invest more than 10% (or 15% in the case of Global Growth and Income Fund, International Growth Fund, Global Equity Fund and Total Return Bond Fund) of its net assets in illiquid securities. Investing in Rule 144A Securities could have the effect of increasing the amount of a Fund’s assets invested in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.
FOREIGN SECURITIES
     Global Growth and Income Fund, International Growth Fund and Global Equity Fund may invest all of their net assets, Total Return Bond Fund may invest up to 35% of its net assets, and each other Fund, except for Multi-Fund Blend, may invest up to 25% of its net assets, in securities of foreign issuers. For this purpose, foreign securities do not include American Depositary Receipts (ADRs) or securities guaranteed by a U.S. person, but may include foreign securities in the form of European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs) or other securities representing underlying shares of foreign issuers. Positions in those securities are not necessarily denominated in the same currency as the common stocks into which they may be converted. ADRs are receipts typically issued by an American bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts listed on the Luxembourg Stock Exchange evidencing a similar arrangement. GDRs are U.S. dollar-denominated receipts issued by international banks evidencing ownership of foreign securities. Generally, ADRs, in registered form, are designed for the U.S. securities markets and EDRs and GDRs, in bearer form, are designed for use in foreign securities markets. A Fund may invest in sponsored or unsponsored ADRs. In the case of an unsponsored ADR, a Fund is likely to bear its proportionate share of the expenses of the depository and it may have greater difficulty in receiving shareholder communications than it would have with a sponsored ADR.
     To the extent positions in portfolio securities are denominated in foreign currencies, a Fund’s investment performance is affected by the relative strength or weakness of the U.S. dollar against those currencies. For example, if the dollar falls in value relative to the Japanese yen, the dollar value of a Japanese stock held in the portfolio will rise even though the price of the stock remains unchanged. Conversely, if the dollar rises in value relative to the yen, the dollar value of the Japanese stock will fall. (See discussion of transaction hedging and portfolio hedging below under “Currency Exchange Transactions.”)

     Investors should understand and consider carefully the risks involved in foreign investing. Investing in foreign securities, which are generally denominated in foreign currencies, and utilization of forward foreign currency exchange contracts involve certain considerations comprising both risks and opportunities not typically associated with investing in U.S. securities. These considerations include: fluctuations in exchange rates of foreign currencies; possible imposition of exchange control regulation or currency restrictions that would prevent cash from being brought back to the U.S.; less public information with respect to issuers of securities; less governmental supervision of stock exchanges, securities brokers, and issuers of securities; lack of uniform accounting, auditing and financial reporting standards; lack of uniform settlement periods and trading practices; less liquidity and frequently greater price volatility in foreign markets than in the U.S.; greater costs of buying, holding and selling securities, including brokerage, tax and custody costs; and sometimes less advantageous legal, operational and financial protections applicable to foreign sub-custodial arrangements.
     Although each Fund that invests in foreign securities intends to invest in companies and government securities of countries having stable political environments, there is the possibility of expropriation or confiscatory taxation, seizure or nationalization of foreign bank deposits or other assets, establishment of exchange controls, the adoption of foreign government restrictions, or other adverse political, social or diplomatic developments that could affect investment in these nations.
     Each Fund that invests in foreign securities, other than Global Growth and Income Fund, International Growth Fund and Global Equity Fund, expects that substantially all of its foreign investments will be in developed nations. However, each Fund that invests in foreign securities may invest in the securities of emerging countries. The securities markets of emerging countries are substantially smaller, less developed, less liquid and more volatile than the securities markets of the U.S. and other more developed countries. Disclosure and regulatory standards in many respects are less stringent than in the U.S. and other major markets. There also may be a lower level of monitoring and regulation of emerging markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited. Economies in individual emerging markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging market countries have experienced high rates of inflation for many years, which has had and may continue to have very negative effects on the economies and securities markets of those countries.
CURRENCY EXCHANGE TRANSACTIONS
     Currency exchange transactions may be conducted either on a spot (i.e., cash) basis at the spot rate for purchasing or selling currency prevailing in the foreign exchange market or through forward currency exchange contracts (“forward contracts”). Forward contracts are contractual agreements to purchase or sell a specified currency at a specified future date (or within a specified time period) and price set at the time of the contract. Forward contracts are usually entered into with banks, foreign exchange dealers and broker-dealers, are not exchange traded, and are usually for less than one year, but may be renewed.
     Forward currency exchange transactions may involve currencies of the different countries in which the Funds may invest and serve as hedges against possible variations in the exchange rate between these currencies. Currency exchange transactions are limited to transaction hedging and portfolio hedging involving either specific transactions or portfolio positions, except to the extent described below under “Synthetic Foreign Money Market Positions.” Transaction hedging is the purchase or sale of forward contracts with respect to specific receivables or payables of a Fund accruing in connection with the purchase and sale of its portfolio securities or the receipt of dividends or interest thereon. Portfolio hedging is the use of forward contracts with respect to portfolio security positions denominated or quoted in a particular foreign currency. Portfolio hedging allows a Fund to limit or reduce its exposure in a foreign currency by entering into a forward contract to sell such foreign currency (or another foreign currency that acts as a proxy for that currency) at a future date for a price payable in U.S. dollars so that the value of the foreign denominated portfolio securities can be approximately matched by a foreign denominated liability. A Fund may not engage in portfolio hedging with respect to the currency of a particular country to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in that particular currency, except that the Fund may hedge all or part of its foreign currency exposure through the use of a basket of currencies or a proxy currency where such currencies or currency act as an effective proxy for other currencies. In such a case, the Fund may enter into a forward contract where the amount of the foreign currency to be sold exceeds the value of the securities denominated in such currency. The use of this basket hedging technique may be more efficient and economical than entering into separate forward contracts for each currency held in the Fund. No Fund may engage in “speculative” currency exchange transactions.

     If a Fund enters into a forward contract, its custodian will segregate liquid assets of the Fund having a value equal to the Fund’s commitment under such forward contract from day to day, except to the extent that the Fund’s forward contract obligation is covered by liquid portfolio securities denominated in, or whose value is tied to, the currency underlying the forward contract. At the maturity of the forward contract to deliver a particular currency, the Fund may either sell the portfolio security related to the contract and make delivery of the currency, or it may retain the security and either acquire the currency on the spot market or terminate its contractual obligation to deliver the currency by purchasing an offsetting contract with the same currency trader obligating it to purchase on the same maturity date the same amount of the currency.
     It is impossible to forecast with absolute precision the market value of portfolio securities at the expiration of a forward contract. Accordingly, it may be necessary for a Fund to purchase additional currency on the spot market (and bear the expense of such purchase) if the market value of the security is less than the amount of currency the Fund is obligated to deliver and if a decision is made to sell the security and make delivery of the currency. Conversely, it may be necessary to sell on the spot market some of the currency received upon the sale of the portfolio security if its market value exceeds the amount of currency the Fund is obligated to deliver.
     If a Fund retains the portfolio security and engages in an offsetting currency transaction, it will incur a gain or a loss to the extent that there has been movement in forward contract prices. If the Fund engages in an offsetting currency transaction, it subsequently may enter into a new forward contract to sell the currency. Should forward prices decline during the period between the Fund’s entering into a forward contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent the price of the currency it has agreed to purchase exceeds the price of the currency it has agreed to sell. A default on the contract would deprive the Fund of unrealized profits or force the Fund to cover its commitments for purchase or sale of currency, if any, at the current market price.
     Hedging against a decline in the value of a currency does not eliminate fluctuations in the value of a portfolio security traded in that currency or prevent a loss if the value of the security declines. Hedging transactions also preclude the opportunity for gain if the value of the hedged currency should rise. Moreover, it may not be possible for a Fund to hedge against a devaluation that is so generally anticipated that the Fund is not able to contract to sell the currency at a price above the devaluation level it anticipates. The cost to a Fund of engaging in currency exchange transactions varies with such factors as the currency involved, the length of the contract period, and prevailing market conditions. Because currency exchange transactions are usually conducted on a principal basis, no fees or commissions are involved.
SYNTHETIC FOREIGN MONEY MARKET POSITIONS
     A Fund may invest in money market instruments denominated in foreign currencies. In addition to, or in lieu of, such direct investment, a Fund may construct a synthetic foreign money market position by (a) purchasing a money market instrument denominated in one currency, generally U.S. dollars, and (b) concurrently entering into a forward contract to deliver a corresponding amount of that currency in exchange for a different currency on a future date and at a specified rate of exchange. For example, a synthetic money market position in Japanese yen could be constructed by purchasing a U.S. dollar money market instrument, and entering concurrently into a forward contract to deliver a corresponding amount of U.S. dollars in exchange for Japanese yen on a specified date and at a specified rate of exchange. Because of the availability of a variety of highly liquid short-term U.S. dollar money market instruments, a synthetic money market position utilizing such U.S. dollar instruments may offer greater liquidity than direct investment in foreign currency and a concurrent construction of a synthetic position in such foreign currency, in terms of both income yield and gain or loss from changes in currency exchange rates, in general should be similar, but would not be identical because the components of the alternative investments would not be identical.
SWAPS, CAPS, FLOORS AND COLLARS
     A Fund may enter into interest rate, currency, index, credit default and other swaps and the purchase or sale of related caps, floors and collars. A Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio, to protect against currency fluctuations, as a duration management technique or to protect against any increase in the price of securities the Fund anticipates purchasing at a later date. A Fund will not sell interest rate caps or floors where it does not own securities or other instruments providing the income stream the Fund may be obligated to pay. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. A currency swap is an agreement to exchange cash flows on a notional amount of two or more currencies based on the relative value differential among them and an index swap is an agreement to swap cash flows on a notional amount based on changes in the values of the reference indices. A credit default swap is an agreement to transfer the credit exposure of fixed-income products between parties. The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling such cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of a floor entitles the purchaser to receive payments on a notional principal amount from the party selling such floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return within a predetermined range of interest rates or values.
     A Fund will usually enter into swaps on a net basis, i.e., the two payment streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Inasmuch as a Fund will segregate assets (or enter into offsetting positions) to cover its obligations under swaps, Calamos Advisors believes such obligations do not constitute senior securities under the 1940 Act and, accordingly, will not treat them as being subject to its borrowing restrictions. A Fund will not enter into any swap, cap, floor or collar transaction unless, at the time of entering into such transaction, the unsecured long-term debt of the securities dealers, financial institutions or other parties with whom the Fund has entered into such a transaction (“Counterparties”), combined with any credit enhancements, is rated at least A by S&P or Moody’s or has an equivalent rating from an NRSRO or is determined to be of equivalent credit quality by Calamos Advisors. If there is a default by the Counterparty, the Fund may have contractual remedies pursuant to the agreements related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid, however, some swaps may be considered illiquid. Caps, floors and collars are more recent innovations for which standardized documentation has not yet been fully developed and, accordingly, they are less liquid than swaps.
STRUCTURED PRODUCTS
     A Fund may invest in interests in entities organized and operated for the purpose of restructuring the investment characteristics of certain other investments. This type of restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments and the issuance by that entity of one or more classes of securities (“structured products”) backed by, or representing interests in, the underlying instruments. The term “structured products” as used herein excludes synthetic convertibles. See “Investment Practices—Synthetic Convertible Securities.” The cash flow on the underlying instruments may be apportioned among the newly issued structured products to create securities with different investment characteristics such as varying maturities, payment priorities and interest rate provisions, and the extent of the payments made with respect to structured products is dependent on the extent of the cash flow on the underlying instruments. A Fund may invest in structured products, which represent derived investment positions based on relationships among different markets or asset classes.
     A Fund may also invest in other types of structured products, including, among others, baskets of credit default swaps referencing a portfolio of high-yield securities. A structured product may be considered to be leveraged to the extent its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate. Because they are linked to their underlying markets or securities, investments in structured products generally are subject to greater volatility than an investment directly in the underlying market or security. Total return on the structured product is derived by linking return to one or more characteristics of the underlying instrument. Because certain structured products of the type in which a Fund may invest may involve no credit enhancement, the credit risk of those structured products generally would be equivalent to that of the underlying instruments. A Fund may invest in a class of structured products that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured products typically have higher yields and present greater risks than unsubordinated structured products. Although a Fund’s purchase of subordinated structured products would have similar economic effect to that of borrowing against the underlying securities, the purchase will not be deemed to be leverage for purposes of the Fund’s limitations related to borrowing and leverage.
     Certain issuers of structured products may be deemed to be “investment companies” as defined in the 1940 Act. As a result, a Fund’s investments in these structured products may be limited by the restrictions contained in the 1940 Act. Structured products are typically sold in private placement transactions, and there may not be an active trading market for structured products. As a result, certain structured products in which the Fund invests may be deemed illiquid.
LENDING OF PORTFOLIO SECURITIES
     In seeking to earn additional income, a Fund may lend its portfolio securities to qualified parties (typically broker-dealers and banks) who need to borrow securities in order to cover transactions into which they have entered. Any such loan must be continuously secured by collateral in cash or cash equivalents maintained on a current basis in an amount at least equal to the market value of the securities loaned by the Fund. The Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned, and would also receive an additional return that may be in the form of a fixed fee or a percentage of income earned on the collateral. The Fund may pay reasonable fees to persons unaffiliated with the Fund for services in arranging these loans. The

Fund would have the right to call the loan and obtain the securities loaned at any time on notice of not less than five business days. The Fund would not have the right to vote the securities during the existence of the loan; however, the Fund may attempt to call back the loan and vote the proxy if time permits prior to the record date. In the event of bankruptcy or other default of the borrower, the Fund could experience both delays in liquidating the loan collateral or recovering the loaned securities and losses, including (a) possible decline in the value of the collateral or in the value of the securities loaned during the period while the Fund seeks to enforce its rights thereto, (b) possible subnormal levels of income and lack of access to income during this period, and (c) expenses of enforcing its rights. In an effort to reduce these risks, the Fund’s securities lending agent will monitor, and report to Calamos Advisors on, the creditworthiness of the firms to which the Fund lends securities.
REPURCHASE AGREEMENTS
     As part of its strategy for the temporary investment of cash, a Fund may enter into “repurchase agreements” pertaining to U.S. Government securities with member banks of the Federal Reserve System or primary dealers (as designated by the Federal Reserve Bank of New York) in such securities. Each Fund may invest in repurchase agreements, provided that Global Growth and Income Fund, International Growth Fund, Global Equity Fund and Total Return Bond Fund may not invest more than 15%, and each other Fund may not invest more than 10%, of its net assets in illiquid securities, including repurchase agreements maturing in more than seven days, and any other illiquid securities. A repurchase agreement arises when a Fund purchases a security and simultaneously agrees to resell it to the vendor at an agreed upon future date. The resale price is greater than the purchase price, reflecting an agreed upon market rate of return that is effective for the period of time the Fund holds the security and that is not related to the coupon rate on the purchased security. Such agreements generally have maturities of no more than seven days and could be used to permit a Fund to earn interest on assets awaiting long term investment. A Fund requires continuous maintenance by the custodian for the Fund’s account in the Federal Reserve/Treasury Book Entry System of collateral in an amount equal to, or in excess of, the market value of the securities that are the subject of a repurchase agreement. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Fund could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights. In an effort to reduce these risks, Calamos Advisors will monitor the creditworthiness of the firms with which a Fund enters into repurchase agreements.
OPTIONS ON SECURITIES, INDEXES AND CURRENCIES
     A Fund may purchase and sell (write) put options and call options on securities, indexes or foreign currencies. A Fund may purchase agreements, sometimes called cash puts, that may accompany the purchase of a new issue of bonds from a dealer.
     A put option gives the purchaser of the option, upon payment of a premium, the right to sell, and the writer the obligation to buy, the underlying security, commodity, index, currency or other instrument at the exercise price. For instance, a Fund’s purchase of a put option on a security might be designed to protect its holdings in the underlying instrument (or, in some cases, a similar instrument) against a substantial decline in the market value by giving such Fund the right to sell such instrument at the option exercise price. A call option, upon payment of a premium, gives the purchaser of the option the right to buy, and the seller the obligation to sell, the underlying instrument at the exercise price. A Fund’s purchase of a call option on a security, financial future, index, currency or other instrument might be intended to protect it against an increase in the price of the underlying instrument that it intends to purchase in the future by fixing the price at which it may purchase such instrument.
     A Fund may purchase and sell (write) exchange listed options and over-the-counter options (“OTC options”). Exchange listed options are issued by a regulated intermediary such as the Options Clearing Corporation (“OCC”), which guarantees the performance of the obligations of the parties to such options. The discussion below uses the OCC as an example, but is also applicable to other financial intermediaries.
     With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although in the future cash settlement may become available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is “in-the-money” (i.e., where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

     OTC options are purchased from or sold to sellers or purchasers (“Counterparties”) through direct bilateral agreement with the Counterparties. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. A Fund will only sell (write) OTC options (other than OTC currency options) that are subject to a buy-back provision permitting the Fund to require the Counterparty to sell the option back to the Fund at a formula price within seven days. A Fund generally is expected to enter into OTC options that have cash settlement provisions, although it is not required to do so. The staff of the Securities and Exchange Commission (the “SEC”) currently takes the position that OTC options purchased by a fund, and portfolio securities “covering” the amount of a fund’s obligation pursuant to an OTC option sold by it (or the amount of assets equal to the formula price for the repurchase of the option, if any, less the amount by which the option is “in the money”) are illiquid, and are subject to a fund’s limitation on investing no more than 10% of its net assets (or 15% in the case of Global Growth and Income Fund, International Growth Fund, Global Equity Fund and Total Return Bond Fund) in illiquid securities.
     A Fund may also purchase and sell (write) options on securities indices and other financial indices. Options on securities indices and other financial indices are similar to options on a security or other instrument except that, rather than settling by physical delivery of the underlying instrument, they settle by cash settlement, i.e., an option or an index gives the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the index upon which the option is based exceeds, in the case of a call, or is less than, in the case of a put, the exercise price of the option (except if, in the case of an OTC option, physical delivery is specified). This amount of cash is equal to the excess of the closing price of the index over the exercise price of the option, which also may be multiplied by a formula value. The seller of the option is obligated, in return for the premium received, to make delivery of this amount. The gain or loss on an option on an index depends on price movements in the instruments making upon the market, market segment, industry or other composite on which the underlying index is based, rather than price movements in individual securities, as is the case with respect to options on securities.
     A Fund will sell (write) call options and put options only if they are “covered.” For example, a call option written by a Fund will require such Fund to hold the securities subject to the call (or securities convertible into the needed securities without additional consideration) or to segregate cash or liquid assets sufficient to purchase and deliver the securities if the call is exercised. A call option sold by a Fund on an index will require such Fund to own portfolio securities that correlate with the index or to segregate cash or liquid assets equal to the excess of the index value over the exercise price on a current basis. A put option written by a Fund requires such Fund to segregate cash or liquid assets equal to the exercise price.
     OTC options entered into by a Fund and OCC issued and exchange listed index options will generally provide for cash settlement. As a result, when a Fund sells (writes) these instruments, it will only segregate an amount of cash or liquid assets equal to its accrued net obligations, as there is no requirement for payment or delivery of amounts in excess of the net amount. These amounts will equal 100% of the exercise price in the case of a non cash-settled put, the same as an OCC guaranteed listed option sold by a Fund, or the “in-the-money” amount plus any sell-back formula amount in the case of a cash-settled put or call. In addition, when a Fund sells (writes) a call option on an index at a time when the in-the-money amount exceeds the exercise price, the Fund will segregate, until the option expires or is closed out, cash or cash equivalents equal in value to such excess. OCC issued and exchange listed options sold by a Fund other than those above generally settle with physical delivery, or with an election of either physical delivery or cash settlement and the Fund will segregate an amount of cash or liquid assets equal to the full value of the option. OTC options settling with physical delivery, or with an election of either physical delivery or cash settlement, will be treated the same as other options settling with physical delivery.
     If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires, the Fund realizes a capital loss equal to the premium paid.
     A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if it is more, such Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, a Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.
     A put or call option purchased by a Fund is an asset of the Fund, valued initially at the premium paid for the option. The premium received for an option written by a Fund is recorded as a deferred credit. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

     RISKS ASSOCIATED WITH OPTIONS. There are several risks associated with transactions in options. For example, there are significant differences between the securities markets, the currency markets and the options markets that could result in an imperfect correlation among these markets, causing a given transaction not to achieve Calamos Advisors’ objective. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events. A Fund’s ability to utilize options successfully will depend on Calamos Advisors’ ability to predict pertinent market investments, which cannot be assured.
     A Fund’s ability to close out its position as a purchaser or seller (writer) of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. Among the possible reasons for the absence of a liquid option market on an exchange are: (i) insufficient trading interest in certain options; (ii) restrictions on transactions imposed by an exchange; (iii) trading halts, suspensions or other restrictions imposed with respect to particular classes or series of options or underlying securities including reaching daily price limits; (iv) interruption of the normal operations of the OCC or an exchange; (v) inadequacy of the facilities of an exchange or OCC to handle current trading volume; or (vi) a decision by one or more exchanges to discontinue the trading of options (or a particular class or series of options), in which event the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms. If a Fund were unable to close out an option that it has purchased on a security, it would have to exercise the option in order to realize any profit or the option would expire and become worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security until the option expired. As the writer of a covered call option on a security, a Fund foregoes, during the option’s life, the opportunity to profit from increases in the market value of the security covering the call option above the sum of the premium and the exercise price of the call. As the writer of a covered call option on a foreign currency, a Fund foregoes, during the option’s life, the opportunity to profit from any currency appreciation.
     The hours of trading for listed options may not coincide with the hours during which the underlying financial instruments are traded. To the extent that the option markets close before the markets for the underlying financial instruments, significant price and rate movements can take place in the underlying markets that cannot be reflected in the option markets.
     Unless the parties provide for it, there is no central clearing or guaranty function in an OTC option. As a result, if the Counterparty (as described above under “Options on Securities, Indexes and Currencies”) fails to make or take delivery of the security, currency or other instrument underlying an OTC option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, a Fund will lose any premium it paid for the option as well as any anticipated benefit of the transaction. Accordingly, Calamos Advisors must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty’s credit to determine the likelihood that the terms of the OTC option will be satisfied.
     A Fund may purchase and sell (write) call options on securities indices and currencies. All calls sold by a Fund must be “covered.” Even though a Fund will receive the option premium to help protect it against loss, a call sold by a Fund exposes such Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or instrument and may require the Fund to hold the security or instrument that it might otherwise have sold. A Fund may purchase and sell (write) put options on securities indexes and currencies. In selling (writing) put options, there is a risk that the Fund may be required to buy the underlying index or currency at a disadvantageous price above the market price.
FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS
     A Fund may enter into interest rate futures contracts, index futures contracts, volatility index futures contracts and foreign currency futures contracts. An interest rate, index, volatility index or foreign currency futures contract provides for the future sale by one party and purchase by another party of a specified quantity of a financial instrument or the cash value of an index(1) at a specified price and time. A public market exists in futures contracts covering a number of indexes (including, but not limited to, the Standard & Poor’s 500 Index, the Russell 2000 Index, the Value Line Composite Index, and the New York Stock Exchange Composite Index) as well as financial instruments (including, but not limited to, U.S. Treasury bonds, U.S. Treasury notes, Eurodollar certificates of deposit and foreign currencies). Other index and financial instrument futures contracts are available and it is expected that additional futures contracts will be developed and traded. A Fund may enter into such contract if, in Calamos Advisors’ opinion, such contract meets the Fund’s investment parameters.

(1)	A futures contract on an index is an agreement pursuant to which two parties agree to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. Although the value of a securities index is a function of the value of certain specified securities, no physical delivery of those securities is made.
     A Fund may purchase and write call and put futures options. Futures options possess many of the same characteristics as options on securities, indexes and foreign currencies (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (call) or short position (put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. A Fund might, for example, use futures contracts to hedge against or gain exposure to fluctuations in the general level of stock prices, anticipated changes in interest rates or currency fluctuations that might adversely affect either the value of a Fund’s securities or the price of the securities that the Fund intends to purchase. Although other techniques could be used to reduce or increase a Fund’s exposure to stock price, interest rate and currency fluctuations, a Fund may be able to achieve its desired exposure more effectively and perhaps at a lower cost by using futures contracts and futures options.
     A Fund will only enter into futures contracts and futures options that are standardized and traded on an exchange, board of trade or similar entity, or quoted on an automated quotation system.
     The success of any futures transaction by a Fund depends on Calamos Advisors’ correctly predicting changes in the level and direction of stock prices, interest rates, currency exchange rates and other factors. Should those predictions be incorrect, the Fund’s return might have been better had the transaction not been attempted; however, in the absence of the ability to use futures contracts, Calamos Advisors might have taken portfolio actions in anticipation of the same market movements with similar investment results, but, presumably, at greater transaction costs.
     When a Fund makes a purchase or sale of a futures contract, the Fund is required to deposit with its custodian (or broker, if legally permitted) a specified amount of cash or U.S. Government securities or other securities acceptable to the broker (“initial margin”). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract, although the Fund’s broker may require margin deposits in excess of the minimum required by the exchange. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract, which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. The Fund expects to earn interest income on its initial margin deposits. A futures contract held by the Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking-to-market.” Variation margin paid or received by the Fund does not represent a borrowing or loan by the Fund but is instead settlement between the Fund and the broker of the amount one would owe the other if the futures contract had expired at the close of the previous day. In computing daily net asset value, the Fund will mark-to-market its open futures positions.
     A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option and other futures positions held by the Fund.
     Although some futures contracts call for making or taking delivery of the underlying securities, usually these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund engaging in the transaction realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund engaging in the transaction realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.
     RISKS ASSOCIATED WITH FUTURES. There are several risks associated with the use of futures contracts and futures options. A purchase or sale of a futures contract or option may result in losses in excess of the amount invested in the futures contract or option. In trying to increase or reduce market exposure, there can be no guarantee that there will be a correlation between price movements in the futures contract or option and in the portfolio exposure sought. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given transaction not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as: variations in speculative market demand for futures, futures options and the related securities, including technical influences in futures and futures options trading and differences between the securities markets and the securities underlying the standard contracts available for trading. For example, in the case of index futures contracts, the composition of the index, including the issuers and the weighing of each issue, may differ from the composition of the Fund’s portfolio, and, in the case of interest rate futures contracts, the interest rate levels, maturities and creditworthiness of the issues underlying the futures contract may differ from the financial instruments held in the Fund’s portfolio. A decision as to whether, when and how to use futures contracts involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected stock price or interest rate trends.
     Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses. Stock index futures contracts are not normally subject to such daily price change limitations.
     There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or futures option position. The Fund would be exposed to possible loss on the position during the interval of inability to close, and would continue to be required to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.
     LIMITATIONS ON OPTIONS AND FUTURES. If options, futures contracts or futures options of types other than those described herein are traded in the future, a Fund may also use those investment vehicles, provided the board of trustees determines that their use is consistent with the Fund’s investment objectives.
     A Fund will not enter into a futures contract or purchase an option thereon if, immediately thereafter, the initial margin deposits for futures contracts held by the Fund plus premiums paid by it for open futures option positions, less the amount by which any such positions are “in-the-money,”(2) would exceed 5% of the Fund’s total assets.
     When purchasing a futures contract or writing a put option on a futures contract, a Fund must maintain with its custodian (or broker, if legally permitted) cash or cash equivalents (including any margin) equal to the market value of such contract. When writing a call option on a futures contract, a Fund similarly will maintain with its custodian cash or cash equivalents (including any margin) equal to the amount by which such option is in-the-money until the option expires or is closed by the Fund.
     A Fund may not maintain open short positions in futures contracts, call options written on futures contracts or call options written on indexes if, in the aggregate, the market value of all such open positions exceeds the current value of the securities in its portfolio, plus or minus unrealized gains and losses on the open positions, adjusted for the historical relative volatility of the relationship between the portfolio and the positions. For this purpose, to the extent a Fund has written call options on specific securities in its portfolio, the value of those securities will be deducted from the current market value of the securities portfolio.
     The Funds may enter into futures contracts and related options as permitted under Commodity Futures Trading Commission (“CFTC”) Rule 4.5. The Funds have claimed exclusion from the definition of “commodity pool operator” adopted by the CFTC and the National Futures Association. The Trust, therefore, is not subject to registration or regulation under the Commodity Exchange Act, as amended.
     TAXATION OF OPTIONS AND FUTURES. If a Fund exercises a call or put option that it holds, the premium paid for the option is added to the cost basis of the security purchased (call) or deducted from the proceeds of the security sold (put). For cash settlement options and futures options exercised by a Fund, the difference between the cash received at exercise and the premium paid is a capital gain or loss.

(2)	A call option is “in-the-money” to the extent, if any, that the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is “in-the-money” if the exercise price exceeds the value of the futures contract that is the subject of the option.

     If a call or put option written by a Fund is exercised, the premium is included in the proceeds of the sale of the underlying security (call) or reduces the cost basis of the security purchased (put). For cash settlement options and futures options written by a Fund, the difference between the cash paid at exercise and the premium received is a capital gain or loss.
     Entry into a closing purchase transaction will result in capital gain or loss. If an option written by a Fund was in-the-money at the time it was written and the security covering the option was held for more than the long-term holding period prior to the writing of the option, any loss realized as a result of a closing purchase transaction will be long-term. The holding period of the securities covering an in-the-money option will not include the period of time the option is outstanding.
     If a Fund writes an equity call option(3) other than a “qualified covered call option,” as defined in the Internal Revenue Code of 1986, as amended (the “Code”), any loss on such option transaction, to the extent it does not exceed the unrealized gains on the securities covering the option, may be subject to deferral until the securities covering the option have been sold.
     A futures contract held until delivery results in capital gain or loss equal to the difference between the price at which the futures contract was entered into and the settlement price on the earlier of delivery notice date or expiration date. If a Fund delivers securities under a futures contract, the Fund also realizes a capital gain or loss on those securities.
     For federal income tax purposes, a Fund generally is required to recognize as income for each taxable year its net unrealized gains and losses as of the end of the year on futures, futures options and non-equity options positions (“year-end mark-to-market”). Generally, any gain or loss recognized with respect to such positions (either by year-end mark-to-market or by actual closing of the positions) is considered to be 60% long-term and 40% short-term, without regard to the holding periods of the contracts. However, in the case of positions classified as part of a “mixed straddle,” the recognition of losses on certain positions (including options, futures and futures options positions, the related securities and certain successor positions thereto) may be deferred to a later taxable year. Sale of futures contracts or writing of call options (or futures call options) or buying put options (or futures put options) that are intended to hedge against a change in the value of securities held by a Fund: (1) will affect the holding period of the hedged securities; and (2) may cause unrealized gain or loss on such securities to be recognized upon entry into the hedge.
     If a Fund were to enter into a short index future, short index futures option or short index option position and the Fund’s portfolio were deemed to “mimic” the performance of the index underlying such contract, the option or futures contract position and the Fund’s stock positions would be deemed to be positions in a mixed straddle, subject to the above-mentioned loss deferral rules.
     In order for a Fund to continue to qualify for federal income tax treatment as a regulated investment company, at least 90% of its gross income for a taxable year must be derived from qualifying income; i.e., dividends, interest, income derived from loans of securities and gains from the sale of securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts). Any net gain realized from the types of futures (or futures options) contracts in which a Fund may invest will be considered gain from the sale of securities and therefore be qualifying income for purposes of the 90% requirement.
     A Fund distributes to shareholders annually any net capital gains that have been recognized for federal income tax purposes (including year-end mark-to-market gains) on options and futures transactions. Such distributions are combined with distributions of capital gains realized on the Fund’s other investments, and shareholders are advised of the nature of the payments.
WARRANTS
     A Fund may invest in warrants. A warrant is a right to purchase common stock at a specific price (usually at a premium above the market value of the underlying common stock at time of issuance) during a specified period of time. A warrant may have a life ranging from less than a year to 20 years or longer, but a warrant becomes worthless unless it is exercised or sold before expiration. In addition, if the market price of the common stock does not exceed the warrant’s exercise price during the life of the warrant, the warrant will expire worthless. Warrants have no voting rights, pay no dividends and have no rights with respect to the assets of the corporation issuing them. The percentage increase or decrease in the value of a warrant may be greater than the percentage increase or decrease in the value of the underlying common stock.

PORTFOLIO TURNOVER
     Although the Funds do not purchase securities with a view to rapid turnover, there are no limitations on the length of time that a portfolio security must be held. Portfolio turnover can occur for a number of reasons, including calls for redemption, general conditions in the securities markets, more favorable investment opportunities in other securities, or other factors relating to the desirability of holding or changing a portfolio investment. The portfolio turnover rates may vary greatly from year to year. A high rate of portfolio turnover in a Fund would result in increased transaction expense, which must be borne by the Fund. High portfolio turnover may also result in the realization of capital gains or losses and, to the extent net short-term capital gains are realized, any distributions resulting from such gains will be considered ordinary income for federal income tax purposes. Portfolio turnover for each Fund is shown under “Financial Highlights” in the prospectus. A portfolio turnover rate of 100% would mean that the Fund had sold and purchased securities valued at 100% of its net assets within a one-year period.
SHORT SALES
     A Fund may from time to time sell securities short to enhance income and protect against market risk by hedging a portion of the equity risk inherent in the Fund’s portfolio. A short sale may be effected when Calamos Advisors believes that the price of a security will decline, and involves the sale of securities that the Fund does not own, in the hope of purchasing the same securities at a later date at a lower price. There can be no assurance that a Fund will be able to close out a short position (i.e., purchase the same securities) at any particular time or at an acceptable or advantageous price. To make delivery to the buyer, a Fund must borrow the securities from a broker-dealer through which the short sale is executed, and the broker-dealer delivers the securities, on behalf of the Fund, to the buyer. The broker-dealer is entitled to retain the proceeds from the short sale until the Fund delivers to it the securities sold short. In addition, a Fund is required to pay to the broker-dealer the amount of any dividends or interest paid on the securities sold short.
     To secure its obligation to deliver to the broker-dealer the securities sold short, a Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.
     A Fund is said to have a short position in the securities sold until it delivers to the broker-dealer the securities sold, at which time the Fund receives the proceeds of the short sale. A Fund will normally close out a short position by purchasing on the open market and delivering to the broker-dealer an equal amount of the securities sold short.
     A Fund will realize a gain if the price of the securities decline between the date of the short sale and the date on which the Fund purchases securities to replace the borrowed securities. On the other hand, the Fund will incur a loss if the price of the securities increases between those dates. The amount of any gain will be decreased and the amount of any loss increased by any premium or interest that the Fund may be required to pay in connection with the short sale. It should be noted that possible losses from short sales differ from those that could arise from a cash investment in a security in that losses from a short sale may be limitless, while the losses from a cash investment in a security cannot exceed the total amount of the investment in the security.
     There is also a risk that securities borrowed by a Fund and delivered to the buyer of the securities sold short will need to be returned to the broker-dealer on short notice. If the request for the return of securities occurs at a time when other short sellers of the security are receiving similar requests, a “short squeeze” can occur, meaning that the Fund might be compelled, at the most disadvantageous time, to replace the borrowed securities with securities purchased on the open market, possibly at prices significantly in excess of the proceeds received from the short sale.
     Rule 10a-1 under the Securities Exchange Act of 1934, as amended (the “1934 Act”), provides that exchange-traded securities can be sold short only at a price that is higher than the last trade or the same as the last trade price if that price is higher than the price of the previous reported trade. The requirements of Rule 10a-1 can delay, or in some cases prevent, execution of short sales, resulting in opportunity costs and increased exposure to market action.

(3)	An equity option is an option to buy or sell stock, and any other option whose value is determined by reference to an index of stocks of a type that is ineligible to be traded on a commodity futures exchange (e.g., an option contract on a sub-index based on the price of nine hotel-casino stocks). An option on a broad-based stock index (such as the S&P 500 index) is not an equity option.

     A Fund may also make short sales “against the box,” meaning that at all times when a short position is open the Fund owns an equal amount of such securities or securities convertible into or exchangeable, without payment of further consideration, for securities of the same issue as, and in an amount equal to, the securities sold short. A short sale “against the box” would be made in anticipation of a decline in the market price of the securities sold short. Short sales “against the box” result in a “constructive sale” and require the Fund to recognize any taxable gain unless an exception to the constructive sale rule applies.
     A Fund will not make a short sale of securities (other than a short sale “against the box”), if more than 20% of its net assets would be deposited with brokers as collateral or allocated to segregated accounts in connection with all outstanding short sales (other than short sales “against the box”).
     In addition to enabling a Fund to hedge against market risk, short sales may afford the Fund an opportunity to earn additional current income to the extent it is able to enter into arrangements with broker-dealers through which the short sales are executed to receive income with respect to the proceeds of the short sales during the period the Fund’s short positions remain open. Calamos Advisors believes that some broker-dealers may be willing to enter into such arrangements, but there is no assurance that a Fund will be able to enter into such arrangements to the desired degree.
“WHEN-ISSUED” AND DELAYED DELIVERY SECURITIES
     A Fund may purchase securities on a when-issued or delayed-delivery basis. Although the payment and interest terms of these securities are established at the time the Fund enters into the commitment, the securities may be delivered and paid for a month or more after the date of purchase, when their value may have changed. A Fund makes such commitments only with the intention of actually acquiring the securities, but may sell the securities before the settlement date if Calamos Advisors deems it advisable for investment reasons. A Fund may utilize spot and forward foreign currency exchange transactions to reduce the risk inherent in fluctuations in the exchange rate between one currency and another when securities are purchased or sold on a when-issued or delayed-delivery basis.
     At the time when a Fund enters into a binding obligation to purchase securities on a when-issued basis, liquid assets (cash, U.S. Government securities or other “high-grade” debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated on the books of the Fund and held by the custodian throughout the period of the obligation. The use of this investment strategy, as well as entering into reverse repurchase agreements or engaging in other borrowing as described below, may increase net asset value fluctuation.
REVERSE REPURCHASE AGREEMENTS AND OTHER BORROWINGS
     A Fund may enter into reverse repurchase agreements, mortgage dollar rolls, and economically similar transactions. A reverse repurchase agreement is a repurchase agreement in which the Fund is the seller of, rather than the investor in, securities and agrees to repurchase them at an agreed-upon time and price. A reverse repurchase agreement enables the Fund to obtain cash to satisfy unusually heavy redemption requests or for other temporary or emergency purposes without needing to sell portfolio securities, or to earn additional income on portfolio securities, such as Treasury bills or notes. Use of a reverse repurchase agreement may be preferable to a regular sale and later repurchase of securities because it avoids certain market risks and transaction costs.
     At the time when a Fund enters into a reverse repurchase agreement, liquid assets (cash, U.S. Government securities or other “high-grade” debt obligations) of the Fund having a value at least as great as the purchase price of the securities to be purchased will be segregated or “earmarked” on the books of the Fund and held by the custodian throughout the period of the obligation. To the extent that positions in reverse repurchase agreements are not covered through the segregation or “earmarking” of liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds’ limitations on borrowings, which would, among other things, restrict the aggregate of such transactions (plus any other borrowings) to 33 1/3% of a Fund’s total assets.
     A “mortgage dollar roll” is similar to a reverse repurchase agreement in certain respects. In a “dollar roll” transaction a Fund sells a mortgage-related security, such as a security issued by GNMA, to a dealer and simultaneously agrees to repurchase a similar security (but not the same security) in the future at a pre-determined price. A “dollar roll” can be viewed, like a reverse repurchase agreement, as a collateralized borrowing in which a Fund pledges a mortgage-related security to a dealer to obtain cash. Unlike in the case of reverse repurchase agreements, the dealer with which a Fund enters into a dollar roll transaction is not obligated to return the same securities as those originally sold by the Fund, but only securities which are “substantially identical.” To be considered “substantially identical,” the securities returned to a Fund generally must: (1) be collateralized by the same types of underlying mortgages; (2) be issued by the same agency and be part of the same program; (3) have a similar original stated maturity; (4) have identical net coupon rates; (5) have similar market yields (and therefore price); and (6) satisfy “good delivery” requirements, meaning that the aggregate principal amounts of the securities delivered and received back must be within 0.01% of the initial amount delivered.
     A Fund’s obligations under a dollar roll agreement must be covered by segregated or “earmarked” liquid assets equal in value to the securities subject to repurchase by the Fund. As with reverse repurchase agreements, to the extent that positions in dollar roll agreements are not covered by segregated or “earmarked” liquid assets at least equal to the amount of any forward purchase commitment, such transactions would be subject to the Funds’ restrictions on borrowings. Furthermore, because dollar roll transactions may be for terms ranging between one and six months, dollar roll transactions may be deemed “illiquid” and subject to a Fund’s overall limitations on investments in illiquid securities.
     A Fund also may effect simultaneous purchase and sale transactions that are known as “sale-buybacks.” A sale-buyback is similar to a reverse repurchase agreement, except that in a sale-buyback, the counterparty who purchases the security is entitled to receive any principal or interest payments made on the underlying security pending settlement of the Fund’s repurchase of the underlying security. A Fund’s obligations under a sale-buyback typically would be covered by segregated liquid assets equal in value to the amount of the Fund’s forward commitment to repurchase the subject security.
ILLIQUID SECURITIES
     Each of Global Growth and Income Fund, International Growth Fund, Global Equity Fund and Total Return Bond Fund may invest up to 15% of its net assets, and each other Fund may invest up to 10% of its net assets, taken at market value, in illiquid securities, including any securities that are not readily marketable either because they are restricted securities or for other reasons. Restricted securities are securities that are subject to restrictions on resale because they have not been registered for sale under the Securities Act. A position in restricted securities might adversely affect the liquidity and marketability of a portion of a Fund’s portfolio, and a Fund might not be able to dispose of its holdings in such securities promptly or at reasonable prices. In those instances where a Fund is required to have restricted securities held by it registered prior to sale by the Fund and the Fund does not have a contractual commitment from the issuer or seller to pay the costs of such registration, the gross proceeds from the sale of securities would be reduced by the registration costs and underwriting discounts. Any such registration costs are not included in the percentage limitation on a Fund’s investment in restricted securities.
TEMPORARY INVESTMENTS
     A Fund may make temporary investments without limitation when Calamos Advisors determines that a defensive position is warranted, or as a reserve for possible cash needs. Such investments may be in money market instruments, consisting of obligations of, or guaranteed as to principal and interest by, the U.S. Government or its agencies or instrumentalities; certificates of deposit, bankers’ acceptances and other obligations of domestic banks having total assets of at least $500 million and that are regulated by the U.S. Government, its agencies or instrumentalities; commercial paper rated in the highest category by a recognized rating agency; and repurchase agreements.
INVESTMENT RESTRICTIONS
     Each Fund has elected to be classified as a diversified, open-end management investment company.
     Except as noted below, each Fund other than Multi-Fund Blend operates under the following investment restrictions and may not:
(i)	(for Blue Chip Fund, Value Fund, Global Growth and Income Fund, International Growth Fund, High Yield Fund, Global Equity Fund and Total Return Bond Fund only) make any investment inconsistent with the Fund’s classification as a diversified investment company under the 1940 Act if the Fund is classified as a diversified investment company;(4)

(for Growth Fund, Growth and Income Fund, Convertible Fund and Market Neutral Income Fund only) as to 75% of its assets, invest more than 5% of its total assets, taken at market value at the time of a particular purchase, in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities;

(ii)	acquire more than 10%, taken at the time of a particular purchase, of the outstanding voting securities of any one issuer;

(iii)	act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act on disposition of securities acquired subject to legal or contractual restrictions on resale;

(iv)	(for Growth Fund, Growth and Income Fund, Convertible Fund and Market Neutral Income Fund only) invest more than 10% of the Fund’s net assets (taken at market value at the time of each purchase) in illiquid securities, including repurchase agreements maturing in more than seven days;

(v)	(for Blue Chip Fund, Value Fund, Global Growth and Income Fund, International Growth Fund, High Yield Fund, Global Equity Fund and Total Return Bond Fund only) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts, except that a Fund may enter into (a) futures, options and options on futures, (b) forward contracts and (c) other financial transactions not requiring the delivery of physical commodities;

(for Growth Fund, Growth and Income Fund, Convertible Fund and Market Neutral Income Fund only) purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts;

(vi)	make loans, but this restriction shall not prevent the Fund from (a) investing in debt obligations, (b) investing in repurchase agreements or (c) lending portfolio securities, provided, however, that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

(vii)	(for Blue Chip Fund, Value Fund, Global Growth and Income Fund, International Growth Fund, High Yield Fund, Global Equity Fund and Total Return Bond Fund only) borrow, except from banks, other affiliated funds and other entities to the extent permitted under the 1940 Act;(5) (6) (for Growth Fund, Growth and Income Fund, Convertible Fund and Market Neutral Income Fund only) borrow, except that the Fund may (a) borrow up to 10% of its total assets, taken at market value at the time of such borrowing, as a temporary measure for extraordinary or emergency purposes, but not to increase portfolio income (the total of reverse repurchase agreements and such borrowings will not exceed 10% of total assets, and the Fund will not purchase securities when its borrowings exceed 5% of total assets) and (b) enter into transactions in options;(6)

(viii)	invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities; or

(ix)	(for Blue Chip Fund, Value Fund, Global Growth and Income Fund, International Growth Fund, High Yield Fund, Global Equity Fund and Total Return Bond Fund only) issue any senior security, except to the extent permitted under the 1940 Act;(7)

(for Growth Fund, Growth and Income Fund, Convertible Fund and Market Neutral Income Fund only) issue any senior security, except that the Market Neutral Income Fund may sell securities short.(7)
     Except as otherwise noted below, Multi-Fund Blend operates under the following investment restrictions (and as a fund of funds measures compliance with the following restrictions by looking through to the investments of the Funds in which it invests). Multi-Fund Blend may not:

(4)	Currently, under the 1940 Act, for a Fund to be classified as a diversified investment company, at least 75% of the value of the Fund’s total assets must be represented by cash and cash items (including receivables), government securities, securities of other investment companies, and securities of other issuers, which for the purposes of this calculation are limited in respect of any one issuer to an amount (valued at the time of investment) not greater in value than 5% of the Fund’s total assets and to not more than 10% of the outstanding voting securities of such issuer.

(5)	None of these Funds intends to purchase securities when its borrowings exceed 5% of total assets.

(6)	Each Fund’s borrowing practices are limited by the 1940 Act. Currently, under the 1940 Act, a Fund may borrow in an aggregate amount not exceeding 33 1/3% of its total assets, including the proceeds of borrowings, for any purpose, but borrowings from entities other than banks may not exceed 5% of its total assets and may be only as a temporary measure for extraordinary or emergency purposes, unless the Fund has received an exemptive order from the SEC permitting it to borrow from other affiliated funds in excess of 5% of its total assets.

(i)	make any investment inconsistent with its classification as a diversified investment company under the 1940 Act; (See footnote (4) above)

(ii)	act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act on disposition of securities acquired subject to legal or contractual restrictions on resale;

(iii)	purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts, except that it may (a) enter into futures, options and options on futures, (b) forward contracts and (c) other financial transactions not requiring the delivery of physical commodities;

(iv)	make loans, but this restriction shall not prevent it from (a) investing in debt obligations, (b) investing in repurchase agreements or (c) lending portfolio securities; provided, however, that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

(v)	borrow (including entering into reverse repurchase agreements), except that it may (a) borrow from banks and other entities up to 33 1/3% of its total assets, taken at market value at the time of such borrowing, as a temporary measure for extraordinary or emergency purposes, but not to increase portfolio income and (b) enter into transactions in options, futures, and options on futures; provided, however, that it will not purchase securities when its total borrowings are greater than 5% of its net asset value;(6) or

(vi)	invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities or securities of other investment companies.
     The above restrictions are fundamental policies and may not be changed with respect to a Fund without the approval of a “majority” of the outstanding shares of that Fund, which for this purpose means the approval of the lesser of (a) more than 50% of the outstanding voting securities of that Fund or (b) 67% or more of the outstanding shares if the holders of more than 50% of the outstanding shares of that Fund are present or represented at the meeting by proxy.
     In addition to the fundamental restrictions listed above, and as a non-fundamental policy, no Fund may (except Multi-Fund Blend and as indicated):

(7)	Currently, under the 1940 Act, a “senior security” does not include any promissory note or evidence of indebtedness where the indebtedness is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed.
     (a) invest in shares of other open-end investment companies, except as permitted by the 1940 Act;(8)
     (b) invest in companies for the purpose of exercising control or management;
     (c) purchase securities on margin (except for use of such short-term credits as are necessary for the clearance of transactions, including transactions in options, futures and options on futures), or participate on a joint or a joint and several basis in any trading account in securities, except in connection with transactions in options, futures and options on futures;
     (d) make short sales of securities, except that the Fund may make short sales of securities (i) if the Fund owns an equal amount of such securities, or owns securities that are convertible or exchangeable, without payment of further consideration, into an equal amount of such securities and (ii) other than those described in clause (i), provided that no more than 20% of its net assets would be deposited with brokers as collateral or allocated to segregated accounts in connection with all outstanding short sales other than those described in clause (i);

     (e) invest more than 25% of its net assets (valued at time of purchase) in securities of foreign issuers (other than securities represented by ADRs and securities guaranteed by a U.S. person), except that Total Return Bond Fund may invest up to 35% of its net assets in securities of foreign issuers and each of Global Growth and Income Fund, International Growth Fund and Global Equity Fund may invest up to all of its net assets in securities of foreign issuers;
     (f) (for Global Growth and Income Fund, International Growth Fund, Global Equity Fund and Total Return Bond Fund) invest more than 15% (or 10% in the case of each other Fund) of the Fund’s net assets (taken at market value at the time of each purchase) in illiquid securities, including repurchase agreements maturing in more than seven days;
     The non-fundamental investment restrictions above may be changed by the board of trustees without shareholder approval.
     Notwithstanding the foregoing investment restrictions, a Fund may purchase securities pursuant to the exercise of subscription rights, subject to the condition that such purchase will not result in the Fund’s ceasing to be a diversified investment company. Far Eastern and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in the Fund’s interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, the Fund may not always realize full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of the Fund’s portfolio securities with the result that the Fund would be forced either to sell securities at a time when it might not otherwise have done so, to forego exercising the rights.

(8)	Each Fund other than Multi-Fund Blend intends to limit its investment in other investment companies so that, as determined immediately after a Fund invests in another investment company: (i) not more than 5% of the value of its total assets will be invested in the securities of any one investment company; (ii) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (iii) not more than 3% of the outstanding voting shares of any one investment company will be owned by the Fund. Currently, under the 1940 Act, a Fund is permitted to invest in other investment companies in excess of the above limitations if certain requirements are met, including that any Fund whose shares are acquired by another Fund in accordance with Section 12(d)(1)(G) of the 1940 Act shall not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on either Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act. As such, each of Growth Fund, Value Fund and Global Growth and Income Fund will not purchase securities of a registered open-end investment company or registered unit investment trust in reliance on either Section 12(d)(1)(F) or Section 12(d)(1)(G) of the 1940 Act for so long as they remain underlying funds of Multi-Fund Blend. Each Fund may invest without limitation in money market funds, provided that the conditions of Rule 12d1-1 under the 1940 Act are met.

MANAGEMENT
TRUSTEES AND OFFICERS
     The management of the Trust, including general supervision of the duties performed for each Fund under the investment management agreement between the Trust and Calamos Advisors, is the responsibility of its board of trustees. Each trustee elected will hold office for the lifetime of the Trust or until such trustee’s earlier resignation, death or removal; however, each trustee who is not an interested person of the Trust shall retire as a trustee at the end of the calendar year in which the trustee attains the age of 72 years.
     The following table sets forth each trustee’s name, age at May 31, 2007, position(s) with the Trust, number of portfolios in the Calamos Fund Complex overseen, principal occupation(s) during the past five years and other directorships held, and date first elected or appointed. Each trustee oversees each Fund of the Trust.

TRUSTEES WHO ARE INTERESTED PERSONS OF THE TRUST:

		PORTFOLIOS	PRINCIPAL OCCUPATION(S)
NAME AND AGE	POSITION(S) WITH TRUST	OVERSEEN	AND OTHER DIRECTORSHIPS
John P. Calamos, Sr., 66*	Trustee and President (since 1988)	18	Chairman, CEO, and Co-Chief Investment Officer, Calamos Asset Management, Inc. (“CAM”), Calamos Holdings LLC (“CHLLC”) and Calamos Advisors LLC and its predecessor (“Calamos Advisors”), and President and Co-Chief Investment Officer, Calamos Financial Services LLC and its predecessor(“CFS”); Director, CAM
TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE TRUST:

		PORTFOLIOS	PRINCIPAL OCCUPATION(S)
NAME AND AGE	POSITION(S) WITH TRUST	OVERSEEN	AND OTHER DIRECTORSHIPS
Joe F. Hanauer, 69	Trustee (since 2001)	18	Private investor; Director, MAF Bancorp (bank holding company); Chairman and Director, Move, Inc., (internet provider of real estate information and products); Director, Combined Investments, L.P. (investment management)
Weston W. Marsh, 56	Trustee (since 2002)	18	Of Counsel and, prior thereto, Partner, Freeborn & Peters (law firm)
John E. Neal, 57	Trustee (since 2001)	18	Private investor; Managing Director, Banc One Capital Markets, Inc. (investment banking) (2000-2004); Director, Focused Health Services (private disease management company), Equity Residential (publicly-owned REIT), Ranir LLC (oral products company) and CBA Commercial (commercial mortgage securitization company); Partner, Private Perfumery LLC (private label perfume company) and Linden LLC (health care private equity)
William R. Rybak, 56	Trustee (since 2002)	18	Private investor; formerly Executive Vice President and Chief Financial Officer, Van Kampen Investments, Inc. and subsidiaries (investment manager); Director, Howe Barnes Hoefer Arnett, Inc. (investment services firm) and PrivateBancorp, Inc. (bank holding company); Trustee, JNL Series Trust, JNL Investors Series Trust, JNL Variable Fund LLC and JNLNY Variable Fund I LLC**
Stephen B. Timbers, 62	Trustee (since 2004); Lead Independent Trustee (since 2005)	18	Private investor; formerly Vice Chairman, Northern Trust Corporation (bank holding company); formerly President and Chief Executive Officer,Northern Trust Investments, N.A. (investment manager); formerly President, Northern Trust Global Investments, a division of Northern Trust Corporation and Executive Vice President, The Northern Trust Corporation; formerly, Director, Northern Trust Securities, Inc.
David D. Tripple, 63	Trustee (since 2006)	18	Private investor; Trustee, Century Shares Trust and Century Small Cap Select Fund***

*	Mr. Calamos is an “interested person” of the Trust as defined in the 1940 Act because he is an affiliate of Calamos Advisors and Calamos Financial Services LLC.

**	Overseeing 91 portfolios in fund complex.

***	Overseeing two portfolios in fund complex.

The address of each trustee is 2020 Calamos Court, Naperville, Illinois 60563.
     OFFICERS. The preceding table gives information about John P. Calamos, Sr., who is president of the Trust. The following table sets forth each other officer’s name, age at May 31, 2007, position with the Trust and date first appointed to that position, and principal occupation(s) during the past five years. Each officer serves until his or her successor is chosen and qualified or until his or her resignation or removal by the board of trustees.

NAME AND AGE	POSITION(S) WITH TRUST	PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS
Nimish S. Bhatt, 43	Treasurer (since 2004)	Senior Vice President and Director of Operations, CAM, CHLLC, Calamos Advisors and CFS (since 2004); Senior Vice President, Alternative Investments and Tax Services, The BISYS Group, Inc., prior thereto
Nick P. Calamos, 45*	Vice President (since 1992)	Senior Executive Vice President and Co-Chief Investment Officer, CAM, CHLLC, Calamos Advisors and CFS
Patrick H. Dudasik, 52	Vice President (since 2001)	Executive Vice President, Chief Financial Officer and Treasurer, CAM and CHLLC (since 2004), Calamos Advisors and CFS (since 2001); Chief Operating Officer, CAM, CHLLC and CFS (since 2007); Administrative Officer, CAM and CHLLC (2004-2005), Calamos Advisors and CFS (2001-2005)
James S. Hamman, Jr., 37	Secretary (since 1998)	Executive Vice President, Secretary and General Counsel, CAM, CHLLC, Calamos Advisors and CFS; Chief Compliance Officer of the Trust (2004-2005)
Mark J. Mickey, 56	Chief Compliance Officer (since 2005)	Chief Compliance Officer, Calamos Funds (since 2005) and Chief Compliance Officer, Calamos Advisors (2005-2006); Director of Risk Assessment and Internal Audit, Calamos Advisors (2003-2005); President, Mark Mickey Consulting (2002-2003)

*	Nick P. Calamos resigned from the board of trustees effective June 28, 2006.
The address of each officer is 2020 Calamos Court, Naperville, Illinois 60563.
     COMMITTEES OF THE BOARD OF TRUSTEES. The Trust’s board of trustees currently has six standing committees:
Executive Committee. Messrs. John Calamos and Stephen Timbers are members of the executive committee, which has authority during intervals between meetings of the board of trustees to exercise the powers of the board, with certain exceptions. John Calamos is an interested trustee of the Trust.
Dividend Committee. Mr. John Calamos serves as the sole member of the dividend committee. The dividend committee is authorized to declare distributions on the shares of the Trust’s series in accordance with such series’ distribution policies, including, but not limited to, regular dividends, special dividends and short- and long-term capital gains distributions.
Audit Committee. Messrs. Hanauer, Marsh, Neal, Rybak, Timbers and Tripple serve on the audit committee. The audit committee operates under a written charter adopted and approved by the board. The audit committee selects independent auditors, approves services to be rendered by the auditors, monitors the auditors’ performance, reviews the results of the Trust’s audit and responds to other matters deemed appropriate by the board. All members of the audit committee are independent trustees of the Trust.
Valuation Committee. Messrs. Marsh, Timbers and Tripple serve on the valuation committee. The valuation committee operates under a written charter approved by the board. The valuation committee oversees valuation matters of the Trust delegated to the pricing committee, including the fair valuation determinations and methodologies proposed and utilized by the pricing committee, reviews the Trust’s valuation procedures and their application by the pricing committee, reviews pricing errors and procedures for calculation of net asset value of each series of the Trust and responds to other matters deemed appropriate by the board.
Governance Committee. Messrs. Hanauer, Marsh, Neal, Rybak, Timbers and Tripple serve on the governance committee. The governance committee operates under a written charter adopted and approved by the board. The governance committee oversees the independence and effective functioning of the board of trustees and endeavors to be informed about good practices for mutual fund boards. It also makes recommendations to the board regarding compensation of independent trustees. The governance committee also functions as a nominating committee by making recommendations to the board of trustees regarding candidates for election as non- interested trustees. The governance committee looks to many sources for recommendations of qualified trustees, including current trustees, employees of Calamos Advisors, current shareholders of the Funds, search firms that are compensated for their services and other third party sources. Any such search firm identifies and evaluates potential candidates, conducts screening interviews and provides information to the governance committee with respect to the individual candidates and the market for available candidates. In making trustee recommendations, the governance committee considers a number of factors, including a candidate’s background, integrity, knowledge and relevant experience. These factors are set forth in an appendix to the committee’s charter. Any prospective candidate is interviewed by the trustees and officers, and references are checked. The governance committee will consider shareholder recommendations regarding potential trustee candidates that are properly submitted to the governance committee for its consideration.
     A Fund shareholder who wishes to propose a trustee candidate must submit any such recommendation in writing via regular mail to the attention of the Trust’s Secretary, at the address of the Trust’s principal executive offices. The shareholder recommendation must include:
-	the number and class of all shares of the Trust’s series owned beneficially or of record by the nominating shareholder at the time the recommendation is submitted and the dates on which such shares were acquired, specifying the number of shares owned beneficially;

-	a full listing of the proposed candidate’s education, experience (including knowledge of the investment company industry, experience as a director or senior officer of public or private companies, and directorships on other boards of other registered investment companies), current employment, date of birth, business and residence address, and the names and addresses of at least three professional references;

-	information as to whether the candidate is, has been or may be an “interested person” (as such term is defined in the 1940 Act) of the Trust, Calamos Advisors or any of its affiliates, and, if believed not to be or have been an “interested person,” information regarding the candidate that will be sufficient for the committee to make such determination;

-	the written and signed consent of the candidate to be named as a nominee and to serve as a trustee of the Trust, if elected;

-	a description of all arrangements or understandings between the nominating shareholder, the candidate and/or any other person or persons (including their names) pursuant to which the shareholder recommendation is being made, and if none, so specify;

-	the class or series and number of all shares of the Trust’s series owned of record or beneficially by the candidate, as reported by the candidate; and

-	such other information that would be helpful to the governance committee in evaluating the candidate.
     The governance committee may require the nominating shareholder to furnish other information it may reasonably require or deem necessary to verify any information furnished pursuant to the procedures delineated above or to determine the qualifications and eligibility of the candidate proposed by the nominating shareholder to serve as a trustee. If the nominating shareholder fails to provide such additional information in writing within seven days of receipt of written request from the governance committee, the recommendation of such candidate will be deemed not properly submitted for consideration, and the governance committee is not required to consider such candidate.
     Unless otherwise specified by the governance committee’s chairman or by legal counsel to the non-interested trustees, the Trust’s Secretary will promptly forward all shareholder recommendations to the governance committee’s chairman and the legal counsel to the non-interested trustees, indicating whether the shareholder recommendation has been properly submitted pursuant to the procedures adopted by the governance committee for the consideration of trustee candidates nominated by shareholders.
     Recommendations for candidates as trustees will be evaluated, among other things, in light of whether the number of trustees is expected to change and whether the trustees expect any vacancies. During periods when the governance committee is not actively recruiting new trustees, shareholder recommendations will be kept on file until active recruitment is under way. After consideration of a shareholder recommendation, the governance committee may dispose of the shareholder recommendation.
     In addition to the above committees, there is a pricing committee, appointed by the board of trustees, comprised of officers of the Trust and employees of Calamos Advisors.

     Effective June 29, 2006, the Trust changed its fiscal year end from March 31 to October 31. The following table identifies the number of meetings the board and each committee held during the seven months ended October 31, 2006 and the fiscal year ended March 31, 2006.

	NUMBER OF MEETINGS DURING	NUMBER OF MEETINGS DURING
	SEVEN MONTHS ENDED	FISCAL YEAR ENDED
	OCTOBER 31, 2006	MARCH 31, 2006
Board	2	6
Executive Committee	1	0
Audit Committee	2	7
Governance Committee	2	6
Dividend Committee	0	0
Valuation Committee*	0	0

*	The Valuation Committee was not formed until December 14, 2006.
     All of the trustees and committee members then serving attended at least 75% of the meetings of the board of trustees and applicable committees held during each such fiscal year except that Nick Calamos attended 67% of the meetings held during the fiscal year ended March 31, 2006.
TRUSTEE AND OFFICER COMPENSATION. Mr. John Calamos, the trustee who is an “interested person” of the Trust, does not receive compensation from the Trust. Although they are compensated, the non-interested trustees do not receive any pension or retirement benefits from the Trust. Mr. Mickey is the only Trust officer who receives compensation from the Trust. The following table sets forth the total compensation (including any amounts deferred, as described below) paid by the Trust during the periods indicated to each of the current trustees and officers compensated by the Trust.

	SEVEN MONTHS ENDED OCTOBER 31, 2006		FISCAL YEAR ENDED MARCH 31, 2006
	AGGREGATE	TOTAL COMPENSATION	AGGREGATE	TOTAL COMPENSATION
	COMPENSATION	FROM CALAMOS	COMPENSATION	FROM CALAMOS
NAME	FROM THE TRUST(1)	FUND COMPLEX(2)	FROM THE TRUST(1)	FUND COMPLEX(3)
John P. Calamos, Sr.	$0	$0	$0	$0
Joe F. Hanauer	38,218	49,000	81,181	110,500
Weston W. Marsh(1)	38,218	49,000	83,507	113,500
John E. Neal(1)	44,071	56,500	92,063	124,750
William R. Rybak	41,145	52,750	89,171	121,000
Stephen B. Timbers	53,825	69,000	110,370	148,500
David D. Tripple	38,218	49,000	21,321	27,500
Mark J. Mickey	68,020	87,500	77,242	100,000

(1)	Includes fees deferred during the relevant period pursuant to a deferred compensation plan. Deferred amounts are treated as though such amounts have been invested and reinvested in shares of one or more of the Funds selected by the trustee. As of October 31, 2006, the values of the deferred compensation accounts of each of Messrs. Marsh and Neal were $203,673 and $366,829, respectively. As of March 31, 2006, the values of those accounts were $157,930 and $315,890, respectively.

(2)	Consisting of 15 portfolios as of the end of the period indicated.

(3)	Consisting of 14 portfolios as of the end of the period indicated.
     Beginning on November 1, 2006, the compensation paid to the non-interested trustees of Calamos Funds for their services as such consists of an annual retainer fee in the amount of $80,000, with annual supplemental retainers of $40,000 to the lead independent trustee, $20,000 to the chair of the audit committee and $10,000 to the chair of any other committee. Each non-interested trustee receives a meeting attendance fee of $6,000 for any regular board meeting attended in person, $3,000 for any regular board meeting attended by telephone and $3,000 for any special board meeting or committee meeting attended in person or by telephone.

     Compensation paid to the non-interested trustees is allocated among the series of the Calamos Funds in accordance with a procedure determined from time to time by the board.
     The Trust has adopted a deferred compensation plan for non-interested trustees (the “Plan”). Under the Plan, a trustee who is not an “interested person” of Calamos Advisors and has elected to participate in the Plan (a “participating trustee”) may defer receipt of all or a portion of his compensation from the Trust in order to defer payment of income taxes or for other reasons. The deferred compensation payable to the participating trustee is credited to the trustee’s deferral account as of the business day such compensation otherwise would have been paid to the trustee. The value of a trustee’s deferred compensation account at any time is equal to what the value would be if the amounts credited to the account had instead been invested in Class I shares of one or more of the Funds as designated by the trustee. Thus, the value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. If a participating trustee retires, the trustee may elect to receive payments under the plan in a lump sum or in equal annual installments over a period of five years. If a participating trustee dies, any amount payable under the Plan will be paid to the trustee’s beneficiaries. Each Fund’s obligation to make payments under the Plan is a general obligation of that Fund. No Fund is liable for any other Fund’s obligations to make payments under the Plan.
     At December 31, 2006, each trustee beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the 1934 Act) shares of the respective Funds, and of all funds in the Fund Complex having values within the indicated dollar ranges.

	GROWTH FUND	BLUE CHIP FUND	VALUE FUND	INTERNATIONAL GROWTH FUND
John P. Calamos, Sr.	Over $100,000	Over $100,000	Over $100,000	Over $100,000
Joe F. Hanauer	Over $100,000	Over $100,000	None	Over $100,000
Weston W. Marsh	Over $100,000	Over $100,000	None	Over $100,000
John E. Neal	Over $100,000	None	None	None
William R. Rybak	$10,001 - $50,000	$10,001 - $50,000	$10,001 - $50,000	None
Stephen B. Timbers	Over $100,000	None	None	None
David D. Tripple	$10,001 - $50,000	$50,001 - $100,000	$50,001 - $100,000	$50,001 - $100,000

	GLOBAL GROWTH	GROWTH			MARKET
	AND INCOME FUND	AND INCOME FUND	HIGH YIELD FUND	CONVERTIBLE FUND	NEUTRAL INCOME FUND
John P. Calamos	Over $100,000	Over $100,000	Over $100,000	Over $100,000	None
Joe F. Hanauer	Over $100,000	Over $100,000	$50,001 - $100,000	None	$50,001 - $100,000
Weston W. Marsh	None	None	Over $100,000	Over $100,000	None
John E. Neal	None	None	None	None	Over $100,000
William R. Rybak	$10,001 - $50,000	$10,001 - $50,000	$10,001 - $50,000	$10,001 - $50,000	$10,001 - $50,000
Stephen B. Timbers	None	Over $100,000	Over $100,000	None	None
David D. Tripple	$50,001 - $100,000	$10,001 - $50,000	$50,001 - $100,000	$10,001 - $50,000	$50,001 - $100,000

AGGREGATE
			TOTAL	DOLLAR RANGE
		GLOBAL	RETURN	OF SHARES OF
	MULTI-FUND	EQUITY	BOND	ALL FUNDS IN THE
	BLEND	FUND*	FUND*	FUND COMPLEX
John P. Calamos	None	None	None	Over $100,000
Joe F. Hanauer	None	None	None	Over $100,000
Weston W. Marsh	None	None	None	Over $100,000
John E. Neal	None	None	None	Over $100,000
William R. Rybak	None	None	None	Over $100,000
Stephen B. Timbers	None	None	None	Over $100,000
David D. Tripple	None	None	None	Over $100,000

*	As of December 31, 2006, neither Global Equity Fund nor Total Return Bond Fund had commenced operation.
No trustee who is not an “interested person” of the Trust owns beneficially or of record, any security of Calamos Advisors, CFS, or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Calamos Advisors or CFS.

     CODE OF ETHICS. Employees of Calamos Advisors and Calamos Financial Services LLC (“CFS”), the Funds’ distributor, are permitted to make personal securities transactions, including transactions in securities that the Trust may purchase, sell or hold, subject to requirements and restrictions set forth in the Code of Ethics of the Trust, Calamos Advisors and CFS. The Code of Ethics adopted pursuant to Rule 17j-1 under the 1940 Act contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities of Calamos Advisors and CFS employees and the interests of investment advisory clients such as the Trust. Among other things, the Code of Ethics prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and statements and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.
     PROXY VOTING PROCEDURES. Each Fund has delegated proxy voting responsibilities to Calamos Advisors, subject to the board of trustees’ general oversight. Each Fund expects Calamos Advisors to vote proxies related to that Fund’s portfolio securities for which the Fund has voting authority consistent with the Fund’s best economic interests. Calamos Advisors has adopted its own Proxy Voting Policies and Procedures (the “Policies”). The Policies address, among other things, conflicts of interest that may arise between the Funds’ interests, and the interests of Calamos Advisors and its affiliates.
     The following is a summary of the Policies used by Calamos Advisors in voting proxies.
     To assist it in voting proxies, Calamos Advisors has established a committee comprised of members of its Portfolio Management and Research Departments. The committee and/or its members will vote proxies using the following guidelines.
     In general, if Calamos Advisors believes that a company’s management and board have interests sufficiently aligned with the Fund’s interest, Calamos Advisors will vote in favor of proposals recommended by the company’s board. More specifically, Calamos Advisors seeks to ensure that the board of directors of a company is sufficiently aligned with security holders’ interests and provides proper oversight of the company’s management. In many cases this may be best accomplished by having a majority of independent board members. Although Calamos Advisors will examine board member elections on a case-by-case basis, it will generally vote for the election of directors that would result in a board comprised of a majority of independent directors.
     Because of the enormous variety and complexity of transactions that are presented to shareholders, such as mergers, acquisitions, reincorporations, adoptions of anti-takeover measures (including adoption of a shareholder rights plan, requiring supermajority voting on particular issues, adoption of fair price provisions, issuance of blank check preferred stocks and the creation of a separate class of stock with unequal voting rights), changes to capital structures (including authorizing additional shares, repurchasing stock or approving a stock split), executive compensation and option plans, that occur in a variety of industries, companies and market cycles, it is extremely difficult to foresee exactly what would be in the best interests of a Fund in all circumstances. Moreover, voting on such proposals involves considerations unique to each transaction. Accordingly, Calamos Advisors will vote on a case-by-case basis on proposals presenting these transactions.
     Finally, Calamos Advisors has established procedures to help resolve conflicts of interests that might arise when voting proxies for the Funds. These procedures provide that the committee, along with Calamos Advisors’ Legal and Compliance Departments, will examine conflicts of interests with the Funds of which Calamos Advisors is aware and seek to resolve such conflicts in the Funds’ best interests, irrespective of any such conflict. If a member of the committee has a personal conflict of interest, that member will refrain from voting and the remainder of the committee will determine how to vote the proxy solely on the investment merits of any proposal. The committee will then memorialize the conflict and the procedures used to address the conflict.
     You may obtain a description of the Funds’ Proxy Voting Policies and procedures by calling (800) 582-6959, by visiting Calamos Advisors’ website at www.calamos.com, by writing Calamos Advisors at: Calamos Investments, Attn: Client Services, 2020 Calamos Court, Naperville, IL 60563, and on the SEC’s website at www.sec.gov.
     The Trust is required to file with the SEC its complete proxy voting record for the 12-month period ending June 30, by no later than August 31 of each year. The Trust’s proxy voting record for the most recent 12-month period ending June 30 is available by August 31 of each year (1) on the SEC’s website at www.sec.gov and (2) without charge, upon request, by calling 800-582-6959.

     DISCLOSURE OF PORTFOLIO HOLDINGS. The board of trustees, including a majority of the non-interested trustees, has adopted policies and procedures to govern the disclosure of portfolio security holdings. The board of trustees considered the circumstances under which portfolio security holdings may be disclosed to different categories of persons and how to address actual and potential conflicts of interests between the interests of the Funds’ shareholders, on the one hand, and those of Calamos Advisors and CFS, on the other. After giving due consideration to such matters and after exercising their fiduciary duties and reasonable business judgment, the board of trustees determined that the Funds have a legitimate business purpose for disclosing portfolio security holdings to the persons described in the policies and procedures, and that the policies and procedures are reasonably designed to ensure that disclosures of portfolio security holdings are not opposed to the best interests of shareholders and appropriately address the potential for material conflicts of interest.
     Calamos Advisors and CFS carry out the policies and procedures governing disclosure of portfolio security holdings, and as such have access to information regarding portfolio security holdings on a daily basis and may disclose that information to the Funds’ service providers and other third parties only in accordance with the policies and procedures adopted by the board of trustees.
Disclosure to the Public
A complete list of portfolio security holdings as of the last business day of the preceding fiscal quarter may be disclosed no earlier than 45 days and no later than 60 days after such quarter. In addition, a complete list of portfolio security holdings as of the last business day of the preceding calendar quarter may be disclosed no earlier than 30 days after such quarter. The information relating to both the preceding fiscal quarter and the preceding calendar quarter will be posted on www.calamos.com.
     A subset of each Fund’s portfolio security holdings, such as a top ten list or representative holdings, as of the last business day of the preceding month may be disclosed no earlier than 10 days after such month end. This information will be posted on www.calamos.com pursuant to the procedures.
Non-Public Disclosure
Disclosure to Rating and Ranking Agencies. A complete list of portfolio security holdings as of the last business day of the preceding calendar quarter may be disclosed to rating or ranking agencies, such as S&P, Moody’s, Morningstar, Inc. (“Morningstar”) and Lipper, Inc. (“Lipper”), no earlier than 30 days after the end of such quarter. Any non-public disclosure to rating or ranking agencies shall be made subject to a duty of confidentiality, including a duty not to trade on non-public information. As of May 31, 2007, the following rating or ranking agencies are provided portfolio security holdings information in connection with the above procedures: S&P, Morningstar, Lipper, Bloomberg LP, Thompson Financial Group, LLC, Vickers Stock Research Corporation, and CapitalBridge, Inc.
Disclosure to Third Parties. Portfolio security holdings may be disclosed more frequently than described above to third parties, with little or no lag time, when a Fund has a legitimate business purpose for doing so. The frequency and lag time of such disclosure is based upon each party’s need for the information. Third parties include, but are not limited to, each Fund’s investment adviser, principal underwriter, custodian, transfer agent, administrator, fund accounting agent, financial accounting agent, independent auditors, attorneys or such other selected third parties. As of May 31, 2007, the following parties receive non-public portfolio security holdings disclosure: Calamos Advisors, CFS, State Street Bank & Trust Company, The Bank of New York Company, Inc., US Bancorp Fund Services LLC, Deloitte & Touche LLP, Wall Street Concepts, Inc., and Bell, Boyd & Lloyd LLP. The third parties have a duty to keep the Funds’ non-public information confidential either through written contractual arrangements with the Funds or Calamos Advisors, or by the nature of their fiduciary duty with respect to the Funds, which includes a duty of confidentiality and a duty to refrain from trading on non-public information.
The Funds may be harmed if the service providers breach any non-contractual duty to keep the Funds’ non-public information confidential as the Funds may have no contractual remedies or recourse against such breaching parties.
In certain circumstances, Calamos Advisors may disclose portfolio security holdings information on an accelerated basis (prior to disclosure of the information to the public) and outside of an ongoing arrangement, with the authorization of Calamos Advisors’ General Counsel or the Trust’s Chief Compliance Officer, when a legitimate business purpose exists for disclosing such information. For example, from time to time Calamos Advisors may receive requests for proposals (RFPs) from consultants or potential clients that request information about a Fund’s holdings prior to disclosure of the information to the public. As long as such requests are on a one-time basis, and do not result in continued receipt of data, such information may be provided in the RFP as of the most recent month end regardless of lag time. Such information will be provided with a confidentiality legend and only in cases where Calamos Advisors has reason to believe that the data will be used only for legitimate business purposes and not for trading.

In addition, the Funds, Calamos Advisors, CFS and the Funds’ administrator and custodian may, for legitimate business purposes within the scope of their duties and responsibilities, disclose portfolio security holdings (whether a complete list of portfolio security holdings or a subset thereof) and other positions comprising the Funds’ assets to one or more broker-dealers or foreign custodians during the course of, or in connection with, normal day-to-day securities and derivative transactions with or through such broker-dealers or foreign custodians, subject to such broker-dealer’s obligation and/or foreign custodian’s fiduciary duty not to disclose or use material, non-public information concerning the Funds’ portfolio security holdings without the consent of the Funds or their agents. Any such disclosure must be approved in writing by Calamos Advisors’ General Counsel or, in his absence, the Trust’s Chief Compliance Officer.
Disclosures required by Applicable Law. The Funds, Calamos Advisors and CFS may disclose portfolio security holdings information of the Funds as may be required by applicable law, rule, regulation or court order. Any officer of the Funds, Calamos Advisors or CFS is authorized to disclose portfolio security holdings pursuant to these policies and procedures.
As part of the Funds’ compliance program under Rule 38a-1 under the 1940 Act, the Trust’s Chief Compliance Officer periodically will review or cause to be reviewed portfolio security holding disclosures in order to seek compliance with these policies and procedures. The board of trustees will oversee disclosures through the reporting of the Chief Compliance Officer.
The Funds, Calamos Advisors and CFS do not receive compensation or other consideration for the disclosure of portfolio security holdings.
INVESTMENT ADVISORY SERVICES
     Investment management and certain other services are provided to the Trust by Calamos Advisors pursuant to a Management Agreement (the “Management Agreement”) dated August 1, 2000. Calamos Advisors also furnishes office space, equipment and management personnel to the Trust. For more information, see the prospectus under “Who manages the Funds?”
     Each Fund, except Multi-Fund Blend, pays Calamos Advisors a fee based on its average daily net assets that is accrued daily and paid on a monthly basis. Growth Fund pays a fee on its average daily net assets at the annual rate of 1.00% on the first $500 million, 0.90% on the next $500 million, 0.80% on the next $5 billion (over $1 billion to $6 billion), 0.78% on the next $5 billion (over $6 billion to $11 billion), 0.76% on the next $5 billion (over $11 billion to $16 billion), 0.74% on the next $5 billion (over $16 billion to $21 billion), 0.72% on the next $5 billion (over $21 billion to $26 billion) and 0.70% on average daily net assets in excess of $26 billion. Each of Growth and Income Fund, Convertible Fund, Market Neutral Income Fund and High Yield Fund pays a fee on its average daily net assets is at the annual rate of 0.75% on the first $500 million, 0.70% on the next $500 million, and 0.65% on average daily net assets in excess of $1 billion.
     Each of Global Growth and Income Fund, Blue Chip Fund and Value Fund pays a fee on its average daily net assets at the annual rate of 1.00% on the first $500 million, 0.95% on the next $500 million, 0.90% on the next $5 billion (over $1 billion to $6 billion), 0.88% on the next $5 billion (over $6 billion to $11 billion), 0.86% on the next $5 billion (over $11 billion to $16 billion), 0.84% on the next $5 billion (over $16 billion to $21 billion), 0.82% on the next $5 billion (over $21 billion to $26 billion), and 0.80% on average daily net assets in excess of $26 billion.
     Total Return Bond Fund pays a fee on its average daily net assets at the annual rate of 0.55% on the first $500 million, 0.53% on the next $500 million, 0.51% on the next $5 billion (over $1 billion to $6 billion), 0.49% on the next $5 billion (over $6 billion to $11 billion), 0.48% on the next $5 billion (over $11 billion to $16 billion), 0.47% on the next $5 billion (over $16 billion to $21 billion), 0.46% on the next $5 billion (over $21 billion to $26 billion), and 0.45% on average daily net assets in excess of $26 billion.
     Each of International Growth Fund and Global Equity Fund pays a base fee, subject to possible adjustment based on the Fund’s performance, as described in the prospectuses for those Funds. The base fee is at the annual rate of 1.00% on the first $500 million, 0.95% on the next $500 million, 0.90% on the next $5 billion (over $1 billion to $6 billion), 0.88% on the next $5 billion (over $6 billion to $11 billion), 0.86% on the next $5 billion (over $11 billion to $16 billion), 0.84% on the next $5 billion (over $16 billion to $21 billion), 0.82% on the next $5 billion (over $21 billion to $26 billion), and 0.80% on average daily net assets in excess of $26 billion. For International Growth Fund, the performance adjustment equally increases or decreases the fee, on a monthly basis, by 1/12 of 0.03% of the Fund’s average daily net assets over the performance measurement period for each full 1% increment amount by which the Fund outperforms or underperforms the MSCI EAFE Growth Index (the “Growth Index”) over the performance measurement period on an annualized basis, respectively. For Global Equity Fund, the performance adjustment equally increases or decreases the fee, on a monthly basis, by 1/12 of 0.03% of the Fund’s average daily net assets over the performance measurement period for each full 1% increment amount by which the Fund outperforms or underperforms the MSCI World Index (the “World Index”) over the performance measurement period on an annualized basis, respectively.
     If the board of trustees determines that another index is appropriate for International Growth Fund or Global Equity Fund, it may designate a successor index to be substituted, subject to approval by shareholders.
     The performance measurement period for International Growth Fund began at the start of the first full month of operation (April 1, 2005) and will eventually include the trailing 36 months. Prior to March 1, 2006, only the base fee was payable, and there was no performance adjustment. Commencing in March 2006, the base fee was subject to adjustment based on the performance of the Fund’s Class A shares relative to that of the Growth Index over the 12 calendar months ended March 31, 2006. For each succeeding month through March 2008 the period over which the performance measurement period will increase by one month, and thereafter the performance measurement period will be the trailing 36 months. The performance measurement period for Global Equity Fund will commence at the beginning of its first full month of operation and will eventually include 36 months. Starting with the twelfth month, the performance adjustment takes effect. For each month subsequent to the twelfth month, a new month is added to the performance measurement period until the performance measurement period includes 36 months. Thereafter, the performance measurement period consists of the most recent month plus the previous 35 months.
     The performance comparison is made at the end of each month. The maximum annualized performance adjustment rate for each of International Growth Fund and Global Equity Fund is +/-0.30% of such Fund’s average daily net assets over the performance measurement period. The performance adjustment rate is divided by 12 and multiplied by the Fund’s average daily net assets over the performance measurement period, and the resulting dollar amount is then added to or subtracted from the base fee. Calamos Advisors may receive a positive performance adjustment even if the Fund has a negative return over a performance measurement period if it otherwise outperforms its respective Index during that period.
     The investment performance of each of International Growth Fund and Global Equity Fund will be the sum of: (1) the change in such Fund’s net asset value (“NAV”) per Class A share during the performance measurement period; plus (2) the value of such Fund’s cash distributions per share accumulated to the end of the performance measurement period; plus (3) the value of capital gains taxes per share paid or payable on undistributed realized long-term capital gains accumulated to the end of the performance measurement period; expressed as a percentage of such Fund’s NAV per Class A share at the beginning of the performance measurement period. For this purpose, the value of distributions per share of realized capital gains, of dividends per share paid from investment income and of capital gains taxes per share paid or payable on undistributed realized long-term capital gains shall be treated as reinvested in shares of the Fund at the NAV in effect at the close of business on the record date for the payment of such distributions and dividends and the date on which provision is made for such taxes, after giving effect to such distributions, dividends and taxes.
     The investment record of each Index will be the sum of: (1) the change in the level of the Index during the performance measurement period; plus (2) the value, computed consistently with the Index, of cash distributions made by companies whose securities comprise the Index accumulated to the end of the performance management period; expressed as a percentage of the Index level at the beginning of the performance measurement period. For this purpose, cash distributions on the securities which comprise the Index shall be treated as reinvested in the index at least as frequently as the end of each calendar quarter following the payment of the dividend.
     Multi-Fund Blend does not directly pay Calamos Advisors a fee pursuant to the Management Agreement, in recognition of the fact that under the Management Agreement, each underlying fund pays Calamos Advisors a fee. Multi-Fund Blend indirectly bears the management fee (and other expenses) of the underlying Funds in which it invests.
     Calamos Advisors is an indirect subsidiary of Calamos Asset Management, Inc., whose voting shares are majority-owned by Calamos Family Partners, Inc., which is controlled by John P. Calamos, Sr. and the Calamos family.
     During the periods shown below, each of the Funds paid total advisory fees and was reimbursed by Calamos Advisors for expenses in excess of applicable expense limitations as follows:

	SEVEN
	MONTHS
	ENDED	YEAR ENDED	YEAR ENDED	YEAR ENDED
	10/31/06	3/31/06	3/31/05	3/31/04
DESCRIPTION OF FUND
Growth Fund
Advisory fee	$84,606,120	$133,121,436	$90,988,486	$43,944,860
Waiver or reimbursement	—	—	—	—

Net fee	84,606,120	133,121,436	90,988,486	43,944,860
Blue Chip Fund
Advisory fee	801,004	1,179,346	690,423	69,217
Waiver or reimbursement	—	—	—	(56,256)

Net fee	801,004	1,179,346	690,423	12,961
Value Fund
Advisory fee	719,520	1,155,286	879,746	282,743
Waiver or reimbursement	—	—	—	(75,565)

Net Fee	719,520	1,155,286	879,746	207,178
International Growth Fund(1)
Advisory fee	1,589,698	1,227,929	20,784	N/A
Performance fee	87,323	28,560	—	N/A
Waiver or reimbursement	—	—	(26,537)	N/A

Net fee	1,677,021	1,256,489	0	N/A
Global Growth and Income Fund
Advisory fee	4,342,249	4,368,837	2,488,185	862,957
Waiver or reimbursement	—	—	—	—

Net fee	4,342,249	4,368,837	2,488,185	862,957
Growth and Income Fund Advisory fee	24,631,981	36,194,328	28,774,073	17,157,408
Waiver or reimbursement	—	—	—	—

Net fee	24,631,981	36,194,328	28,774,073	17,157,408
High Yield Fund
Advisory fee	1,056,263	1,616,412	1,544,821	1,186,299
Waiver or reimbursement	—	—	—	—

Net fee	1,056,263	1,616,412	1,544,821	1,186,299
Convertible Fund
Advisory fee	3,738,111	7,450,743	9,049,302	9,830,619
Waiver or reimbursement	—	—	—	—

Net fee	3,738,111	7,450,743	9,049,302	9,830,619
Market Neutral Income Fund
Advisory fee	2,927,918	2,704,181	4,430,137	5,339,750
Waiver or reimbursement	—	—	—	—

Net fee	2,927,918	2,704,181	4,430,137	5,339,750
Multi-Fund Blend(2)	N/A	N/A	N/A	N/A
Global Equity Fund(3)	N/A	N/A	N/A	N/A
Total Return Bond Fund(3)	N/A	N/A	N/A	N/A

(1)	International Growth Fund commenced operation on March 16, 2005. For the year ended March 31, 2005, Calamos Advisors reimbursed other operating expenses of International Growth Fund in the amount of $5,753.

(2)	Multi-Fund Blend does not pay an advisory fee.

(3)	As of October 31, 2006, neither Global Equity Fund nor Total Return Bond Fund had commenced operation.
     The use of the name “Calamos” in the name of the Trust and in the names of the Funds are pursuant to licenses granted by Calamos Advisors, and the Trust has agreed to change the names to remove those references if Calamos Advisors ceases to act as investment adviser to the Funds.

EXPENSES
     Subject to the expense limitations described below, the Funds pay all their own operating expenses that are not specifically assumed by Calamos Advisors, including (i) fees of Calamos Advisors; (ii) interest, taxes and any governmental filing fees; (iii) compensation and expenses of the trustees, other than those who are interested persons of the Trust, Calamos Advisors or CFS; (iv) legal, audit, custodial and transfer agency fees and expenses; (v) fees and expenses related to the Funds’ organization and registration and qualification of the Funds and their shares under federal and state securities laws; (vi) expenses of printing and mailing reports, notices and proxy material to shareholders, and expenses incidental to meetings of shareholders; (vii) expenses of preparing prospectuses and of printing and distributing them to existing shareholders; (viii) insurance premiums; (ix) litigation and indemnification expenses and other extraordinary expenses not incurred in the normal course of the business of the Trust; (x) distribution expenses pursuant to the Funds’ Distribution Plans; and (xi) brokerage commissions and other transaction-related costs.
     Calamos Advisors has contractually undertaken to limit the annual operating expenses of each class of shares of each Fund other than Multi-Fund Blend through February 29, 2008, and the other expenses of each class of shares of Multi-Fund Blend through February 29, 2008, in excess of certain limits. For purposes of this agreement, operating expenses do not include dividends on short positions.
     Each Fund may invest a portion of its assets in Calamos Government Money Market Fund (“GMMF”). Calamos Advisors has contractually agreed to waive through February 28, 2009 a portion of its advisory fee charged to a Fund (other than Multi-Fund Blend) that invests in GMMF in an amount equal to the advisory fee payable by GMMF to Calamos Advisors that is attributable to the Fund’s investment in GMMF, based on average daily net assets. This contractual obligation does not apply to Multi-Fund Blend because Calamos Advisors does not charge an investment advisory fee for managing that Fund.
TEAM APPROACH TO MANAGEMENT
     CALAMOS ADVISORS employs a team approach to portfolio management, with teams comprised generally of the Co-Chief Investment Officers (the “Co-CIOs”), senior strategy analysts, intermediate analysts and junior analysts. The Co-CIOs, directors and senior strategy analysts are supported by and lead a team of investment professionals whose valuable contributions create a synergy of expertise that can be applied across many different investment strategies. John P. Calamos, Sr., Co-CIO of CALAMOS ADVISORS, generally focuses on the top-down approach of diversification by industry sector and macro-level investment themes. Nick P. Calamos, Co-CIO of CALAMOS ADVISORS, also focuses on the top-down approach of diversification by industry sector and macro-level investment themes and, in addition, focuses on the bottom-up approach and corresponding research and analysis. John P. Calamos, Jr., John Hillenbrand, Steve Klouda, Jeff Scudieri and Jon Vacko are each senior strategy analysts, and Matthew Toms is Director of Fixed Income. The Co-CIOs, directors and senior strategy analysts are referred to collectively as “Team Leaders.”
     The Team Leaders also have responsibility for the day-to-day management of accounts other than the Funds. Information regarding these other accounts for the periods indicated is set forth below.

	NUMBER OF OTHER ACCOUNTS MANAGED AND
	ASSETS BY ACCOUNT TYPE AS OF OCTOBER 31, 2006*
	REGISTERED		OTHER POOLED
	INVESTMENT		INVESTMENT		OTHER
	COMPANIES		VEHICLES		ACCOUNTS
TEAM LEADER	ACCOUNTS	ASSETS	ACCOUNTS	ASSETS	ACCOUNTS	ASSETS
John P. Calamos, Sr.	19	$34,265,733,500	3	$157,150,982	24,107	$11,411,070,978
Nick P. Calamos	19	34,265,733,500	3	157,150,982	24,107	11,411,070,978
John P. Calamos, Jr.	19	34,265,733,500	3	157,150,982	24,107	11,411,070,978
John Hillenbrand	18	33,391,823,326	2	144,807,710	24,107	11,411,070,978
Steve Klouda	18	33,391,823,326	2	144,807,710	24,107	11,411,070,978
Jeff Scudieri	18	33,391,823,326	2	144,807,710	24,107	11,411,070,978
Matthew Toms**	1	543,790,015	0	0	0	0
Jon Vacko	18	33,391,823,326	2	144,807,710	24,107	11,411,070,978

*	Each Team Leader may invest for his own benefit in securities held in brokerage and mutual fund accounts. The information shown in the table does not include information about those accounts where the Team Leader or members of his family have a beneficial or pecuniary interest because no advisory relationship exists with Calamos Advisors or any of its affiliates.

**	Information for Matthew Toms is presented as of May 31, 2007.

	NUMBER OF ACCOUNTS AND ASSETS FOR WHICH ADVISORY
	FEE IS PERFORMANCE BASED AS OF OCTOBER 31, 2006*
	REGISTERED		OTHER POOLED
	INVESTMENT		INVESTMENT		OTHER
	COMPANIES		VEHICLES		ACCOUNTS
TEAM LEADER	ACCOUNTS	ASSETS	ACCOUNTS	ASSETS	ACCOUNTS	ASSETS
John P. Calamos, Sr.	1	$298,895,958	2	$95,215,600	1	$9,326,764
Nick P. Calamos	1	298,895,958	2	95,215,600	1	9,326,764
John P. Calamos, Jr.	1	298,895,958	2	95,215,600	1	9,326,764
John Hillenbrand	1	298,895,958	1	82,872,327	1	9,326,764
Steve Klouda	1	298,895,958	1	82,872,327	1	9,326,764
Jeff Scudieri	1	298,895,958	1	82,872,327	1	9,326,764
Matthew Toms**	0	0	0	0	0	0
Jon Vacko	1	298,895,958	1	82,872,327	1	9,326,764

*	Each Team Leader may invest for his own benefit in securities held in brokerage and mutual fund accounts. The information shown in the table does not include information about those accounts where the Team Leader or members of his family have a beneficial or pecuniary interest because no advisory relationship exists with Calamos Advisors or any of its affiliates.

**	Information for Matthew Toms is presented as of May 31, 2007.
     The Funds’ Team Leaders are responsible for managing both the Funds and other accounts, including separate accounts and unregistered funds.
     Other than potential conflicts between investment strategies, the side-by-side management of both the Funds and other accounts may raise potential conflicts of interest due to the interest held by Calamos Advisors in an account and certain trading practices used by the portfolio managers (e.g., cross trades between a Fund and another account and allocation of aggregated trades). Calamos Advisors has developed policies and procedures reasonably designed to mitigate those conflicts. For example, Calamos Advisors will only place cross-trades in securities held by the Funds in accordance with the rules promulgated under the 1940 Act and has adopted policies designed to ensure the fair allocation of securities purchased on an aggregated basis. The allocation methodology employed by Calamos Advisors varies depending on the type of securities sought to be bought or sold and the type of client or group of clients. Generally, however, orders are placed first for those clients that have given Calamos Advisors brokerage discretion (including the ability to step out a portion of trades), and then to clients that have directed Calamos Advisors to execute trades through a specific broker. However, if the directed broker allows Calamos Advisors to execute with other brokerage firms, which then book the transaction directly with the directed broker, the order will be placed as if the client had given Calamos Advisors full brokerage discretion. Calamos Advisors and its affiliates frequently use a “rotational” method of placing and aggregating client orders and will build and fill a position for a designated client or group of clients before placing orders for other clients.
     A client account may not receive an allocation of an order if: (a) the client would receive an unmarketable amount of securities based on account size; (b) the client has precluded Calamos Advisors from using a particular broker; (c) the cash balance in the client account will be insufficient to pay for the securities allocated to it at settlement; (d) current portfolio attributes make an allocation inappropriate; and (e) account specific guidelines, objectives and other account specific factors make an allocation inappropriate. Allocation methodology may be modified when strict adherence to the usual allocation is impractical or leads to inefficient or undesirable results. Calamos Advisors’ head trader must approve each instance that the usual allocation methodology is not followed and provide a reasonable basis for such instances and all modifications must be reported in writing to the Director of Compliance on a monthly basis.
     Investment opportunities for which there is limited availability generally are allocated among participating client accounts pursuant to an objective methodology (i.e., either on a pro rata basis or using a rotational method, as described above). However, in some instances, Calamos Advisors may consider subjective elements in attempting to allocate a trade, in which case a Fund may not participate, or may participate to a lesser degree than other clients, in the allocation of an investment opportunity. In considering subjective criteria when allocating trades, Calamos Advisors is bound by its fiduciary duty to its clients to treat all client accounts fairly and equitably.

     The Team Leaders advise certain accounts under a performance fee arrangement. A performance fee arrangement may create an incentive for a Team Leader to make investments that are riskier or more speculative than would be the case in the absence of performance fees. A performance fee arrangement may result in increased compensation to the Team Leaders from such accounts due to unrealized appreciation as well as realized gains in the client’s account.
     As of October 31, 2006, Team Leaders John P. Calamos, Sr., Nick P. Calamos and John P. Calamos, Jr. receive all of their compensation from Calamos Advisors. Each has entered into employment agreements that provide for compensation in the form of an annual base salary and a discretionary target bonus, each payable in cash. Their discretionary target bonus is set at a percentage of the respective base salary, ranging from 300% to 600%, with a maximum annual bonus opportunity of 150% of the target bonus. Also, due to the ownership and executive management positions with Calamos Advisors and its parent company, additional multiple corporate objectives are utilized to determine the discretionary target bonus for John P. Calamos, Sr., Nick P. Calamos and John P. Calamos, Jr. For 2006, the additional corporate objectives were: marketing effectiveness, as measured by year-end assets under management, redemption rates, and growth in assets under management as compared to the industry peer group; portfolio performance, as measured by risk-adjusted performance of the investment strategies managed by the company over a blended short- and long-term measurement period; revenue growth, measured by total investment management fees and growth in investment management fee revenues compared to the industry peer group percentages; operating leverage, as measured by operating margin relative to the industry peer group; and stockholder return relative to the industry peer group. Stockholder return is measured by the sum of (i) the difference between the closing stock price at the end and beginning of the year and (ii) dividends paid during the year; divided by the closing stock price at the beginning of the year.
     As of October 31, 2006, John Hillenbrand, Steve Klouda, Jeff Scudieri and Jon Vacko, and, as of May 31, 2007, Matthew Toms, receive all of their compensation from Calamos Advisors. They each receive compensation in the form of an annual base salary and a discretionary target bonus, each payable in cash. Their discretionary target bonus is set at a percentage of the respective base salary.
     The amounts paid to all Team Leaders and the criteria utilized to determine the amounts are benchmarked against industry specific data provided by third party analytical agencies. The Team Leaders’ compensation structure does not differentiate between the Funds and other accounts managed by the Team Leaders, and is determined on an overall basis, taking into consideration the performance of the various strategies managed by the Team Leaders. Portfolio performance, as measured by risk-adjusted portfolio performance, is utilized to determine the discretionary target bonus, as well as overall performance of Calamos Advisors.
     All Team Leaders are eligible to receive annual equity awards under a long term incentive compensation program. With respect to John P. Calamos, Sr., Nick P. Calamos and John P. Calamos, Jr., the target annual equity awards are set at a percentage of base salary. With respect to John Hillenbrand, Steve Klouda, Jeff Scudieri, Matthew Toms and Jon Vacko, the target annual equity awards are each set at a percentage of the respective base salaries.
     Historically, the annual equity awards granted under the long-term incentive compensation program have been comprised of stock options and restricted stock units. The stock options and restricted stock units issued to date have vested annually in one-third installments beginning in the fourth year after the grant date and each award has been subject to accelerated vesting under certain conditions. Unless terminated early, the stock options have a ten-year term.
     At October 31, 2006, each Team Leader beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the 1934 Act) shares of the respective Funds having values within the indicated dollar ranges.

GLOBAL GROWTH AND
	GROWTH FUND	BLUE CHIP FUND	VALUE FUND	INCOME FUND
John P. Calamos, Sr.	Over $1,000,000	Over $1,000,000	Over $1,000,000	Over $1,000,000
Nick P. Calamos	Over $1,000,000	Over $1,000,000	Over $1,000,000	Over $1,000,000
John P. Calamos, Jr.	Over $1,000,000	Over $1,000,000	$500,001 to $1,000,000	Over $1,000,000
John Hillenbrand	$10,001 to $50,000	None	$10,001 to $50,000	$10,001 to $50,000
Steve Klouda	$100,001 to $500,000	$100,001 to $500,000	$100,001 to $500,000	$10,001 to $50,000
Jeff Scudieri	$100,001 to $500,000	$50,001 to $100,000	$100,001 to $500,000	$100,001 to $500,000
Matthew Toms**	None	None	None	$1 to $10,000
Jon Vacko	$100,001 to $500,000	$50,001 to $100,000	$50,001 to $100,000	$10,001 to $50,000

	GROWTH AND INCOME	INTERNATIONAL GROWTH
	FUND	FUND	HIGH YIELD FUND	CONVERTIBLE FUND
John P. Calamos, Sr.	Over $1,000,000	Over $1,000,000	Over $1,000,000	Over $1,000,000
Nick P. Calamos	Over $1,000,000	$10,001 to $50,000	Over $1,000,000	$100,001 to $500,000
John P. Calamos, Jr.	Over $1,000,000	$100,001 to $500,000	$100,001 to $500,000	$100,001 to $500,000
John Hillenbrand	$10,001 to $50,000	None	$10,001 to $50,000	None
Steve Klouda	$100,001 to $500,000	$10,001 to $50,000	None	None
Jeff Scudieri	$100,001 to $500,000	$50,001 to $100,000	$10,001 to $50,000	None
Matthew Toms**	None	$1 to $10,000	None	$1 to $10,000
Jon Vacko	$50,001 to $100,000	$50,001 to $100,000	$10,001 to $50,000	None

MARKET NEUTRAL
	INCOME FUND	MULTI-FUND BLEND	GLOBAL EQUITY FUND*	TOTAL RETURN BOND FUND*
John P. Calamos, Sr.	None	None	N/A	N/A
Nick P. Calamos	None	None	N/A	N/A
John P. Calamos, Jr.	$100,001 to $500,000	None	N/A	N/A
John Hillenbrand	$10,001 to $50,000	None	N/A	N/A
Steve Klouda	None	None	N/A	N/A
Jeff Scudieri	$10,001 to $50,000	None	N/A	N/A
Matthew Toms**	$1 to $10,000	None	None	N/A
Jon Vacko	None	None	N/A	N/A

*	As of October 31, 2006, neither Global Equity Fund nor Total Return Bond Fund had commenced operation.

**	Information for Matthew Toms is presented as of May 31, 2007.
DISTRIBUTION PLAN
     The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”), whereby Class A shares, Class B shares, Class C shares and Class R shares of each Fund pay to CFS service and distribution fees as described in the prospectus. No distribution or service fees are paid with respect to Class I shares. CFS may use the amount of such fees to defray the costs of commissions and service fees paid to broker-dealers and other financial intermediaries whose customers invest in shares of the Funds and for other purposes.
     The Trust’s board of trustees has determined that the Plan could be a significant factor in the growth and retention of Fund assets, resulting in a more advantageous expense ratio and increased investment flexibility, which could benefit each class of Fund shareholders. A cash flow from sales of shares may enable a Fund to meet shareholder redemptions without having to liquidate portfolio securities and to take advantage of buying opportunities without having to make unwarranted liquidations of portfolio securities. The board also considered that continuing growth in the Funds’ size would be in the shareholders’ best interests because increased size would allow the Funds to realize certain economies of scale in their operations and would likely reduce the proportionate share of expenses borne by each shareholder. Even in the case of a Fund that is closed to new investors, the payment of ongoing compensation to a financial intermediary for providing services to its customers based on the value of their Fund shares is likely to provide the shareholders with valuable services and to benefit the Fund by promoting shareholder retention and reduced redemptions. The board of trustees therefore determined that it would benefit the Fund to have monies available for the direct distribution and service activities of CFS, as the Funds’ distributor, in promoting the continuous sale of the Funds’ shares. The board of trustees, including the non-interested trustees, concluded, in the exercise of their reasonable business judgment and in light of their fiduciary duties, that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders.
     The Plan has been approved by the board of trustees, including all of the trustees who are non-interested persons as defined in the 1940 Act. The substance of the Plan has also been approved by the vote of a majority of the outstanding shares of each Fund. The Plan must be reviewed annually by the board of trustees and may be continued from year to year by vote of the board, including a majority of the trustees who are non-interested persons of the Funds and who have no direct or indirect financial interest in the Plan’s operation (“non-interested trustees”), cast in person at a meeting called for that purpose. It is also required that the selection and nomination of non-interested trustees be done by non-interested trustees. The Plan may be terminated at any time, without any penalty, by such trustees, by any act that terminates the distribution agreement between the Trust and CFS, or, as to the Fund, by vote of a majority of the Fund’s outstanding shares.

     The Plan may not be amended as to any class of shares of any Fund to increase materially the amount spent for distribution or service expenses or in any other material way without approval by a majority of the outstanding shares of the affected class, and all such material amendments to the Plan must also be approved by the non-interested trustees, in person, at a meeting called for the purpose of voting on any such amendment.
     CFS is required to report in writing to the board of trustees at least quarterly on the amounts and purpose of any payments made under the Plan and any distribution or service agreement, as well as to furnish the board with such other information as may reasonably be requested to enable the board to make an informed determination of whether the Plan should be continued.
     During the seven months ended October 31, 2006, payments to CFS and broker-dealers pursuant to the Plan were made in the following amounts:

		BLUE		INTERNATIONAL	GLOBAL	GROWTH AND
	GROWTH	CHIP	VALUE	GROWTH	GROWTH AND	INCOME
	FUND	FUND	FUND	FUND	INCOME FUND	FUND
CFS
Class A	19,182,702	142,726	137,755	217,967	607,337	4,972,516
Class B	7,664,509	45,628	53,993	94,758	326,000	4,226,680
Class C	22,536,713	78,855	86,497	298,590	1,427,548	12,272,544
Class R+	N/A	N/A	N/A	N/A	N/A	N/A
BROKER-DEALERS
Class A	18,224,329.56	141,181.28	136,344.50	214,585.54	588,579.71	4,876,516.50
Class B	1,909,748.80	11,324.98	13,048.15	23,346.24	81,142.77	1,054,909.04
Class C	17,391,539.21	66,863.76	68,288.63	59,123.19	841,145.19	9,633,527.17
Class R+	N/A	N/A	N/A	N/A	N/A	N/A

			MARKET	MULTI-	GLOBAL	TOTAL RETURN
	HIGH YIELD	CONVERTIBLE	NEUTRAL	FUND	EQUITY	BOND
	FUND	FUND	INCOME FUND	BLEND*	FUND**	FUND**
CFS
Class A	213,312	541,083	558,378	1,399	N/A	N/A
Class B	185,258	937,874	245,790	1,183	N/A	N/A
Class C	356,756	1,890,094	1,444,374	2,486	N/A	N/A
Class R+	N/A	N/A	N/A	N/A	N/A	N/A
BROKER-DEALERS
Class A	208,291.03	498,075.07	552,725.61	1,276.50	N/A	N/A
Class B	46,171.06	234,373.65	61,049.38	257.94	N/A	N/A
Class C	301,238.30	1,886,602.43	516,225.25	692.65	N/A	N/A
Class R+	N/A	N/A	N/A	N/A	N/A	N/A

+	Class R shares were first offered on March 1, 2007.

*	Multi-Fund Blend commenced operation on June 28, 2006.

**	As of October 31, 2006, neither Global Equity Fund nor Total Return Bond Fund had commenced operation.
     During the fiscal year ended March 31, 2006, payments to CFS and broker-dealers pursuant to the Plan were made in the following amounts:

		BLUE		INTERNATIONAL	GLOBAL	GROWTH AND
	GROWTH	CHIP	VALUE	GROWTH	GROWTH AND	INCOME
	FUND	FUND	FUND	FUND	INCOME FUND	FUND
CFS
Class A	$29,959,263	$216,746	$222,144	$233,087	$624,056	$7,123,592
Class B	12,474,110	84,458	89,077	43,923	343,323	6,793,225
Class C	35,156,874	138,094	140,456	109,077	1,401,962	18,065,732
Class R+	N/A	N/A	N/A	N/A	N/A	N/A
BROKER-DEALERS
Class A	28,291,682.05	186,101.88	178,557.34	132,155.99	574,527.11	6,944,957.03
Class B	3,097,484.48	20,546.09	21,538.46	10,508.91	85,001.78	1,693,829.98
Class C	23,435,623.26	78,798.84	93,951.89	16,001.01	913,336.80	13,588,208.61
Class R+	N/A	N/A	N/A	N/A	N/A	N/A

			MARKET	MULTI-	GLOBAL	TOTAL RETURN
	HIGH YIELD	CONVERTIBLE	NEUTRAL	FUND	EQUITY	BOND
	FUND	FUND	INCOME FUND	BLEND*	FUND*	FUND*
CFS
Class A	$284,754	$1,104,528	$491,252	N/A	N/A	N/A
Class B	318,494	1,824,771	344,163	N/A	N/A	N/A
Class C	679,496	3,753,485	1,066,195	N/A	N/A	N/A
Class R+	N/A	N/A	N/A	N/A	N/A	N/A
BROKER-DEALERS
Class A	260,546.19	1,026,376.22	480,340.00	N/A	N/A	N/A
Class B	79,487.12	574,445.10	85,831.55	N/A	N/A	N/A
Class C	504,176.61	3,745,826.40	975,958.55	N/A	N/A	N/A
Class R+	N/A	N/A	N/A	N/A	N/A	N/A

+	Class R shares were first offered on March 1, 2007.

*	As of March 31, 2006, none of Multi-Fund Blend, Global Equity Fund or Total Return Bond Fund had commenced operation.
     During the seven months ended October 31, 2006, payments were made under the Plan on behalf of the indicated Funds for expenses associated with advertising, printing and mailing of prospectuses to prospective shareholders, and sales personnel compensation as follows:

					GLOBAL
				INT’L	GROWTH	GROWTH AND
	GROWTH	BLUE CHIP	VALUE	GROWTH	AND INCOME	INCOME
	FUND	FUND	FUND	FUND	FUND	FUND
Class A
Costs Associated with Printed Materials	99,908.25	599.43	770.52	1,533.86	3,560.62	28,666.19
Sales and Marketing Expenses (including compensation expense)	2,081,317.51	14,317.20	11,129.10	42,603.99	120,941.91	669,748.95

Total	2,181,225.77	14,916.63	11,899.62	44,137.85	124,502.54	698,415.14
Class B
Costs Associated with Printed Materials	22,264.59	139.30	227.88	440.36	743.77	8,116.36
Sales and Marketing Expenses (including compensation expense)	141,893.40	644.97	916.38	4,965.90	8,361.19	67,236.86

Total	164,158.00	784.27	1,144.26	5,406.26	9,104.96	75,353.22
Class C
Costs Associated with Printed Materials	38,800.46	167.06	257.49	645.36	2,093.45	13,017.80
Sales and Marketing Expenses (including compensation expense)	539,358.03	1,137.31	1,982.93	17,589.70	62,870.73	294,283.22

Total	578,158.49	1,304.37	2,240.42	18,235.05	64,964.17	307,301.02
Class R+	N/A	N/A	N/A	N/A	N/A	N/A

						TOTAL
	HIGH		MARKET		GLOBAL	RETURN
	YIELD	CONVERTIBLE	NEUTRAL	MULTI-FUND	EQUITY	BOND
	FUND	FUND	INCOME FUND	BLEND*	FUND**	FUND**
Class A
Costs Associated with Printed Materials	895.00	2,664.74	2,907.92	55.77	N/A	N/A
Sales and Marketing Expenses (including compensation expense)	33,323.35	16,085.67	349,325.86	4,279.63	N/A	N/A

Total	34,218.35	18,750.42	352,233.78	4,335.39	N/A	N/A
Class B
Costs Associated with Printed Materials	338.61	1,161.05	353.27	18.38	N/A	N/A
Sales and Marketing Expenses (including compensation expense)	2,484.48	5,733.95	8,529.89	782.02	N/A	N/A

Total	2,823.10	6,895.00	8,883.16	800.39	N/A	N/A
Class C
Costs Associated with Printed Materials	511.29	1,766.48	1,472.24	32.12	N/A	N/A
Sales and Marketing Expenses (including compensation expense)	7,637.01	11,159.02	151,688.54	2,532.57	N/A	N/A

Total	8,148.30	12,925.50	153,160.77	2,564.68	N/A	N/A
Class R+	N/A	N/A	N/A	N/A	N/A	N/A

+	Class R shares were first offered on March 1, 2007.

*	Multi-Fund Blend commenced operation on June 28, 2006.

**	As of October 31, 2006, neither Global Equity Fund nor Total Return Bond Fund had commenced operation.
     During the fiscal year ended March 31, 2006, payments were made under the Plan on behalf of the indicated Funds for expenses associated with advertising, printing and mailing of prospectuses to prospective shareholders, and sales personnel compensation as follows:

	GROWTH	BLUE CHIP	VALUE	INTERNATIONAL	GLOBAL GROWTH
	FUND	FUND	FUND	GROWTH FUND	AND INCOME FUND
Class A
Costs Associated with Printed Materials	230,718.42	1,513.16	900.01	3,998.05	8,018.11
Sales and Marketing Expenses (including compensation expense)	3,810,125.38	28,609.95	12,121.47	74,665.86	161,167.30

Total	4,040,843.80	30,123.11	13,021.48	78,663.91	169,185.40
Class B
Costs Associated with Printed Materials	17,614.68	100.85	161.58	280.01	615.95
Sales and Marketing Expenses (including compensation expense)	193,681.30	923.67	1,595.26	4,842.55	9,486.71

Total	211,295.99	1,024.52	1,756.83	5,122.56	10,102.66
Class C
Costs Associated with Printed Materials	57,998.44	226.71	245.28	992.30	3,321.82
Sales and Marketing Expenses (including compensation expense)	893,418.89	2,936.47	2,975.31	24,031.47	67,077.54

Total	951,417.34	3,163.18	3,220.59	25,023.77	70,399.37
Class R+	N/A	N/A	N/A	N/A	N/A

							TOTAL
	GROWTH AND	HIGH		MARKET	MULTI-	GLOBAL	RETURN
	INCOME	YIELD	CONVERTIBLE	NEUTRAL	FUND	EQUITY	BOND
	FUND	FUND	FUND	INCOME FUND	BLEND*	FUND*	FUND*
Class A
Costs Associated with Printed Materials	50,677.46	2,445.91	1,670.53	888.10	N/A	N/A	N/A
Sales and Marketing Expenses (including compensation expense)	823,835.43	62,185.74	11,979.86	87,817.83	N/A	N/A	N/A

Total	874,512.88	64,631.66	13,650.39	88,705.93	N/A	N/A	N/A
Class B
Costs Associated with Printed Materials	6,637.79	305.35	306.42	127.14	N/A	N/A	N/A
Sales and Marketing Expenses (including compensation expense)	75,682.19	3,350.69	4,846.05	3,670.21	N/A	N/A	N/A

Total	82,319.98	3,656.03	5,152.48	3,797.35	N/A	N/A	N/A
Class C
Costs Associated with Printed Materials	25,790.34	861.73	825.47	454.86	N/A	N/A	N/A
Sales and Marketing Expenses (including compensation expense)	413,192.65	12,159.05	13,033.81	53,958.15	N/A	N/A	N/A

Total	438,982.99	13,020.79	13,859.28	54,413.01	N/A	N/A	N/A
Class R+	N/A	N/A	N/A	N/A	N/A	N/A	N/A

+	Class R shares were first offered on March 1, 2007.

*	As of March 31, 2006, none of Multi-Fund Blend, Global Equity Fund or Total Return Bond Fund had commenced operation.

DISTRIBUTOR
     CFS, a broker-dealer, serves as principal underwriter and distributor for the Funds, subject to change by a majority of the “non-interested” trustees at any time. CFS is located at 2020 Calamos Court, Naperville, Illinois 60563-1493. CFS is an indirect subsidiary of Calamos Asset Management, Inc. CFS is responsible for all purchases, sales, redemptions and other transfers of shares of the Funds without any charge to the Funds except the fees paid to CFS under the Plan and distribution agreement. CFS is also responsible for all expenses incurred in connection with its performance of services for the Funds, including, but not limited to, personnel, office space and equipment, telephone, postage and stationery expenses. CFS receives commissions from sales of shares of the Funds that are not expenses of the Funds but represent sales commissions added to the net asset value of shares purchased from the Funds. See “How can I buy shares?” in the prospectus. See “Portfolio Transactions.” CFS received and retained commissions on the sale of shares of each of the Funds as shown below during the indicated periods:

	SEVEN
	MONTHS
	ENDED	YEAR ENDED	YEAR ENDED	YEAR ENDED
DESCRIPTION OF FUND	10/31/06	3/31/06	3/31/05	3/31/04
Growth Fund
Commissions received	$9,879,504	$26,429,423	$37,060,447	$25,217,722
Commissions retained	1,774,215	4,717,585	6,739,955	4,686,920
Blue Chip Fund
Commissions received	65,255	164,330	261,920	144,753
Commissions retained	12,255	30,130	47,585	31,388
Value Fund
Commissions received	88,806	144,996	365,654	242,063
Commissions retained	14,759	27,746	66,135	51,022
International Growth Fund*
Commissions received	662,778	833,272	—	—
Commissions retained	125,493	155,180	—	—
Global Growth and Income Fund
Commissions received	879,807	1,384,536	845,539	580,931
Commissions retained	163,830	246,178	157,539	174,440
Growth and Income Fund
Commissions received	4,682,628	10,080,703	12,078,688	13,909,484
Commissions retained	818,721	1,775,270	2,142,843	2,432,388
High Yield Fund
Commissions received	128,453	312,651	503,813	595,932
Commissions retained	23,840	61,445	93,145	90,515
Convertible Fund
Commissions received	—	—	136	492,011
Commissions retained	—	—	24	80,772
Market Neutral Income Fund
Commissions received	1,498,596	1,166,524	—	—
Commissions retained	267,755	196,475	—	—
Multi-Fund Blend**
Commissions received	100,855	—	—	—
Commissions retained	18,048	—	—	—
Global Equity Fund***
Commissions received	—	—	—	—
Commissions retained	—	—	—	—
Total Return Bond Fund***
Commissions received	—	—	—	—
Commissions retained	—	—	—	—

*	International Growth Fund commenced operation on March 16, 2005.

**	Multi-Fund Blend commenced operation on June 28, 2006.

***	As of October 31, 2006, neither Global Equity Fund nor Total Return Bond Fund had commenced operation.

     The sales charges on sales of Class A shares of each Fund other than Total Return Bond Fund (except when waived as described below under “Share Classes and Pricing of Shares — Sales Charge Waiver”) and concessions reallowed to dealers at the time of purchase are as follows:

	SALES CHARGE PAID BY INVESTOR ON PURCHASE OF CLASS A SHARES
	AS A % OF	AS A % OF	% OF OFFERING PRICE
	NET AMOUNT INVESTED	OFFERING PRICE	RETAINED BY SELLING DEALER
Less than $50,000	4.99%	4.75%	4.00%
$50,000 but less than $100,000	4.44	4.25	3.50
$100,000 but less than $250,000	3.63	3.50	2.75
$250,000 but less than $500,000	2.56	2.50	2.00
$500,000 but less than $1,000,000	2.04	2.00	1.60
$1,000,000 or more*	None	None	None
     The sales charges on sales of Class A shares of Total Return Bond Fund (except when waived as described below under “Share Classes and Pricing of Shares — Sales Charge Waiver”) and concessions reallowed to dealers at the time of purchase are as follows:

	SALES CHARGE PAID BY INVESTOR ON PURCHASE OF CLASS A SHARES
	AS A % OF	AS A % OF	% OF OFFERING PRICE
	NET AMOUNT INVESTED	OFFERING PRICE	RETAINED BY SELLING DEALER
Less than $50,000	3.90%	3.75%	3.00%
$50,000 but less than $100,000	3.36	3.25	2.50
$100,000 but less than $250,000	2.56	2.50	1.75
$250,000 but less than $500,000	1.52	1.50	1.00
$500,000 but less than $1,000,000	1.01	1.00	0.60
$1,000,000 or more*	None	None	None

*	On an investment of $1,000,000 or more, CFS from its own resources pays the selling dealer a commission of 0.50% of the amount of the investment. On an investment of $1,000,000 or more without a sales charge, you will pay a contingent deferred sales charge of 0.50% on shares that are sold within two years after purchase, excluding shares purchased from the reinvestment of dividends or capital gains distributions.
     Each Fund receives the entire net asset value of all of its shares sold. CFS, the Funds’ principal underwriter, retains the sales charge on sales of Class A shares from which it allows discounts from the applicable public offering price to investment dealers. The normal discount to dealers is set forth in the table above. Upon notice to all dealers with whom it has sales agreements, CFS may allow up to the full applicable sales charge, as shown in the above table, during periods and for transactions specified in such notice and such reallowances may be based upon attainment of minimum sales levels. Dealers who receive 90% or more of the sales charge may be deemed to be underwriters under the Securities Act. CFS retains the entire amount of any deferred sales charge on Class C shares redeemed within one year of purchase. CFS may from time to time conduct promotional campaigns in which incentives would be offered to dealers meeting or exceeding stated target sales of shares of a Fund. The cost of any such promotional campaign, including any incentives offered, would be borne entirely by CFS and would have no effect on either the public offering price of Fund shares or the percentage of the public offering price retained by the selling dealer.
     CFS compensates firms for sales of Class B shares at the time of sale at a commission rate of up to 4.00% of the amount of Class B shares purchased, except on purchases of Total Return Bond Fund. CFS compensates firms for sales of Total Return Bond Fund Class B shares at the time of sale at a commission rate of up to 3.00% of the amount of Class B shares purchased. CFS is compensated by each Fund for services as distributor and principal underwriter for Class B shares. Class B shares of a Fund will automatically convert to Class A shares of the same Fund eight years after issuance on the basis of the relative net asset value per share. The purpose of the conversion feature is to relieve holders of Class B shares from the 12b-1 fee when they have been outstanding long enough for CFS to have been compensated for distribution related expenses. For purposes of conversion to Class A shares, shares purchased through the reinvestment of dividends and other distributions paid with respect to Class B shares in a shareholder’s Fund account will be converted to Class A shares on a pro rata basis.
     CFS has the exclusive right to distribute shares of the Funds through affiliated and unaffiliated dealers on a continuous basis. The obligation of CFS is an agency or “best efforts” arrangement, which does not obligate CFS to sell any stated number of shares.

     In connection with the exchange privilege (described in the prospectus under “How can I buy shares? — By Exchange”), CFS acts as a service organization for the Prime Obligations Fund, which is a portfolio of First American Funds. CFS receives compensation from the Prime Obligations Fund, through the Prime Obligations Fund’s 12b-1 Plan, for distribution services provided to the Fund.
OTHER COMPENSATION TO DEALERS
     CFS, the Funds’ distributor, and its affiliates are currently subject to supplemental compensation payment requests by certain securities broker-dealers, banks or other intermediaries, including third party administrators of qualified plans (each an “Intermediary”) whose customers have purchased Fund shares. CFS or its affiliates in their discretion may make payments to a qualifying Intermediary for various purposes, including to help defray costs incurred by the Intermediary to educate financial advisers about the Funds so they can make recommendations and provide services that are suitable and meet shareholder needs, to access the Intermediary’s representatives and to provide marketing support and other specified services. These payments do not increase the amount paid by you or the Funds.
     Payments to a qualifying Intermediary in any year generally will not exceed the sum of (a) 0.25% of the prior year’s purchases of Fund shares through the Intermediary and (b) 0.12% of the annual average daily value of Fund shares held through the Intermediary. In the case of Fund shares held by a retirement plan investing through a platform sponsored by an Intermediary, payments to the Intermediary generally will not exceed 0.20% of the annual average daily value of those shares. CFS or its affiliates consider a number of factors in determining whether they will make requested payments, including the qualifying Intermediary’s sales, assets and redemption rates, and the nature of the Intermediary’s services. Supplemental compensation payments received by an intermediary may create a potential conflict of interest between the intermediary, who is recommending particular funds over others, and its clients. Before investing, you should review carefully any disclosure by your Intermediary regarding its compensation.
     As of May 31, 2007, the Intermediaries that CFS or its affiliates anticipate will receive additional compensation are: A.G. Edwards & Sons, Inc., Charles Schwab & Co., Inc., Citigroup Global Markets, Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated, Morgan Stanley DW, Inc., National Financial Services, Raymond James and Associates, Inc., UBS Financial Services, Inc., and Wachovia Securities LLC. CFS or its affiliates may enter into arrangements or change or discontinue arrangements with Intermediaries at any time without notice.
     These payments may provide Intermediaries with an incentive to favor shares of the Funds over sales of shares of other mutual funds or non-mutual fund investments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and you should discuss this matter with your Intermediary and its representatives. The Funds may utilize an Intermediary that offers and sells shares of the Funds to execute portfolio transactions for the Funds. The Funds, Calamos Advisors and CFS do not consider sales of shares of the Funds as a factor in the selection of broker-dealers to execute portfolio transactions for the Funds.
PORTFOLIO TRANSACTIONS
     Calamos Advisors is responsible for decisions to buy and sell securities for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of prices and any brokerage commissions on such transactions.
     Portfolio transactions on behalf of the Funds effected on stock exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price the Funds pay usually includes an undisclosed dealer commission or mark-up. For securities purchased in an underwritten offering, the price the Funds pay includes a disclosed, fixed commission or discount retained by the underwriter or dealer.
     In executing portfolio transactions, Calamos Advisors uses its best efforts to obtain for the Funds the most favorable combination of price and execution available. In seeking the most favorable combination of price and execution, Calamos Advisors considers all factors it deems relevant, including price, the size of the transaction, the nature of the market for the security, the amount of commission, the timing of the transaction taking into account market prices and trends, the execution capability of the broker-dealer and the quality of service rendered by the broker-dealer in other transactions.
     In allocating the Funds’ portfolio brokerage transactions to unaffiliated broker-dealers, Calamos Advisors may take into consideration the research, analytical, statistical and other information and services provided by the broker-dealer, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm’s analysts for consultation. Although Calamos Advisors believes these services have substantial value, they are considered supplemental to Calamos Advisors’ own efforts in performing its duties under the Management Agreement. As permitted by Section 28(e) of the 1934 Act, Calamos Advisors may pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a securities transaction for a Fund in excess of the commission that another broker-dealer would have charged for effecting that transaction if Calamos Advisors believes the amount to be reasonable in relation to the value of the overall quality of the brokerage and research services provided. Other clients of Calamos Advisors may indirectly benefit from the availability of these services to Calamos Advisors, and the Funds may indirectly benefit from services available to Calamos Advisors as a result of research services received by Calamos Advisors through transactions for other clients. In addition, Calamos Advisors may execute portfolio transactions for the Funds, to the extent permitted by law, through broker-dealers affiliated with the Funds, Calamos Advisors, CFS, or other broker-dealers distributing shares of the Funds if it reasonably believes that the combination of price and execution is at least as favorable as with unaffiliated broker-dealers, and in such transactions any such broker-dealer would receive brokerage commissions paid by the Funds.
     In certain cases, Calamos Advisors may obtain products or services from a broker that have both research and non-research uses. Examples of non-research uses are administrative and marketing functions. These are referred to as “mixed use” products. In each case, Calamos Advisors makes a good faith effort to determine the proportion of such products or services that may be used for research and non-research purposes. That determination is based upon the time spent by Calamos Advisors personnel for research and non-research uses. The portion of the costs of such products or services attributable to research usage may be defrayed by Calamos Advisors through brokerage commissions generated by transactions of its clients, including the Funds. Calamos Advisors pays the provider in cash for the non-research portion of its use of these products or services.
     For the periods presented below, Calamos Advisors did not execute trades through CFS, its affiliated broker-dealer. For the periods indicated, the following table shows the amount of transactions and aggregate commissions related to those transactions executed through unaffiliated broker-dealers.

AGGREGATE
DESCRIPTION	COMMISSIONS
Growth Fund
Seven Months Ended 10/31/06	$9,862,520
Year Ended 3/31/06	17,888,626
Year Ended 3/31/05	16,171,048
Year Ended 3/31/04	13,243,782
Blue Chip Fund
Seven Months Ended 10/31/06	21,789
Year Ended 3/31/06	32,060
Year Ended 3/31/05	53,441
Year Ended 3/31/04	22,527
Value Fund (1)
Seven Months Ended 10/31/06	51,881
Year Ended 3/31/06	104,276
Year Ended 3/31/05	132,126
Year Ended 3/31/04	46,054
International Growth Fund (2)
Seven Months Ended 10/31/06	352,774
Year Ended 3/31/06	351,168
Year Ended 3/31/05	59,697
Global Growth and Income Fund (1)
Seven Months Ended 10/31/06	383,728
Year Ended 3/31/06	342,451
Year Ended 3/31/05	260,468
Year Ended 3/31/04	142,782
Growth and Income Fund
Seven Months Ended 10/31/06	2,312,626
Year Ended 3/31/06	3,241,893
Year Ended 3/31/05	2,810,804
Year Ended 3/31/04	3,334,003
High Yield Fund (1)
Seven Months Ended 10/31/06	25,012
Year Ended 3/31/06	50,521

AGGREGATE
DESCRIPTION	COMMISSIONS
Year Ended 3/31/05	66,862
Year Ended 3/31/04	16,459
Convertible Fund
Seven Months Ended 10/31/06	169,472
Year Ended 3/31/06	365,050
Year Ended 3/31/05	471,070
Year Ended 3/31/04	640,709
Market Neutral Income Fund
Seven Months Ended 10/31/06	900,432
Year Ended 3/31/06	1,087,040
Year Ended 3/31/05	1,104,097
Year Ended 3/31/04	2,113,681
Multi-Fund Blend (3)	—
Global Equity Fund (4)	—
Total Return Bond Fund (4)	—

(1)	The increase in aggregate commissions paid to all brokers by each of Value Fund, Global Growth and Income Fund and High Yield Fund from fiscal year ended March 31, 2004 to fiscal year ended March 31, 2006 was due primarily to increased sales of shares of the Fund.

(2)	The increase in aggregate commissions paid to all brokers by International Growth Fund from fiscal year ended March 31, 2005 to fiscal year ended March 31, 2006 was due primarily to the Fund’s inception date. International Growth Fund commenced operation on March 16, 2005.

(3)	Multi-Fund Blend invests directly in the Class I shares of the underlying funds and, accordingly, pays no brokerage commissions.

(4)	As of October 31, 2006, neither Global Equity Fund nor Total Return Bond Fund had commenced operation.
The following table shows the brokerage commissions paid by each Fund to brokers who furnished research services to the Fund or Calamos Advisors, and the aggregate dollar amounts involved in those transactions, during the periods indicated.

	SEVEN MONTHS ENDED OCTOBER 31, 2006		FISCAL YEAR ENDED MARCH 31, 2006
	COMMISSION	RELATED AGGREGATE	COMMISSION	RELATED AGGREGATE
	PAID	DOLLAR	PAID	DOLLAR
	FOR RESEARCH	TRANSACTION AMOUNT	FOR RESEARCH	TRANSACTION AMOUNT
Growth Fund	$792,607	$2,607,367,575	$1,273,505	$4,834,297,255
Blue Chip Fund	3,782	8,040,299	—	—
Value Fund	8,102	21,980,528	10,967	13,191,146
International Growth Fund	—	—	—	—
Global Growth and Income Fund	13,449	50,551,585	5,797	14,863,454
Growth & Income Fund	269,221	721,073,499	205,051	313,652,730
High Yield Fund	—	—	—	—
Convertible Fund	4,103	25,603,748	12,750	22,182,337
Market Neutral Income Fund	2,993	4,530,930	—	—
Multi-Fund Blend*	—	—	—	—
Global Equity Fund**	—	—	—	—
Total Return Bond Fund**	—	—	—	—

*	Multi-Fund Blend commenced operation on June 28, 2006.

**	As of October 31, 2006, neither Global Equity Fund nor Total Return Bond Fund had commenced operation.
SHARE CLASSES AND PRICING OF SHARES
     Purchases and redemptions are discussed in each Fund’s prospectus under the headings “How can I buy shares?” and “How can I sell (redeem) shares?” All of that information is incorporated herein by reference.

SALES CHARGE WAIVER
     In addition to the sales charge waivers enumerated in the prospectus, dividends and distributions paid on shares of a Fund will be reinvested in shares of the same class of that Fund at net asset value (without the payment of any sales charge) unless you elect to receive dividends and distributions in cash. Additionally, proceeds of shares redeemed by a Fund within the previous 60 days also may be reinvested in shares of the same class of that Fund at net asset value without the payment of any sales charge. In order to take advantage of this sales charge waiver, you, or your broker-dealer or other sales agent, must submit your intent, in writing, with your purchase. In addition, if the amount of reinvestment is less than the amount of redemption, the sales charge waiver shall be pro-rated accordingly.
CONTINGENT DEFERRED SALES CHARGE
     The contingent deferred sales charge (“CDSC”) is computed on the lesser of the redemption price or purchase price, excluding amounts not subject to the charge. The following example illustrates the operation of the CDSC:
Assume that an individual opens an account and makes a purchase payment of $10,000 for 1,000 Class B shares of a Fund (at $10 per share) and that six months later the value of the investor’s account for that Fund has grown through investment performance to $11,000 ($11 per share). If the investor should redeem $2,200 (200 shares), a CDSC would be applied against $2,000 of the redemption (the purchase price of the shares redeemed, because the purchase price is lower than the current net asset value of such shares ($2,200)). At the rate of 5.00%, the Class B CDSC would be $100. For shares of Total Return Bond Fund only, at the rate of 3.50%, the Class B CDSC would be $70.
     The CDSC for Class B and Class C shares will be waived: (a) in the event of the total disability (as evidenced by a determination by the Social Security Administration) of the shareholder (including a registered joint owner) occurring after the purchase of the shares being redeemed, (b) in the event of the death of the shareholder (including a registered joint owner), (c) for redemptions made pursuant to a systematic withdrawal plan, including any Individual Retirement Account (“IRA”) systematic withdrawal based on the shareholder’s life expectancy including, but not limited to, substantially equal periodic payments described in Code Section 72(t)(2)(iv) prior to age 59 1/2, and (d) for redemptions to satisfy required minimum distributions after age 70 1/2 from an IRA account (with the maximum amount subject to this waiver being based only upon the shareholder’s Calamos IRA accounts).
LETTER OF INTENT
     You may reduce the sales charges you pay on the purchase of Class A shares by making investments pursuant to a letter of intent. The applicable sales charge then is based upon the indicated amount intended to be invested during a thirteen-month period together with any other Class A shares already owned. Any shares purchased within 90 days of the date you sign the letter of intent may be used as credit toward completion, but the reduced sales charge will only apply to purchases made on or after that date. During the term of the letter of intent, shares representing up to 5% of the indicated amount will be held in escrow. Shares held in escrow have full dividend and voting privileges. The escrowed shares will be released when the full amount indicated has been purchased. If the full indicated amount is not purchased during the term of the letter of intent, you will be required to pay CFS an amount equal to the difference between the dollar amount of the sales charges actually paid and the amount of the sales charges that you would have paid on your aggregate purchase if the total of such purchases had been made at a single time, and CFS reserves the right to redeem shares from your account if necessary to satisfy that obligation. A letter of intent does not obligate you to buy or a Fund to sell the indicated amount of the shares but you should read it carefully before signing. Additional information is contained in the letter of intent included in the application.
REDEMPTION IN KIND
     The Funds have elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which they are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Fund during any 90-day period for any one shareholder. Redemptions in excess of these amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of securities.
NET ASSET VALUE
     Each Fund’s share price, or NAV, is determined as of the close of regular session trading on the NYSE (normally 4:00 p.m. Eastern Time) each day that the NYSE is open. The NYSE is regularly closed on New Year’s Day, the third Monday in January and February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas.

     The NAV per share for each class of Fund shares is calculated by dividing the pro rata share of the value of all of the securities and other assets of the Fund allocable to that class of Fund shares, less the liabilities allocable to that class, by the number of shares of the class outstanding. Because Multi-Fund Blend’s portfolio will consist primarily of its holdings in the underlying funds, its NAV per share is based on the NAV of each of the underlying funds. When shares are purchased or sold, the order is processed at the next NAV (plus any applicable sales charge) that is calculated on a day when the NYSE is open for trading, after receiving a purchase or sale order. Because the Funds may invest in securities that are primarily listed on foreign exchanges and trade on days when the Funds do not price their shares, a Fund’s NAV may change on days when shareholders will not be able to purchase or redeem the Fund’s shares. If shares are purchased or sold through a broker-dealer, it is the responsibility of that broker-dealer to transmit those orders to the Funds’ transfer agent so such orders will be received in a timely manner.
     A purchase or sale order typically is accepted when the Fund’s transfer agent or an intermediary has received a completed application or appropriate instruction along with the intended investment, if applicable, and any other required documentation.
VALUATION PROCEDURES
     Calamos Advisors oversees the valuation of each Fund’s portfolio securities in accordance with policies and procedures on the valuation of securities adopted by and under the ultimate supervision of the board of trustees.
     Portfolio securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time as of which the Fund holding such securities determines its NAV. Securities traded in OTC markets and quoted on the NASDAQ National Market System are valued at the Nasdaq Official Closing Price (“NOCP”), as determined by Nasdaq, or lacking a NOCP, at the last current reported sale price on Nasdaq at the time as of which the Fund holding such securities determines its NAV.
     When a most recent last sale or closing price is not available, portfolio securities, other than option securities, that are traded on a U.S. securities exchange and other securities traded in the OTC market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each OTC option that is not traded through the Options Clearing Corporation is valued by the counterparty to such option under the ultimate supervision of the board of trustees.
     Trading in securities on European and Far Eastern securities exchanges and OTC markets is typically completed at various times before the close of business on each day on which the NYSE is open. Each security trading on these exchanges or OTC markets is evaluated utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last current sale price at the time as of which the Fund holding such securities determines its NAV, or, when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time, in accordance with guidelines adopted by the board of trustees. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Funds’ NAVs are not calculated.
     If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security, including any thinly-traded security, junk bond or synthetic convertible instrument, is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.
     A Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if the value of a foreign security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

     When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuation decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

TAXATION
     The following summarizes certain additional federal income tax considerations generally affecting the Funds and their shareholders. The discussion is for general information only and does not purport to consider all aspects of U.S. federal income taxation that might be relevant to beneficial owners of shares of the Funds. The discussion is based upon current provisions of the Code, existing regulations promulgated thereunder, and administrative and judicial interpretations thereof, all of which are subject to change, which change could be retroactive. The discussion applies only to beneficial owners of Fund shares in whose hands such shares are capital assets within the meaning of Section 1221 of the Code, and may not apply to certain types of beneficial owners of shares (such as insurance companies, tax exempt organizations, and broker-dealers) who may be subject to special rules. Persons who may be subject to tax in more than one country should consult the provisions of any applicable tax treaty to determine the potential tax consequences to them. Prospective investors should consult their own tax advisers with regard to the federal tax consequences of the purchase, ownership and disposition of Fund shares, as well as the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction. The discussion here and in the prospectuses is not intended as a substitute for careful tax planning.
     Each Fund intends to qualify annually and elect to be treated as a regulated investment company under the Code. To qualify as a regulated investment company, each Fund generally must, among other things, (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock, securities or foreign currencies, net income from certain “qualified publicly traded partnerships,” or other income derived with respect to its business of investing in such stock, securities or currencies (“Qualifying Income Test”); (b) diversify its holdings so that, at the end of each quarter of the taxable year, (i) at least 50% of the value of the Fund’s assets is represented by cash, U.S. Government securities, the securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities of any one issuer (other than U.S. Government securities or the securities of other regulated investment companies), two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses or one or more “qualified publicly traded partnerships;” and (c) distribute each taxable year the sum of (i) at least 90% of its investment company taxable income (which includes dividends, interest and net short-term capital gains in excess of any net long-term capital losses) and (ii) 90% of its tax exempt interest, net of expenses allocable thereto. The Treasury Department is authorized to promulgate regulations under which gains from foreign currencies (and options, futures, and forward contracts on foreign currency) would constitute qualifying income for purposes of the Qualifying Income Test only if such gains are directly related to investing in securities. To date, such regulations have not been issued.
If a Fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the Fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. Some portions of such distributions may be eligible for the dividends received deduction in the case of corporate shareholders and reduced rates of taxation on qualified dividend income in the case of individuals. In addition, the Fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.
As a regulated investment company, a Fund generally will not be subject to U.S. federal income tax on its investment company taxable income and net capital gains (any net long-term capital gains in excess of the sum of net short-term capital losses and capital loss carryovers from prior years) designated by the Fund as capital gain dividends, if any, that it distributes to shareholders on a timely basis. Each Fund intends to distribute to its shareholders, at least annually, all or substantially all of its investment company taxable income and any net capital gains. In addition, amounts not distributed by a Fund on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To avoid the tax, a Fund must distribute during each calendar year an amount equal to the sum of (1) at least 98% of its ordinary income (not taking into account any capital gains or losses) for the calendar year, (2) at least 98% of its capital gains in excess of its capital losses (and adjusted for certain ordinary losses) for the twelve month period ending on October 31, and (3) all ordinary income and capital gains for previous years that were not distributed during such years. A distribution will be treated as paid on December 31 of the calendar year if it is declared by a Fund in October, November, or December of that year to shareholders of record on a date in such a month and paid by the Fund during January of the following year. Such distributions will be taxable to shareholders (other than those not subject to federal income tax) in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. To avoid application of the excise tax, each Fund intends to make its distributions in accordance with the calendar year distribution requirement.

DISTRIBUTIONS
Dividends and distributions of a Fund, whether received in shares or cash, generally are taxable and must be reported on each shareholder’s federal income tax return. Dividends paid out of a Fund’s investment company taxable income will be taxable to a U.S. shareholder as ordinary income. Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under the applicable tax exemption. In years when a Fund distributes amounts in excess of its earnings and profits, such distributions may be treated in part as a return of capital. A return of capital is not taxable to a shareholder and has the effect of reducing the shareholder’s basis in the shares.
A portion of the dividends paid by certain Funds may qualify for the deduction for dividends received by corporations and/or the reduced dividend rate for individuals; dividends paid by other Funds generally are not expected to qualify for the deduction for dividends received by corporations and/or the reduced dividend rate for individuals. Distributions of net capital gains, if any, designated as capital gain dividends, are taxable as long-term capital gains, regardless of how long the shareholder has held a Fund’s shares and are not eligible for the dividends received deduction. Any distributions that are not from a Fund’s investment company taxable income or net realized capital gains may be characterized as a return of capital to shareholders or, in some cases, as capital gain. The tax treatment of dividends and distributions will be the same whether a shareholder reinvests them in additional shares or elects to receive them in cash.
A Fund that invests in shares of other investment companies (“underlying funds”) will not be able to offset gains realized by one underlying fund in which the Fund invests against losses realized by another underlying fund in which the Fund invests. A Fund’s use of the fund-of-funds structure could therefore affect the amount, timing and character of distributions to shareholders.
SALES OF SHARES
Upon the disposition of shares of a Fund (whether by redemption, sale or exchange), a shareholder may realize a gain or loss. Such gain or loss will be capital gain or loss if the shares are capital assets in the shareholder’s hands, and will be long-term or short-term generally depending upon the shareholder’s holding period for the shares. Any loss realized on a disposition will be disallowed to the extent the shares disposed of are replaced within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Any loss realized by a shareholder on a disposition of shares held by the shareholder for six months or less will be treated as a long-term capital loss to the extent of any distributions of capital gain dividends received by the shareholder with respect to such shares.
Depending on the factors relating to a Fund’s ownership in an underlying fund both before and after a redemption, a Fund’s redemption of shares of such underlying fund may cause the Fund to be treated as not receiving capital gain income on the amount by which the distribution exceeds the Fund’s tax basis in the shares of the underlying fund, but instead to be treated as receiving a dividend taxable as ordinary income on the full amount of the distribution. This could cause shareholders of a Fund that invests in underlying funds to recognize higher amounts of ordinary income than if the shareholders had held the shares of the underlying funds directly. Redemptions of shares in an underlying fund could also cause additional distributable gains to shareholders.
BACKUP WITHHOLDING
A Fund may be required to withhold up to 28% of all taxable distributions payable to shareholders who fail to provide the Fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the Internal Revenue Service that they are subject to backup withholding. Corporate shareholders and certain other shareholders specified in the Code generally are exempt from such backup withholding. Backup withholding is not an additional tax. Any amounts withheld may be credited against the shareholder’s U.S. federal tax liability.
OPTIONS, FUTURES AND FORWARD CONTRACTS, AND SWAP AGREEMENTS OR DERIVATIVES
Some of the options, futures contracts, forward contracts, and swap agreements used by the Funds may be “section 1256 contracts.” Any gains or losses on section 1256 contracts are generally considered 60% long-term and 40% short-term capital gains or losses (“60/40”) although certain foreign currency gains and losses from such contracts may be treated as ordinary in character. Also, section 1256 contracts held by a Fund at the end of each taxable year (and, for purposes of the 4% excise tax, on certain other dates as prescribed under the Code) are “marked to market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss is treated as ordinary or 60/40 gain or loss.

Generally, the hedging transactions and certain other transactions in options, futures and forward contracts undertaken by a Fund, may result in “straddles” for U.S. federal income tax purposes. In some cases, the straddle rules also could apply in connection with swap agreements. The straddle rules may affect the character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Because only a few regulations implementing the straddle rules have been promulgated, the tax consequences to a Fund of transactions in options, futures, forward contracts, and swap agreements are not entirely clear. The transactions may increase the amount of short-term capital gain, which is taxed as ordinary income when distributed to shareholders.
A Fund may make one or more of the elections available under the Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections operate to accelerate the recognition of gains or losses from the affected straddle positions.
Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not engage in such hedging transactions.
Rules governing the tax aspects of swap agreements and other derivative instruments are in a developing stage and are not entirely clear in certain respects. Accordingly, while the Funds intend to account for such transactions in a manner they deem to be appropriate, the Internal Revenue Service might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. Calamos Advisors intends to monitor developments in this area. Certain requirements that must be met under the Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in swap agreements and other derivative instruments.
The qualifying income and diversification requirements applicable to a Fund’s assets may limit the extent to which a Fund will be able to engage in transactions in options, futures contracts, forward contracts, swap agreements, and other derivative instruments.
SHORT SALES
Certain Funds may make short sales of securities. Short sales may increase the amount of short-term capital gain realized by a Fund, which is taxed as ordinary income when distributed to shareholders.
PASSIVE FOREIGN INVESTMENT COMPANIES
Certain Funds may invest in the stock of foreign corporations which may be classified under the Code as passive foreign investment companies (“PFICs”). In general, a foreign corporation is classified as a PFIC for a taxable year if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives a so-called “excess distribution” with respect to PFIC stock, the Fund itself may be subject to tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to stockholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC stock. A Fund itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.
A Fund may be eligible to elect alternative tax treatment with respect to PFIC stock. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply. Alternatively, another election may be available that would involve marking to market a Fund’s PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income with respect to such shares in prior years. If this election were made, tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. A Fund’s intention to qualify annually as a regulated investment company may limit its elections with respect to PFIC shares.

Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.
FOREIGN CURRENCY TRANSACTIONS
Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also are treated as ordinary gain or loss. These gains and losses, referred to under the Code as “section 988” gains or losses, may increase or decrease the amount of a Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.
FOREIGN TAXATION
Income received by the Funds from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the U.S. may reduce or eliminate such taxes. In addition, the Funds intend to minimize foreign taxation in cases where it is deemed prudent to do so. If more than 50% of the value of a Fund’s total assets at the close of its taxable year consists of securities of foreign corporations, such Fund will be eligible to elect to “pass-through” to the Fund’s shareholders the amount of foreign income and similar taxes paid by the Fund. If this election is made, a shareholder generally subject to tax will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign taxes paid by the Fund, and may be entitled either to deduct (as an itemized deduction) his or her pro rata share of foreign taxes in computing his taxable income or to use it (subject to limitations) as a foreign tax credit against his or her U.S. federal income tax liability. No deduction for foreign taxes may be claimed by a shareholder who does not itemize deductions. Each shareholder will be notified within 60 days after the close of the Fund’s taxable year if the foreign taxes paid by the Fund will “pass-through” for that year.
Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his or her total foreign source taxable income. For this purpose, if the pass-through election is made, the source of the Fund’s income will flow through to shareholders. With respect to such Funds, gains from the sale of securities will be treated as derived from U.S. sources and certain currency fluctuation gains, including fluctuation gains from foreign currency- denominated debt securities, receivables and payables will be treated as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income, and to certain other types of income. Shareholders may be unable to claim a credit for the full amount of their proportionate share of the foreign taxes paid by the Fund. The foreign tax credit can be used to offset only 90% of the revised alternative minimum tax imposed on corporations and individuals and foreign taxes generally are not deductible in computing alternative minimum taxable income.
Although a Fund that invests in underlying funds may be entitled to a deduction for such taxes paid by an underlying fund in which the Fund invests, such a Fund will not be able to pass any such credit or deduction through to its own shareholders.
ORIGINAL ISSUE DISCOUNT AND MARKET DISCOUNT
Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund may be treated as debt securities that are issued originally at a discount. Generally, the amount of the original issue discount (“OID”) is treated as interest income and is included in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. A portion of the OID includable in income with respect to certain high-yield corporate debt securities may be treated as a dividend for Federal income tax purposes.
Some of the debt securities (with a fixed maturity date of more than one year from the date of issuance) that may be acquired by a Fund in the secondary market may be treated as having market discount. Generally, any gain recognized on the disposition of, and any partial payment of principal on, a debt security having market discount is treated as ordinary income to the extent the gain, or principal payment, does not exceed the “accrued market discount” on such debt security. Market discount generally accrues in equal daily installments. A Fund may make one or more of the elections applicable to debt securities having market discount, which could affect the character and timing of recognition of income.

Some debt securities (with a fixed maturity date of one year or less from the date of issuance) that may be acquired by a Fund may be treated as having acquisition discount, or OID in the case of certain types of debt securities. Generally, the Fund will be required to include the acquisition discount, or OID, in income over the term of the debt security, even though payment of that amount is not received until a later time, usually when the debt security matures. The Fund may make one or more of the elections applicable to debt securities having acquisition discount, or OID, which could affect the character and timing of recognition of income.
A Fund generally will be required to distribute dividends to shareholders representing discount on debt securities that is currently includable in income, even though cash representing such income may not have been received by the Fund. Cash to pay such dividends may be obtained from sales proceeds of securities held by the Fund.
CONSTRUCTIVE SALES
Certain rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions in property while holding substantially identical property, the Fund would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund’s holding period in the property. Loss from a constructive sale would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Code.
NON-U.S. SHAREHOLDERS
Withholding of Income Tax on Dividends: Under U.S. federal tax law, dividends paid on shares beneficially held by a person who is a “foreign person” within the meaning of the Code, are, in general, subject to withholding of U.S. federal income tax at a rate of 30% of the gross dividend, which may, in some cases, be reduced by an applicable tax treaty. However, if a beneficial holder who is a foreign person has a permanent establishment in the United States, and the shares held by such beneficial holder are effectively connected with such permanent establishment and, in addition, the dividends are effectively connected with the conduct by the beneficial holder of a trade or business in the United States, the dividend will be subject to U.S. federal net income taxation at regular income tax rates. Distributions of long-term net realized capital gains will not be subject to withholding of U.S. federal income tax.
Under recently enacted legislation, a Fund is generally able to designate certain distributions to foreign persons as being derived from certain net interest income or net short-term capital gains and such designated distributions would generally not be subject to U.S. tax withholding. The new provision applies with respect to taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008. It should also be noted that the provision does not eliminate all withholding on distributions by Funds to foreign investors. Distributions that are derived from any dividends on corporate stock or from ordinary income other than U.S. source interest would still be subject to withholding. Foreign currency gains, foreign source interest, and ordinary income from swaps or investments in PFICs would still be subject to withholding when distributed to foreign investors. There can be no assurance as to the amount of distributions that would not be subject to withholding when paid to foreign persons.
Income Tax on Sale of a Fund’s shares: Under U.S. federal tax law, a beneficial holder of shares who is a foreign person is not, in general, subject to U.S. federal income tax on gains (and is not allowed a deduction for losses) realized on the sale of such shares unless (i) the shares in question are effectively connected with a permanent establishment in the United States of the beneficial holder and such gain is effectively connected with the conduct of a trade or business carried on by such holder within the United States or (ii) in the case of an individual holder, the holder is present in the United States for a period or periods aggregating 183 days or more during the year of the sale and certain other conditions are met.
State and Local Tax: A beneficial holder of shares who is a foreign person may be subject to state and local tax in addition to the federal tax on income referred above.
Estate and Gift Taxes: Under existing law, upon the death of a beneficial holder of shares who is a foreign person, such shares will be deemed to be property situated within the United States and will be subject to U.S. federal estate tax. If at the time of death the deceased holder is a resident of a foreign country and not a citizen or resident of the United States, such tax will be imposed at graduated rates on the total value (less allowable deductions and allowable credits) of the decedent’s property situated within the United States. For foreign individuals dying before January 1, 2008, a portion of Fund shares will not be subject to estate tax to the extent that the Fund holds certain qualifying debt obligations. In general, there is no gift tax on gifts of shares by a beneficial holder who is a foreign person.

The availability of reduced U.S. taxation pursuant to any applicable treaties depends upon compliance with established procedures for claiming the benefits thereof and may further, in some circumstances, depend upon making a satisfactory demonstration to U.S. tax authorities that a foreign investor qualifies as a foreign person under U.S. domestic tax law and such treaties.
OTHER TAXATION
Distributions also may be subject to additional state, local and foreign taxes, depending on each shareholder’s particular situation. Under the laws of various states, distributions of investment company taxable income generally are taxable to shareholders even though all or a substantial portion of such distributions may be derived from interest on certain federal obligations which, if the interest were received directly by a resident of such state, would be exempt from such state’s income tax (“qualifying federal obligations”). However, some states may exempt all or a portion of such distributions from income tax to the extent the shareholder is able to establish that the distribution is derived from qualifying federal obligations. Moreover, for state income tax purposes, interest on some federal obligations generally is not exempt from taxation, whether received directly by a shareholder or through distributions of investment company taxable income (for example, interest on FNMA Certificates and GNMA Certificates). Each Fund will provide information annually to shareholders indicating the amount and percentage of a Fund’s dividend distribution which is attributable to interest on federal obligations, and will indicate to the extent possible from what types of federal obligations such dividends are derived. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in a Fund.
CERTAIN SHAREHOLDERS
     The following table shows the only persons known to own beneficially (as determined in accordance with Rule 13d-3 under the 1934 Act) 5% or more of the outstanding shares of any Fund at May 31, 2007. Shares of Total Return Bond Fund were not issued before May 31, 2007, and as such are not reflected in the following table.

		PERCENTAGE (%) OF
	NUMBER	OUTSTANDING
SHAREHOLDER	OF SHARES	SHARES OF THE FUND
GROWTH FUND — CLASS A
Prudential Investment Management Service FBO Mutual Fund Clients Mail Stop NJ 05-11-20 100 Mulberry Street 3 Gateway Center, 11th Floor Newark, NJ 07102-4000 (Owned of Record)	20,163,772	11.08%
Charles Schwab Co. Reinvest Account 101 Montgomery St San Francisco, CA 94104-4151 (Owned of Record)	17,928,952	9.86
Fidelity Investments Institutional Operations Co. Inc. as agent for Employee Benefit Plans 100 Magellan Way #KW1C Covington, KY 41015-1999 (Owned of Record)	16,302,158	8.96
Merrill Lynch & Co., Inc. For the Sole Benefit of its Customers Attn.: Fund Admin-97HC3 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484 (Owned of Record)	9,511,029	5.23

		PERCENTAGE (%) OF
	NUMBER	OUTSTANDING
SHAREHOLDER	OF SHARES	SHARES OF THE FUND
GROWTH FUND — CLASS B
Citigroup Global Markets Inc. House Account Attn.: Peter Booth 333 West 34th Street, Floor 7 New York, NY 10001-2402 (Owned of Record)	2,953,858	14.46%
Merrill Lynch & Co., Inc. For the Sole Benefit of its Customers Attn.: Fund Admin-97HC5 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484 (Owned of Record)	2,442,294	11.95
GROWTH FUND — CLASS C
Merrill Lynch & Co., Inc. For the Sole Benefit of its Customers Attn.: Fund Admin-97B60 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484 (Owned of Record)	15,187,311	25.44%
Citigroup Global Markets Inc. House Account Attn.: Peter Booth 333 West 34th Street, Floor 7 New York, NY 10001-2402 (Owned of Record)	14,227,867	23.83
GROWTH FUND — CLASS I
NFS LLC FEBO Calamos Holdings LLC 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)	614,191	29.16%
NFS LLC FEBO John P. Calamos, Sr. 2020 Calamos Court Naperville, IL 60563-2799 (Owned of Record)	215,218	10.22
United States Golf Association 77 Liberty Corner Rd P.O. Box 708 Far Hills, NJ 07931-0708 (Owned of Record)	177,702	8.44
U.S. Bancorp Investments Inc. 60 Livingston Ave St. Paul, MN 55107-2292 (Owned of Record)	163,728	7.77
Calamos Multi-Fund Blend For the Sole Benefit of its Customers 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)	152,491	7.24
The Northern Trust Company, as Trustee FBO Freescale Semiconductor Inc. 401K Plan PO Box 92994 Chicago, IL 60675-2994 (Owned of Record)	140,760	6.68
NFS LLC FEBO US Bank Calamos Asset Management Inc. Retirement Plan 4000 W. Broadway Avenue BC-MN-H24B Robbinsdale, MN 55422-2212 (Owned of Record)	135,510	6.43

		PERCENTAGE (%) OF
	NUMBER	OUTSTANDING
SHAREHOLDER	OF SHARES	SHARES OF THE FUND
SEI Trust Company FBO CBWM Attn.: Mutual Fund Administrator One Freedom Valley Drive Oaks, PA 19456 (Owned of Record)	125,733	5.97
NFS LLC FEBO Calamos Family Partners, Inc. 2020 Calamos Court Naperville, IL 60563-3284 (Owned of Record)	107,436	5.10
GROWTH FUND — CLASS R
Calamos Holdings LLC Attn.: Corporate Accounting 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)	1,866	100.00%
BLUE CHIP FUND — CLASS A
NFS LLC FEBO Calamos Holdings LLC 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)	1,052,608	13.08%
BLUE CHIP FUND — CLASS B
Merrill Lynch & Co., Inc. For the Sole Benefit of its Customers Attn.: Fund Admin-97HC3 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484 (Owned of Record)	156,762	24.06%
Morgan Stanley & Co Attn.: Mutual Fund Operations 2 Harborside Place, Floor 2 Jersey City, NJ 07311 (Owned of Record)	37,361	5.73
BLUE CHIP FUND — CLASS C
Merrill Lynch & Co., Inc. For the Sole Benefit of its Customers Attn.: Fund Admin-97HC3 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484 (Owned of Record)	367,443	33.73%
Citigroup Global Markets Inc. House Account Attn.: Peter Booth 333 West 34th Street, Floor 7 New York, NY 10001-2402 (Owned of Record)	230,007	21.11
BLUE CHIP FUND — CLASS I
NFS LLC FEBO John P. Calamos Sr. 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)	692,707	45.17%
NFS LLC FEBO Calamos Family Partners Inc. 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)	507,081	32.88

		PERCENTAGE (%) OF
	NUMBER	OUTSTANDING
SHAREHOLDER	OF SHARES	SHARES OF THE FUND
Capinco c/o US Bank PO Box 1787 Milwaukee, WI 53201-1787 (Owned of Record)	227,523	17.99
BLUE CHIP FUND — CLASS R
Calamos Holdings LLC Attn.: Corporate Accounting 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)	7,813	100.00%
VALUE FUND — CLASS A
NFS LLC FEBO Calamos Holdings LLC 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)	1,186,538	18.63%
NFS LLC FEBO Calamos Family Partners Inc. 2020 Calamos Court Naperville, IL 60563-3284 (Owned of Record)	499,050	7.83
NFS LLC FEBO Kimberly Calamos Revocable Trust 2918 Glenbriar Drive St. Charles, IL 60174-8835 (Owned of Record)	341,021	5.35
NFS LLC FEBO John P. Calamos Sr. 2020 Calamos Court Naperville, IL 60563-2799 (Owned of Record)	322,353	5.06
VALUE FUND — CLASS B
Merrill Lynch & Co., Inc. For the Sole Benefit of its Customers Attn.: Fund Admin-97HC6 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484 (Owned of Record)	78,041	8.81%
Citigroup Global Markets Inc. House Account Attn.: Peter Booth 333 W. 34th Street, Floor 7 New York, NY 10001-2402 (Owned of Record)	48,091	5.43
VALUE FUND — CLASS C
Citigroup Global Markets Inc. House Account Attn.: Peter Booth 333 W. 34th Street, Floor 7 New York, NY 10001-2402 (Owned of Record)	255,464	21.54%
Merrill Lynch & Co., Inc. For the Sole Benefit of its Customers Attn.: Fund Admin-97HC6 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484 (Owned of Record)	139,318	11.75

		PERCENTAGE (%) OF
	NUMBER	OUTSTANDING
SHAREHOLDER	OF SHARES	SHARES OF THE FUND
VALUE FUND — CLASS I
Calamos Multi-Fund Blend For the Sole Benefit of its Customers 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)	653,585	61.70%
Capinco c/o US Bank PO Box 1787 Milwaukee, WI 53201-1787 (Owned of Record)	311,926	29.45
NFS LLC FEBO US Bank Calamos Asset Management Inc. Retirement Plan 4000 W. Broadway Ave. BC-MN-H24B Robbinsdale, MN 55422-2212 (Owned of Record)	93,720	8.85
VALUE FUND — CLASS R
Calamos Holdings LLC Attn.: Corporate Accounting 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)	7,587	100.00%
INTERNATIONAL GROWTH FUND — CLASS A
NFS LLC FEBO Calamos Holdings LLC 2020 Calamos Court Naperville, IL 60563 (Owned of Record)	2,528,819	18.89%
Merrill Lynch & Co., Inc. For the Sole Benefit of its Customers Attn.: Fund Admin-97HC3 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484 (Owned of Record)	962,446	7.19
INTERNATIONAL GROWTH FUND — CLASS B
Merrill Lynch & Co., Inc. For the Sole Benefit of its Customers Attn.: Fund Admin-97HC3 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484 (Owned of Record)	282,259	13.93%
Citigroup Global Markets Inc. House Account Attn.: Peter Booth 333 W. 34th Street, Floor 7 New York, NY 10001-2402 (Owned of Record)	126,105	6.22
INTERNATIONAL GROWTH FUND — CLASS C
Merrill Lynch & Co., Inc. For the Sole Benefit of its Customers Attn: Fund Admin-97HC3 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484 (Owned of Record)	1,337,286	29.08%
Citigroup Global Markets Inc. House Account Attn.: Peter Booth 333 W. 34th Street, Floor 7 New York, NY 10001-2402 (Owned of Record)	663,770	14.43

		PERCENTAGE (%) OF
	NUMBER	OUTSTANDING
SHAREHOLDER	OF SHARES	SHARES OF THE FUND
Morgan Stanley & Co. Attn: Mutual Fund Operations 2 Harborside Pl, 2nd Floor Jersey City, NJ 07311 (Owned of Record)	261,690	5.69
INTERNATIONAL GROWTH FUND — CLASS I
NFS LLC FEBO Calamos Family Partners Inc. 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)	2,532,845	55.95%
NFS LLC FEBO John P. Calamos Sr. 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)	1,520,573	33.59
Capinco c/o US Bank P.O. Box 1787 Milwaukee, WI 53201-1787 (Owned of Record)	284,307	6.28
INTERNATIONAL GROWTH FUND — CLASS R
Calamos Holdings LLC Attn.: Corporate Accounting 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)	7,047	100.00%
GLOBAL GROWTH & INCOME FUND — CLASS A
Merrill Lynch & Co., Inc. For the Sole Benefit of its Customers Attn.: Fund Admin-97KT2 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484 (Owned of Record)	5,209,500	10.69%
Citigroup Global Markets Inc. House Account Attn.: Peter Booth 333 W. 34th Street, Floor 7 New York, NY 10001-2402 (Owned of Record)	3,118,491	6.40
Charles Schwab Co. Reinvest Account 101 Montgomery St. San Francisco, CA 94104-4151 (Owned of Record)	2,834,195	5.82
Prudential Investment Management Service FBO Mutual Fund Clients Mail Stop NJ 5-11-20 100 Mulberry Street 3 Gateway Center, 11th Floor Newark, NJ 07102-4000 (Owned of Record)	2,444,118	5.02
GLOBAL GROWTH & INCOME FUND — CLASS B
Merrill Lynch & Co., Inc. For the Sole Benefit of its Customers Attn.: Fund Admin-97HC5 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484 (Owned of Record)	1,567,687	21.48%

		PERCENTAGE (%) OF
	NUMBER	OUTSTANDING
SHAREHOLDER	OF SHARES	SHARES OF THE FUND
Citigroup Global Markets Inc. House Account Attn.: Peter Booth 333 West 34th Street, Floor 7 New York, NY 10001-2402 (Owned of Record)	1,167,597	16.00
GLOBAL GROWTH & INCOME FUND — CLASS C
Merrill Lynch & Co., Inc. For the Sole Benefit of its Customers Attn.: Fund Admin-97KT3 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484 (Owned of Record)	9,907,204	30.40%
Citigroup Global Markets Inc. House Account Attn.: Peter Booth 333 West 34th Street, Floor 7 New York, NY 10001-2402 (Owned of Record)	6,321,136	19.40
GLOBAL GROWTH & INCOME FUND — CLASS I
Charles Schwab Co. Reinvest Account 101 Montgomery St. San Francisco, CA 94104-4151 (Owned of Record)	3,995,455	38.70%
NFS LLC FEBO John P. Calamos Sr. 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)	1,387,678	13.44
NFS LLC FEBO Calamos Holdings LLC 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)	1,298,152	12.57
Calamos Multi-Fund Blend For the Sole Benefit of its Customers 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)	831,723	8.06
Capinco c/o US Bank PO Box 1787 Milwaukee, WI 53201-1787 (Owned of Record)	568,359	5.50
Union Bank Trust Nominee FBO Hoffman Employee Retirement 401K Plan Angle PO Box 85484 San Diego, CA 92186-5484 (Owned of Record)	559,189	5.42
GLOBAL GROWTH & INCOME FUND — CLASS R
Calamos Holdings LLC Attn.: Corporate Accounting 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)	9,407	100.00%

		PERCENTAGE (%) OF
	NUMBER	OUTSTANDING
SHAREHOLDER	OF SHARES	SHARES OF THE FUND
GROWTH & INCOME FUND — CLASS A
Charles Schwab Co. Reinvest Account 101 Montgomery St. San Francisco, CA 94104-4151 (Owned of Record)	15,249,946	15.23%
Citigroup Global Markets Inc. House Account Attn.: Peter Booth 333 West 34th Street, Floor 7 New York, NY 10001-2402 (Owned of Record)	7,730,593	7.72
Merrill Lynch & Co., Inc. For the Sole Benefit of its Customers Attn.: Fund Admin-97HC4 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484 (Owned of Record)	7,661,546	7.65
GROWTH & INCOME FUND — CLASS B
Merrill Lynch & Co., Inc. For the Sole Benefit of its Customers Attn.: Fund Admin-97HC5 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484 (Owned of Record)	4,088,592	20.83%
Citigroup Global Markets Inc. House Account Attn.: Peter Booth 333 West 34th Street, Floor 7 New York, NY 10001-2402 (Owned of Record)	2,786,247	14.20
GROWTH & INCOME FUND — CLASS C
Citigroup Global Markets Inc. House Account Attn.: Peter Booth 333 West 34th Street, Floor 7 New York, NY 10001-2402 (Owned of Record)	16,021,050	24.63%
Merrill Lynch & Co., Inc. For the Sole Benefit of its Customers Attn.: Fund Admin-97KS6 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484 (Owned of Record)	15,925,649	24.49
GROWTH & INCOME FUND — CLASS I
Strafe & Co. FAO Lakeland Hospital Mutual Fund Account P.O. Box 160 Westerville, OH 43086-0160 (Owned Beneficially)	817,183	18.48%
NFS LLC FEBO Calamos Holdings LLC 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)	633,025	14.32
The Scripps Research Institute 10550 N. Torrey Pines Rd. TPC-16 La Jolla, CA 92037-1000 (Owned Beneficially)	612,101	13.84

		PERCENTAGE (%) OF
	NUMBER	OUTSTANDING
SHAREHOLDER	OF SHARES	SHARES OF THE FUND
National City Bank TTEE BHG Long Term Reserve — CAL/Mondrai Trust Mutual Funds P.O. Box 94984 Cleveland, OH 44101-4984 (Owned of Record)	577,246	13.06
U.S. Bancorp Investments Inc. 60 Livingston Ave St. Paul, MN 55107-2292 (Owned of Record)	546,201	12.35
Bronson Healthcare Group Retirement Plan National City Bank TTEE Trust Mutual Funds P.O. Box 94984 Cleveland, OH 44101-4984 (Owned of Record)	340,839	7.71
GROWTH & INCOME FUND — CLASS R
Calamos Holdings LLC Attn.: Corporate Accounting 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)	3,202	100.00%
HIGH YIELD FUND — CLASS A
AST Capital Trust Co of DE TTEE FBO Municipal Employees MF Account P.O. Box 52129 Phoenix, AZ 85072-2129 (Owned of Record)	4,771,015	27.55%
FTC & Co Datalynx P.O. Box 173736 Denver, CO 80217-3736 (Owned of Record)	2,321,191	13.40
Charles Schwab Co. Reinvest Account 101 Montgomery St San Francisco, CA 94104-4151 (Owned of Record)	1,068,607	6.17
HIGH YIELD FUND — CLASS B
Merrill Lynch & Co., Inc. For the Sole Benefit of its Customers Attn.: Fund Admin-9EJB9 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484 (Owned of Record)	694,879	24.08%
Citigroup Global Markets Inc. House Account Attn: Peter Booth 333 W. 34th Street, 7th Floor New York, NY 10001-2402 (Owned of Record)	337,143	11.68
HIGH YIELD FUND — CLASS C
Merrill Lynch & Co., Inc. For the Sole Benefit of its Customers Attn.: Fund Admin-9EJB9 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484 (Owned of Record)	1,494,559	30.03%
Citigroup Global Markets Inc. House Account Attn.: Peter Booth 333 West 34th Street, Floor 7 New York, NY 10001-2402 (Owned of Record)	913,983	18.36

		PERCENTAGE (%) OF
	NUMBER	OUTSTANDING
SHAREHOLDER	OF SHARES	SHARES OF THE FUND
HIGH YIELD FUND — CLASS I
Capinco c/o US Bank PO Box 1787 Milwaukee, WI 53201-1787 (Owned of Record)	118,631	46.28
NFS LLC FEBO US Bank TTEE Calamos Asset Management Inc. Retirement Plan 4000 W. Broadway Ave. BC-MN-H24B Robbinsdale, MN 55422-2212 (Owned of Record)	92,050	35.91
Prudential Bank and Trust Denknatel Pension Plan Trust Attn: Dina Bassily 80 Livingston Avenue Roseland, NJ 07068-1733 (Owned of Record)	32,138	12.54
Calamos Financial Services FBO Weston W. Marsh 615 Grant Court Burr Ridge, IL 60527-5381 (Owned of Record)	13,523	5.28
HIGH YIELD FUND — CLASS R
Calamos Holdings LLC Attn.: Corporate Accounting 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)	9,329	100.00%
CONVERTIBLE FUND — CLASS A
Merrill Lynch & Co., Inc. For the Sole Benefit of its Customers Attn.: Fund Admin-97HC5 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484 (Owned of Record)	2,181,961	13.78%
Charles Schwab Co. Reinvest Account 101 Montgomery St. San Francisco, CA 94104-4151 (Owned of Record)	1,446,873	9.13
Citigroup Global Markets Inc. House Account Attn.: Peter Booth 333 West 34th Street, Floor 7 New York, NY 10001-2402 (Owned of Record)	1,008,803	6.37
Prudential Investment Management Service FBO Mutual Fund Clients 100 Mulberry Street 3 Gateway Center 11th Floor Mail Stop NJ 05-11-02 Newark, NJ 07102-4061 (Owned of Record)	1,008,369	6.37
CONVERTIBLE FUND — CLASS B
Merrill Lynch & Co., Inc. For the Sole Benefit of its Customers Attn.: Fund Admin-97HC5 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484 (Owned of Record)	2,139,727	35.61%

		PERCENTAGE (%) OF
	NUMBER	OUTSTANDING
SHAREHOLDER	OF SHARES	SHARES OF THE FUND
Citigroup Global Markets Inc. House Account Attn.: Peter Booth 333 West 34th Street, Floor 7 New York, NY 10001-2402 (Owned of Record)	927,958	15.44
CONVERTIBLE FUND — CLASS C
Merrill Lynch & Co., Inc. For the Sole Benefit of its Customers Attn.: Fund Admin-97G09 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484 (Owned of Record)	5,398,736	38.30%
Citigroup Global Markets Inc. House Account Attn.: Peter Booth 333 West 34th Street, Floor 7 New York, NY 10001-2402 (Owned of Record)	3,136,970	22.25
CONVERTIBLE FUND — CLASS I
La Cross Company For the Benefit of its Customers P.O. Box 489 La Crosse, WI 54602-0489 (Owned of Record)	486,578	44.75%
Daniel E. Koshland Jr. Trust Daniel E. Koshland Jr. Charitable Remainder UniTrust U/A DTD Jan. 21, 1996 P.O. Box 7310 Menlo Park, CA 94026-7310 (Owned Beneficially)	283,126	26.04
Key Bank NA Cust FBO ABPFIC-114 P.O. Box 94871 Cleveland, OH 44101-4871 (Owned of Record) NFS LLC FEBO US Bank	133,626	12.29
Calamos Asset Management Inc. Retirement Plan 4000 W. Broadway Avenue BC-MN-H24B Robbinsdale, MN 55422-2212 (Owned of Record)	61,238	5.63
CONVERTIBLE FUND — CLASS R
Calamos Holdings LLC Attn.: Corporate Accounting 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)	5,285	100.00%
MARKET NEUTRAL INCOME FUND — CLASS A
Charles Schwab Co. Reinvest Account 101 Montgomery St. San Francisco, CA 94104-4151 (Owned of Record)	8,351,640	13.47%

		PERCENTAGE (%) OF
	NUMBER	OUTSTANDING
SHAREHOLDER	OF SHARES	SHARES OF THE FUND
Merrill Lynch & Co., Inc. For the Sole Benefit of its Customers Attn.: Fund Admin-97HC6 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484	7,334,492	11.83
(Owned of Record)
Citigroup Global Markets Inc. House Account Attn.: Peter Booth 333 West 34th Street, Floor 7 New York, NY 10001-2402 (Owned of Record)	5,256,974	8.48
Prudential Investment Management Service FBO Mutual Fund Clients Mail Stop NJ 05-11-20 100 Mulberry Street 3 Gateway Center 11th Floor Newark, NJ 07102-4000 (Owned of Record)	3,149,968	5.08
MARKET NEUTRAL INCOME FUND — CLASS B
Merrill Lynch & Co., Inc. For the Sole Benefit of its Customers Attn.: Fund Admin-97HC5 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484 (Owned of Record)	849,804	22.61%
Citigroup Global Markets Inc. House Account Attn.: Peter Booth 333 West 34th Street, Floor 7 New York, NY 10001-2402 (Owned of Record)	398,512	10.60
Morgan Stanley DW Attn: Mutual Fund Operations 2 Harborside Pl, 2nd Floor Jersey City, NJ 07311 (Owned of Record)	243,993	6.49
MARKET NEUTRAL INCOME FUND — CLASS C
Merrill Lynch & Co., Inc. For the Sole Benefit of its Customers Attn.: Fund Admin-97KS6 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484 (Owned of Record)	10,863,529	34.93%
Citigroup Global Markets Inc. House Account Attn.: Peter Booth 333 West 34th Street, Floor 7 New York, NY 10001-2402 (Owned of Record)	5,669,764	18.23
MARKET NEUTRAL INCOME FUND — CLASS I
NFS LLC FEBO The Northern Trust Company P.O. Box 92956 Chicago, IL 60675-2956 (Owned of Record)	478,616	28.37%
US Bank FBO Minnesota Power & Affiliated Master Pension Trust P.O. Box 1787 Milwaukee, WI 53201-1787 (Owned of Record)	443,591	26.29

		PERCENTAGE (%) OF
	NUMBER	OUTSTANDING
SHAREHOLDER	OF SHARES	SHARES OF THE FUND
NFS LLC FEBO John P. Calamos Sr. 2020 Calamos Court Naperville, IL 60563-2799 (Owned of Record)	394,224	23.37
NAP & Co. 1100 Abernathy Road 500 Northpark, Suite 400 Atlanta, GA 30328-5634 (Owned of Record)	116,369	6.90
MARKET NEUTRAL INCOME FUND — CLASS R
Calamos Holdings LLC Attn.: Corporate Accounting 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)	7,827	100.00%
MULTI-FUND BLEND — CLASS B
Merrill Lynch & Co., Inc. For the Sole Benefit of its Customers Attn: Fund Admin-97HC3 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484 (Owned of Record)	59,242	17.61%
MULTI-FUND BLEND — CLASS C
Merrill Lynch & Co., Inc. For the Sole Benefit of its Customers Attn: Fund Admin-97HC3 4800 Deer Lake Dr. E., 2nd Floor Jacksonville, FL 32246-6484 (Owned of Record)	105,249	14.30%
MULTI-FUND BLEND — CLASS I
NFS LLC FEBO US Bank Calamos Asset Management Inc. Retirement Plan 800 Nicollett Mall BC-MN-H24I Minneapolis, MN 55402-7000 (Owned of Record)	3,340	74.22%
Calamos Holdings LLC Attn.: Corporate Accounting 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)	1,000	21.83
MULTI-FUND BLEND — CLASS R
Calamos Holdings LLC Attn.: Corporate Accounting 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)	8,977	100.00%
GLOBAL EQUITY FUND — CLASS A
Calamos Holdings LLC Attn.: Corporate Accounting 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)	2,600,000	86.10%

		PERCENTAGE (%) OF
	NUMBER	OUTSTANDING
SHAREHOLDER	OF SHARES	SHARES OF THE FUND
NFS LLC FEBO John P. Calamos Sr. 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)	279,159	9.24
GLOBAL EQUITY FUND — CLASS B
Calamos Holdings LLC Attn.: Corporate Accounting 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)	100,000	75.70%
GLOBAL EQUITY FUND — CLASS C
Calamos Holdings LLC Attn.: Corporate Accounting 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)	100,000	83.83%
Pershing LLC PO Box 2052 Jersey City, NJ 07303-2052	7,930	6.65
GLOBAL EQUITY FUND — CLASS I
Calamos Holdings LLC Attn.: Corporate Accounting 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)	100,000	91.68%
NFS LLC FEBO US Bank Calamos Asset Management Inc. Retirement Plan 800 Nicollet Mall BC-MN-H24I Minneapolis, MN 55402-7000 (Owned of Record)	9,076	8.32
GLOBAL EQUITY FUND — CLASS R
Calamos Holdings LLC Attn.: Corporate Accounting 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)	100,000	100.00%
GOVERNMENT MONEY MARKET FUND — CLASS I
Calamos Growth Fund For the Sole Benefit of its Customers 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)	254,609,117	46.72%
Calamos Growth & Income Fund For the Sole Benefit of its Customers 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)	98,756,110	18.12
Calamos Market Neutral Income Fund For the Sole Benefit of its Customers 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)	74,075,414	13.59
Calamos Convertible & High Income Fund For the Sole Benefit of its Customers 2020 Calamos Court Naperville, IL 60563-2775 (Owned of Record)	31,387,330	5.76

     At May 31, 2007, the trustees and officers of the Trust as a group owned: 16.4% of the outstanding Class I shares of Growth Fund; 10.6% of the outstanding Class A shares of Value Fund; 3.4% of the outstanding Class A shares and 45.3% of the outstanding Class I shares of Blue Chip Fund; 4.0% of the outstanding Class A shares and 14.6% of the outstanding Class I shares of Global Growth and Income Fund; 1.4% of the outstanding Class A shares and 89.7% of the outstanding Class I shares of International Growth Fund; 23.4% of the outstanding Class I shares of Market Neutral Income Fund; 1.7% of the outstanding Class A shares and 9.1% of the outstanding Class I shares of High Yield Fund; 1.2% of the outstanding Class I shares of Convertible Fund; 9.2% of the outstanding Class A shares of Global Equity Fund; and less than one percent of the outstanding shares of each other class of each Fund.
CUSTODIAN AND TRANSFER AGENT
     The Bank of New York, 48 Wall Street, New York, New York 10286, is the custodian for the assets of each Fund. The custodian is responsible for holding all cash and securities of the Funds, directly or through a book entry system, delivering and receiving payment for securities sold by the Funds, receiving and paying for securities purchased by the Funds, collecting income from investments of the Funds and performing other duties, all as directed by authorized persons of the Trust. The custodian does not exercise any supervisory functions in such matters as the purchase and sale of securities by a Fund, payment of dividends or payment of expenses of a Fund.
     U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201, serves as transfer agent and dividend paying agent for each Fund.
     Shares of any Fund may be purchased through certain financial service companies who are agents of the Funds for the limited purpose of completing purchases and sales. For services provided by such a company with respect to Fund shares held by that company for its customers, the Fund may pay an annual fee of up to 0.10% of the accounts average annual net assets or up to $12 per account, determined on the basis of how the company charges, for shares held in Network Level III accounts. For shares held in sub-accounts, the Fund may pay an annual fee of: (a) for Class A Shares, up to 0.15% of the account’s average annual net assets or up to $18 per account, determined on the basis of how the company charges, (b) for Class B and Class C Shares, up to 0.15% of the account’s average annual net assets or up to $21 per account, determined on the basis of how the company charges, and (c) for Class I and R Shares, up to 0.15% of the account’s average annual assets.
FUND ACCOUNTING AND FINANCIAL ACCOUNTING AGENT
     Under the arrangements with State Street Bank and Trust Company (“State Street”) to provide fund accounting services, State Street provides certain administrative and accounting services including providing daily reconciliation of cash, trades and positions; maintaining general ledger and capital stock accounts; preparing daily trial balance; calculating net asset value; providing selected general ledger reports; preferred share compliance; calculating total returns; and providing monthly distribution analysis to the Funds. For the services rendered to the Funds, the Funds pay fees based on the Funds’ combined managed assets (“Combined Assets”) at the annual rate of 0.90% on the first $5 billion of Combined Assets, 0.75% on the next $5 billion, 0.50% on the next $5 billion and 0.35% on the Combined Assets in excess of $15 billion. Each Fund pays its pro-rata share of the fees payable to State Street described below based on relative managed assets of the Fund.
     Calamos Advisors provides the following financial accounting services to the Funds: management of expenses and expense payment processing; monitoring of the calculation of expense accrual amounts for any fund and making of any necessary modifications; coordination of any expense reimbursement calculations and payment; calculation of yields on the Funds in accordance with the SEC’s rules and regulations; calculation of net investment income dividends and capital gains distributions; calculation, tracking and reporting of tax adjustments on all assets of each Fund, including but not limited to contingent debt and preferred trust obligations; preparation of excise tax and fiscal year distributions schedules; preparation of tax information required for financial statement footnotes; preparation of state and federal income tax returns; preparation of specialized calculations of amortization on convertible securities; preparation of year-end dividend disclosure information; monitoring of trustee deferred compensation plan accruals and valuations; and preparation of Form 1099 information statements for board members and service providers. For providing those services, the Funds pay Calamos Advisors a monthly fee at the annual rate of 0.0175% on the first $1 billion of Combined Assets, 0.0150% on the next $1 billion, and 0.0110% on Combined Assets above $2 billion (“financial accounting service fee”). Each Fund pays its pro-rata share of the financial accounting service fee payable to Calamos Advisors based on relative managed assets of the Fund.

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
     Deloitte & Touche LLP, an independent registered public accounting firm, is the Trust’s independent auditor and is located at 111 South Wacker Drive, Chicago, Illinois, 60606. Deloitte & Touche LLP audits and reports on the Funds’ annual financial statements, and performs audit, audit-related and other services when approved by the Trust’s audit committee. Ernst & Young LLP audited the Funds’ annual financial statements for periods prior to the fiscal year ended March 31, 2006.
GENERAL INFORMATION
SHAREHOLDER INFORMATION
     Each Fund is a series of Calamos Investment Trust (formerly named CFS Investment Trust). As of March 18, 1996, all shares of each Fund then outstanding were re-designated as Class A shares of that Fund. Under the terms of the Agreement and Declaration of Trust, the trustees may issue an unlimited number of shares of beneficial interest without par value for each series of shares authorized by the trustees and the trustees may divide the shares of any series into two or more classes of shares of that series. As of the date of this Statement of Additional Information, the Trust has eleven series in operation. All shares issued will be fully paid and non-assessable and will have no preemptive or conversion rights. In the future, the board of trustees may authorize the issuance of shares of additional series and additional classes of shares of any series.
     Each Fund’s shares of a given class are entitled to participate pro rata in any dividends and other distributions declared by the Fund’s board of trustees with respect to shares of the Fund. All shares of the Fund of a given class have equal rights in the event of liquidation of that class.
     Under Massachusetts law, the shareholders of the Trust may, under certain circumstances, be held personally liable for the Trust’s obligations. However, the Trust’s Declaration of Trust disclaims liability of the shareholders, trustees, and officers of the Trust for acts or obligations of the Funds that are binding only on the assets and property of the Fund. The Declaration of Trust requires that notice of such disclaimer be given in each agreement, obligation, or contract entered into or executed by the Trust or the board of trustees. The Declaration of Trust provides for indemnification out of a Fund’s assets of all losses and expenses of any Fund shareholder held personally liable for the Fund’s obligations. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is remote, because it is limited to circumstances in which the disclaimer is inoperative and the Fund itself is unable to meet its obligations.
VOTING RIGHTS
     Each share has one vote and fractional shares have fractional votes. As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies or approving an investment advisory agreement.
FINANCIAL STATEMENTS
     Effective June 29, 2006, the Trust changed its fiscal year end from March 31 to October 31. The Funds’ financial statements for the fiscal period ended October 31, 2006 (except for those of Global Equity Fund and Total Return Bond Fund, which had not commenced operation as of October 31, 2006) are incorporated herein by reference from the Funds’ annual report to shareholders. See the back cover of a Fund’s prospectus for information on how to obtain the Trust’s annual report to shareholders.

APPENDIX—DESCRIPTION OF BOND RATINGS
     A rating of a rating service represents the service’s opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, Calamos Advisors believes that the quality of debt securities in which a Fund invests should be continuously reviewed. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.
     The following is a description of the characteristics of ratings used by Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Corporation, a division of The McGraw-Hill Companies (“S&P”).
MOODY’S RATINGS
     Aaa—Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt-edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. Although the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such bonds.
     Aa—Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa bonds or fluctuation of protective elements may be of greater amplitude or there may be other elements present that make the long term risk appear somewhat larger than in Aaa bonds.
     A—Bonds rated A possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present that suggest a susceptibility to impairment sometime in the future.
     Baa—Bonds rated Baa are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
     Ba—Bonds rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
     B—Bonds rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
     Caa—Bonds rated Caa are of poor standing. Such bonds may be in default or there may be present elements of danger with respect to principal or interest.
     Ca—Bonds rated Ca represent obligations that are speculative in a high degree. Such bonds are often in default or have other marked shortcomings.
S&P RATINGS
     AAA—Bonds rated AAA have the highest rating. The obligor’s capacity to meet its financial commitment on the bond is extremely strong.
     AA—Bonds rated AA differ from AAA bonds only in small degree. The obligor’s capacity to meet its financial commitment on the bond is very strong.

     A—Bonds rated A are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than bonds in higher rated categories. However, the obligor’s capacity to meet its financial commitment on the bond is still strong.
     BBB—Bonds rated BBB exhibit adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the bond.
     BB—B—CCC—CC AND C—Bonds rated BB, B, CCC, CC and C are regarded as having significant speculative characteristics. BB indicates the lowest degree of speculation among such bonds and C the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major exposures to adverse conditions.

STATEMENT OF ADDITIONAL INFORMATION	May 16, 2007 as supplemented on October 5, 2007
CALAMOS(R) GOVERNMENT MONEY MARKET FUND
2020 Calamos Court
Naperville, Illinois 60563
(630) 245-7200
Toll Free: (800) 8-CFS-FUND (800/823-7386)
     This Statement of Additional Information relates to CALAMOS(R) Government Money Market Fund (the “Fund”), which is a series of Calamos Investment Trust (the “Trust”). It is not a prospectus, but provides information that should be read in conjunction with the CALAMOS(R) Government Money Market Fund prospectus dated the same date as this Statement of Additional Information, and any supplements thereto, which are incorporated herein by reference. The prospectus and the annual and semi-annual reports of the Fund may be obtained without charge by writing or telephoning the Fund at the address or telephone numbers set forth above.

THE TRUST AND THE FUND
     The Trust was organized as a Massachusetts business trust on December 21, 1987. The Fund is an open-end, diversified management investment company. Prior to June 23, 1997, the name of the Trust was CFS Investment Trust.
INVESTMENT OBJECTIVE
     The Fund seeks maximum current income consistent with liquidity and stability of capital. The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in obligations issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities (“U.S. Government Obligations”), and repurchase agreements collateralized by U.S. Government Obligations. Under normal circumstances, the Fund expects to invest exclusively in such U.S. Government Obligations and repurchase agreements. Under Rule 2a-7 of the Investment Company Act of 1940, as amended (the “Investment Company Act”), all securities purchased by the Fund must have remaining maturities of 397 days or less, and the Fund maintains a dollar-weighted average portfolio maturity of 90 days or less.
     The Fund’s investment objective may not be changed without the approval of a “majority of outstanding” shares of the Fund, as defined in the Investment Company Act. The Fund will notify shareholders at least 60 days prior to any change in its 80% policy.
INVESTMENT PRACTICES
     The prospectus contains information concerning the Fund’s investment objective and principal investment strategies and risks. This Statement of Additional Information provides additional information concerning those principal strategies and their associated risks.
U.S. GOVERNMENT OBLIGATIONS
     U.S. Government Obligations include securities that are issued or guaranteed by the U.S. Treasury and by various U.S. Government agencies and instrumentalities. U.S. Treasury obligations (“U.S. Treasuries”) include Treasury bills, Treasury notes, and Treasury bonds. U.S. Treasuries also include the separate principal and interest components of U.S. Treasuries that are traded under the Separate Trading of Registered Interest and Principal of Securities (“STRIPS”) program. U.S. Treasury obligations are backed by the full faith and credit of the U.S. Government.
     Obligations issued or guaranteed by U.S. Government agencies and instrumentalities may be supported by any of the following: (a) the full faith and credit of the U.S. Treasury, (b) the right of the issuer to borrow an amount limited to a specific line of credit from the U.S. Treasury, (c) the discretionary authority of the U.S. Treasury to lend to such Government agency or instrumentality, or (d) the credit of the instrumentality. Government agencies that issue or guarantee securities backed by the full faith and credit of the U.S. include the Government National Mortgage Association and the Small Business Administration. Government agencies and instrumentalities that issue or guarantee securities not backed by the full faith and credit of the U.S. include the Federal Farm Credit Banks, the Federal Home Loan Banks, the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association, the Federal Land Bank, the Bank for Cooperatives, the Federal Intermediate Credit Bank, the Federal Financing Bank, the Resolution Funding Corporation, the Financing Corporation of America and the Tennessee Valley Authority. In the case of securities not backed by the full faith and credit of the U.S., the investor must look principally to the agency issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the U.S. in the event the agency or instrumentality does not meet its commitments.
     The Fund may invest in securities issued or guaranteed by any of the entities listed above or by any other agency established or sponsored by the U.S. Government, provided that the securities are otherwise permissible investments of the Fund. Certain U.S. Government Obligations that have a variable rate of interest readjusted no less frequently than annually will be deemed to have a maturity equal to the period remaining until the next readjustment of the interest rate.
     The Fund’s yield will fluctuate due to changes in interest rates, economic conditions, quality ratings and other factors. The prepayment experience of the mortgages underlying mortgage-related securities, such as obligations issued by the Government National Mortgage Association, may affect the value of, and return on, an investment in such securities.

STRIPS
     STRIPS are U.S. Treasuries that have been issued without interest coupon or stripped of their unmatured interest coupons, interest coupons that have been stripped from such U.S. Treasuries, and receipts or certificates representing interests in such stripped U.S. Treasuries and coupons. A STRIPS security pays no interest in cash to its holder during its life although interest is accrued for federal income tax purposes. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally an amount significantly less than its face value. Investing in STRIPS may help to preserve capital during periods of declining interest rates. For example, if interest rates decline, Government National Mortgage Association Certificates purchased at greater than par are more likely to be prepaid, which would cause a loss of principal. In anticipation of this, the Fund might purchase STRIPS, the value of which would be expected to increase when interest rates decline.
     STRIPS do not entitle the holder to periodic payments of interest prior to maturity. Accordingly, such securities usually trade at a deep discount from their face or par value and will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities that make periodic distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, STRIPS eliminate the reinvestment risk and lock in a rate of return to maturity. STRIPS may be more volatile than similar non-stripped securities. Current federal tax law requires that a holder of a STRIPS security accrue a portion of the discount at which the security was purchased as income each year even though the Fund received no interest payment in cash on the security during the year.
     U.S. Treasuries that have been stripped by a member bank of the Federal Reserve System are considered “Government securities” for the purposes of Rule 2a-7 under the Investment Company Act. U.S. Treasuries that have been stripped by banks, brokerage firms or other entities (“privately-issued STRIPS”) are not considered “Government securities” and will be evaluated for creditworthiness in accordance with Rule 2a-7.
REPURCHASE AGREEMENTS
     Repurchase agreements are transactions by which the Fund purchases a security and simultaneously commits to resell that security to the seller at an agreed upon time and price, thereby determining the yield during the term of the agreement. In the event of a bankruptcy or other default by the seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses. To minimize these possibilities, the Fund intends to enter into only tri-party repurchase agreements, whereby a third party sub-custodian continuously maintains collateral in an amount equal to, or in excess of, the market value of the underlying security, and to utilize only member banks of the Federal Reserve System, primary dealers (as designated by the Federal Reserve Bank of New York) and other trusted dealers (as approved by the board of trustees) in such securities. The Fund may enter into only repurchase agreements that are fully collateralized by U.S. Government Obligations. Although the securities subject to the repurchase agreement might bear maturities exceeding one year, settlement for the repurchase would never be more than one year after the Fund’s acquisition of the securities and normally would be within a shorter period of time. The resale price will be in excess of the purchase price, reflecting an agreed upon market rate effective for the period of time the Fund’s money will be invested in the securities and will not be related to the coupon rate of the purchased security. At the time the Fund enters into a repurchase agreement, the value of the underlying security, including accrued interest, will equal or exceed 102% of the value of the repurchase agreement, and in the case of a repurchase agreement exceeding one day, the seller will agree that the value of the underlying security, including accrued interest, will at all times equal or exceed 102% of the value of the repurchase agreement. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying security and losses, including: (a) possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto; (b) possible subnormal levels of income and lack of access to income during this period; and (c) expenses of enforcing its rights. In an effort to reduce these risks, Calamos Advisors LLC (“Calamos Advisors”), the Fund’s investment adviser, will monitor the creditworthiness of the firms with which the Fund enters into repurchase agreements. The Fund will not enter into a repurchase agreement not terminable within seven business days if, as a result thereof, more than 10% of the value of the net assets of the Fund would be invested in such securities and other illiquid securities.
VARIABLE AND FLOATING RATE SECURITIES
     Variable and floating rate securities provide for periodic adjustments in the interest rate paid on a security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate or the issuer’s credit quality. Some variable or floating rate securities are structured with put features that permit holders to demand payment of the unpaid principal balance plus accrued interest from the issuer or certain financial intermediaries. Generally, changes in interest rates will have a smaller effect on the market value of variable and

2

floating rate securities than on the market value of comparable fixed income obligations. Thus, investing in variable and floating rate securities generally allows less opportunity for capital appreciation and depreciation than investing in comparable fixed income securities.
INVESTMENT RESTRICTIONS
     The Fund has elected to be classified as a diversified, open-end management investment company.
     The Fund operates under the following fundamental investment restrictions and may not:
(i)	make any investment inconsistent with the Fund’s classification as a diversified investment company under the Investment Company Act;

(ii)	purchase securities of any issuer if, as a result, with respect to 75% of the Fund’s total assets, more than 5% of the value of its total assets would be invested in the securities of any one issuer or the Fund’s ownership would be more than 10%, of the outstanding voting securities of any one issuer, provided that this restriction does not limit the Fund’s investments in securities issued or guaranteed by the U.S. Government, its agencies and instrumentalities;

(iii)	act as an underwriter of securities, except insofar as it may be deemed an underwriter for purposes of the Securities Act of 1933 on disposition of securities acquired subject to legal or contractual restrictions on resale;

(iv)	purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies that invest in real estate or interests therein), commodities or commodity contracts, except that the Fund may (a) enter into futures, options and options on futures, (b) forward contracts and (c) other financial transactions not requiring the delivery of physical commodities;

(v)	make loans, but this restriction shall not prevent the Fund from (a) investing in debt obligations, (b) investing in repurchase agreements or (c) lending portfolio securities; provided, however, that it may not lend securities if, as a result, the aggregate value of all securities loaned would exceed 33% of its total assets (taken at market value at the time of such loan);

(vi)	borrow, except from banks, other affiliated Funds and other entities to the extent permitted under the Investment Company Act(1);

(vii)	invest in a security if more than 25% of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities(2); or

(viii)	issue any senior security, except to the extent permitted under the Investment Company Act(3).

(1)	The Fund’s borrowing practices are limited by the 1940 Act. Currently, under the 1940 Act, the Fund may borrow in an aggregate amount not exceeding 33 1/3% of its total assets for any purpose, but borrowings from entities other than banks may not exceed 5% of its total assets and may be only as a temporary measure for extraordinary or emergency purposes, unless the Fund has received an exemptive order from the SEC permitting it to borrow from other affiliated funds in excess of 5% of its total assets. The Fund does not intend to purchase securities when its borrowings exceed 5% of total assets.

(2)	The SEC staff has taken the position that an investment company may not invest in a security if 25% or more of its total assets (taken at market value at the time of a particular purchase) would be invested in the securities of issuers of a particular industry. The Fund intends to comply with the staff’s interpretation of the industry concentration requirement.

(3)	Currently, under the 1940 Act, a “senior security” does not include any promissory note or evidence of indebtedness where the indebtedness is for temporary purposes only and in an amount not exceeding 5% of the value of the total assets of the issuer at the time the loan is made. A loan is presumed to be for temporary purposes if it is repaid within 60 days and is not extended or renewed.
     In addition to the fundamental restrictions listed above, and as a non-fundamental policy, the Fund may not:
(a)	invest in shares of other investment companies, except as permitted by the Investment Company Act(4);

(b)	invest in companies for the purpose of exercising control or management;

(c)	purchase securities on margin (except for use of such short-term credits as are necessary for the clearance of transactions, including transactions in options, futures and options on futures), or participate on a joint or

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a joint and several basis in any trading account in securities, except in connection with transactions in options, futures and options on futures;

(d)	make short sales of securities, except that the Fund may make short sales of securities (i) if the Fund owns an equal amount of such securities, or owns securities that are convertible or exchangeable, without payment of further consideration, into an equal amount of such securities;

(e)	invest more than 25% of its net assets (valued at time of purchase) in securities of foreign issuers (other than securities represented by ADRs and securities guaranteed by a U.S. person); or

(f)	invest more than 10% of the Fund’s net assets (taken at market value at the time of each purchase) in illiquid securities, including repurchase agreements maturing in more than seven days.
     The fundamental investment restrictions above may not be changed without the approval of a “majority of outstanding” shares of the Fund. The non-fundamental investment restrictions above may be changed by the board of trustees without shareholder approval.
          Notwithstanding the foregoing non-fundamental investment restrictions, the Fund may purchase securities pursuant to the exercise of subscription rights, subject to the condition that such purchase will not result in the Fund’s ceasing to be a diversified investment company. Far Eastern and European corporations frequently issue additional capital stock by means of subscription rights offerings to existing shareholders at a price substantially below the market price of the shares. The failure to exercise such rights would result in the Fund’s interest in the issuing company being diluted. The market for such rights is not well developed in all cases and, accordingly, the Fund may not always realize full value on the sale of rights. The exception applies in cases where the limits set forth in the investment restrictions would otherwise be exceeded by exercising rights or would have already been exceeded as a result of fluctuations in the market value of the Fund’s portfolio securities with the result that the Fund would be forced either to sell securities at a time when it might not otherwise have done so, to forego exercising the rights.
(4) The Fund may only invest in other registered money market funds.
MANAGEMENT
TRUSTEES AND OFFICERS
     The management of the Trust, including general supervision of the duties performed for the Fund under the investment management agreement between the Trust and Calamos Advisors, is the responsibility of its board of trustees. Each trustee elected will hold office for the lifetime of the Trust or until such trustee’s earlier resignation, death or removal; however, each trustee who is not an interested person of the Trust shall retire as a trustee at the end of the calendar year in which the trustee attains the age of 72 years.
     The following table sets forth each trustee’s name, age at March 31, 2007, position(s) with the Trust, number of portfolios in the Calamos Fund Complex overseen, principal occupation(s) during the past five years and other directorships held, and date first elected or appointed. Each trustee oversees the Fund.
TRUSTEES WHO ARE INTERESTED PERSONS OF THE TRUST:

NAME AND AGE	POSITION(S) WITH TRUST	PORTFOLIOS OVERSEEN	PRINCIPAL OCCUPATION(S) AND OTHER DIRECTORSHIPS
John P. Calamos, Sr., 66*	Trustee and President	17	Chairman, CEO, and Co-Chief Investment Officer, Calamos Asset Management, Inc. (“CAM”), Calamos Holdings LLC (“CHLLC”) and Calamos Advisors LLC and its predecessor (“Calamos Advisors”), and President and Co-Chief Investment Officer, Calamos Financial Services LLC and its predecessor(“CFS”); Director, CAM
TRUSTEES WHO ARE NOT INTERESTED PERSONS OF THE TRUST:

NAME AND AGE	POSITION(S) WITH TRUST	PORTFOLIOS OVERSEEN	PRINCIPAL OCCUPATION(S) AND OTHER DIRECTORSHIPS
Joe F. Hanauer, 69	Trustee (since 2001)	17	Private investor; Director, MAF Bancorp (bank
			holding company); Chairman and Director, Move,
			Inc., (internet provider of real estate
			information and products); Director, Combined
			Investments, L.P. (investment management)

Weston W. Marsh, 56	Trustee (since 2002)	17	Of Counsel, and prior thereto, Partner, Freeborn
			& Peters (law firm)

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NAME AND AGE	POSITION(S) WITH TRUST	PORTFOLIOS OVERSEEN	PRINCIPAL OCCUPATION(S) AND OTHER DIRECTORSHIPS
John E. Neal, 57	Trustee (since 2001)	17	Private investor; Managing Director, Bank One
			Capital Markets, Inc. (investment banking)
			(2000-2004); Director, Focused Health Services
			(private disease management company), and
			Equity Residential (publicly-owned REIT), Ranir
			LLC (oral products company) and CBA Commercial
			(commercial mortgage securitization company);
			Partner, Private Perfumery LLC (private label
			perfume company) and Linden LLC (health care
			private equity)

William R. Rybak, 56	Trustee (since 2002)	17	Private investor; formerly Executive Vice
			President and Chief Financial Officer, Van
			Kampen Investments, Inc. (investment manager);
			Director, Howe Barnes Hoefer Arnett, Inc.
			(investment services firm) and PrivateBancorp,
			Inc. (bank holding company); Trustee, JNL Series
			Trust, JNL Investors Series Trust, JNL Variable
			Fund LLC and JNLNY Variable Fund I LLC**

Stephen B. Timbers, 62	Trustee (since 2004); Lead	17	Private investor; formerly Vice Chairman,
	Independent Trustee (since 2005)		Northern Trust Corporation (bank holding
			company); formerly President and Chief
			Executive Officer, Northern Trust Investments,
			N.A. (investment manager); formerly President,
			Northern Trust Global Investments, a division
			of Northern Trust Corporation and Executive
			Vice President, The Northern Trust Corporation;
			formerly Director, Northern Trust Securities,
			Inc.

David D. Tripple, 63	Trustee (since 2006)	17	Private investor; Trustee, Century Shares Trust
			and Century Small Cap Select Fund***

*	Mr. Calamos is an “interested person” of the Trust as defined in the Investment Company Act because he is an affiliate of Calamos Advisors and CFS.

**	Overseeing 91 portfolios in fund complex.

***	Overseeing two portfolios in fund complex.

The address of the Trustees is 2020 Calamos Court, Naperville, Illinois 60563.
     OFFICERS. The preceding table gives information about John P. Calamos, Sr., who is president of the Trust. The following table sets forth each other officer’s name and age at March 31, 2007, position with the Trust and date first appointed to that position, and principal occupation(s) during the past five years. Each officer serves until his or her successor is chosen and qualified or until his or her resignation or removal by the board of trustees.

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NAME AND AGE	POSITION (S) WITH TRUST	PRINCIPAL OCCUPATION (S)
Nimish S. Bhatt, 43	Treasurer (since 2004)	Senior Vice President and Director of Operations, CAM, CHLLC, Calamos Advisors and CFS (since 2004); Senior Vice President, Alternative Investments and Tax Services, the BISYS Group, Inc., prior thereto

Nick P. Calamos, 45*	Vice President (since 1992)	Senior Executive Vice President and Co-Chief Investment Officer, CAM, CHLLC, Calamos Advisors and CFS

Patrick H. Dudasik, 51	Vice President (since 2001)	Executive Vice President, Chief Financial Officer and Treasurer, CAM and CHLLC (since 2004), Calamos Advisors and CFS (since 2001); Chief Operating Officer, CAM, CHLLC and CFS (since 2007); Administrative Officer, CAM and CHLLC (2004-2005), Calamos Advisors and CFS (2001-2005)

James S. Hamman, Jr., 37	Secretary (since 1998)	Executive Vice President, Secretary and General Counsel, CAM, CHLLC, Calamos Advisors and CFS; Chief Compliance Officer of the Trust (2004-2005)

Mark J. Mickey, 55	Chief Compliance Officer (since 2005)	Chief Compliance Officer, Calamos Funds (since 2005) and Chief Compliance Officer, Calamos Advisors (2005-2006); Director of Risk Assessment and Internal Audit, Calamos Advisors (2003-2005); President, Mark Mickey Consulting (2002-2003)

*	Nick P. Calamos resigned from the board of trustees effective June 28, 2006.
     The address of each officer is 2020 Calamos Court, Naperville, Illinois 60563.
     COMMITTEES OF THE BOARD OF TRUSTEES. The Trust’s board of trustees currently has six standing committees:
Executive Committee. Messrs. Calamos and Timbers are members of the executive committee, which has authority during intervals between meetings of the board of trustees to exercise the powers of the board, with certain exceptions. Mr. Calamos is an interested trustee of the Trust.
Dividend Committee. Mr. Calamos serves as the sole member of the dividend committee. The dividend committee is authorized to declare distributions on the shares of the Trust’s series in accordance with such series’ distribution policies, including, but not limited to, regular dividends, special dividends and short- and long-term capital gains distributions.
Audit Committee. Messrs. Hanauer, Marsh, Neal, Rybak, Timbers and Tripple serve on the audit committee. The audit committee operates under a written charter adopted and approved by the board. The audit committee selects independent auditors, approves services to be rendered by the auditors, monitors the auditors’ performance, reviews the results of the Trust’s audit and responds to other matters deemed appropriate by the board. All members of the audit committee are independent trustees of the Trust.
Valuation Committee. Messrs. Marsh, Timbers and Tripple serve on the valuation committee. The valuation committee operates under a written charter approved by the board. The valuation committee oversees valuation matters of the Trust delegated to the pricing committee, including the fair valuation determinations and methodologies proposed and utilized by the pricing committee, reviews the Trust’s valuation procedures and their application by the pricing committee, reviews pricing errors and procedures for calculation of net asset value of each series of the Trust and responds to other matters deemed appropriate by the board.
Governance Committee. Messrs. Hanauer, Marsh, Neal, Rybak, Timbers and Tripple serve on the governance committee. The governance committee operates under a written charter adopted and approved by the board. The governance committee oversees the independence and effective functioning of the board of trustees and endeavors to be informed about good practices for mutual fund boards. It also makes recommendations to the board regarding compensation of independent trustees. The governance committee also functions as a nominating committee by making recommendations to the board of trustees regarding candidates for election as non-interested trustees. The governance committee looks to many sources for recommendations of qualified trustees, including current

6

trustees, employees of Calamos Advisors, current shareholders of the Fund, search firms that are compensated for their services and other third party sources. Any such search firm identifies and evaluates potential candidates, conducts screening interviews and provides information to the governance committee with respect to the individual candidates and the market for available candidates. In making trustee recommendations, the governance committee considers a number of factors, including a candidate’s background, integrity, knowledge and relevant experience. These factors are set forth in an appendix to the committee’s charter. Any prospective candidate is interviewed by the trustees and officers, and references are checked. The governance committee will consider shareholder recommendations regarding potential trustee candidates that are properly submitted to the governance committee for its consideration.
    A Fund shareholder who wishes to propose a trustee candidate must submit any such recommendation in writing via regular mail to the attention of the Trust’s Secretary, at the address of the Trust’s principal executive offices. The shareholder recommendation must include:
-	the number and class of all shares of the Trust’s series owned beneficially or of record by the nominating shareholder at the time the recommendation is submitted and the dates on which such shares were acquired, specifying the number of shares owned beneficially;

-	a full listing of the proposed candidate’s education, experience (including knowledge of the investment company industry, experience as a director or senior officer of public or private companies, and directorships on other boards of other registered investment companies), current employment, date of birth, business and residence address, and the names and addresses of at least three professional references;

-	information as to whether the candidate is, has been or may be an “interested person” (as such term is defined in the Investment Company Act) of the Trust, Calamos Advisors or any of its affiliates, and, if believed not to be or have been an “interested person,” information regarding the candidate that will be sufficient for the committee to make such determination;

-	the written and signed consent of the candidate to be named as a nominee and to serve as a trustee of the Trust, if elected;

-	a description of all arrangements or understandings between the nominating shareholder, the candidate and/or any other person or persons (including their names) pursuant to which the shareholder recommendation is being made, and if none, so specify;

-	the class or series and number of all shares of the Trust’s series owned of record or beneficially by the candidate, as reported by the candidate; and

-	such other information that would be helpful to the governance committee in evaluating the candidate.
     The governance committee may require the nominating shareholder to furnish other information it may reasonably require or deem necessary to verify any information furnished pursuant to the procedures delineated above or to determine the qualifications and eligibility of the candidate proposed by the nominating shareholder to serve as a trustee. If the nominating shareholder fails to provide such additional information in writing within seven days of receipt of written request from the governance committee, the recommendation of such candidate will be deemed not properly submitted for consideration, and the governance committee is not required to consider such candidate.
     Unless otherwise specified by the governance committee’s chairman or by legal counsel to the non-interested trustees, the Trust’s Secretary will promptly forward all shareholder recommendations to the governance committee’s chairman and the legal counsel to the non-interested trustees, indicating whether the shareholder recommendation has been properly submitted pursuant to the procedures adopted by the governance committee for the consideration of trustee candidates nominated by shareholders.
     Recommendations for candidates as trustees will be evaluated, among other things, in light of whether the number of trustees is expected to change and whether the trustees expect any vacancies. During periods when the governance committee is not actively recruiting new trustees, shareholder recommendations will be kept on file until active recruitment is under way. After consideration of a shareholder recommendation, the governance committee may dispose of the shareholder recommendation.
In addition to the above committees, there is a pricing committee, appointed by the board of trustees, comprised of officers of the Trust and employees of Calamos Advisors.

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     Effective June 29, 2006, the Trust changed its fiscal year end from March 31 to October 31. The following table identifies the number of meetings the board and each committee held during the seven months ended October 31, 2006 and the fiscal year ended March 31, 2006.

	NUMBER OF MEETINGS DURING	NUMBER OF MEETINGS DURING
	SEVEN MONTHS ENDED	FISCAL YEAR ENDED
	OCTOBER 31, 2006	MARCH 31, 2006
Board	2	6
Executive Committee	1	0
Audit Committee	2	7
Governance Committee	2	6
Dividend Committee	0	0
Valuation Committee*	N/A	N/A

*	The valuation committee was authorized on December 14, 2006.
     All of the trustees and committee members then serving attended at least 75% of the meetings of the board of trustees and applicable committees held during each such fiscal year except that Nick P. Calamos attended 67% of the meetings held during the fiscal year ended March 31, 2006.
TRUSTEE AND OFFICER COMPENSATION. Mr. John Calamos, the trustee who is an “interested person” of the Trust, does not receive compensation from the Trust. Although they are compensated, the non-interested trustees do not receive any pension or retirement benefits from the Trust. Mr. Mickey is the only Trust officer who receives compensation from the Trust. The following table sets forth the total compensation (including any amounts deferred, as described below) paid by the Trust during the periods indicated to each of the current trustees and officers compensated by the Trust.

	SEVEN MONTHS ENDED OCTOBER 31, 2006		FISCAL YEAR ENDED MARCH 31, 2006
	AGGREGATE	TOTAL COMPENSATION	AGGREGATE	TOTAL COMPENSATION
	COMPENSATION	FROM CALAMOS	COMPENSATION	FROM CALAMOS
NAME	FROM THE FUND(1)	FUND COMPLEX(2)(3)	FROM THE FUND(1)	FUND COMPLEX(2)(4)
John P. Calamos, Sr.	N/A	$0	N/A	$0
Joe F. Hanauer	N/A	49,000	N/A	110,500
Weston W. Marsh+	N/A	49,000	N/A	113,500
John E. Neal+	N/A	56,500	N/A	124,750
William R. Rybak	N/A	52,750	N/A	121,000
Stephen B. Timbers	N/A	69,000	N/A	148,500
David D. Tripple	N/A	49,000	N/A	27,500
Mark J. Mickey	N/A	87,500	N/A	100,000

(1)	As of October 31, 2006, the Fund had not commenced operation.

(2)	Includes fees deferred during the relevant period pursuant to a deferred compensation plan. Deferred amounts are treated as though such amounts have been invested and reinvested in shares of one or more of the series of the Trust selected by the trustee. As of October 31, 2006, the values of the deferred compensation accounts of each of Messrs. Marsh and Neal were $203,673 and $366,829, respectively. As of March 31, 2006, the values of those accounts were $157,930 and $315,890, respectively.

(3)	Consisting of 15 portfolios as of the end of the period indicated.

(4)	Consisting of 14 portfolios as of the end of the period indicated.
     Beginning on November 1, 2006, the compensation paid to the non-interested trustees of the Trust for their services as such consists of an annual retainer fee in the amount of $80,000, with annual supplemental retainers of $40,000 to the lead independent trustee, $20,000 to the chair of the audit committee and $10,000 to the chair of any other committee. Each non-interested trustee receives a meeting attendance fee of $6,000 for any board meeting attended in person, $3,000 for any board meeting attended by telephone and $3,000 for any committee meeting attended in person or by telephone.

8

     Compensation paid to the non-interested trustees is allocated among the series of the Trust in accordance with a procedure determined from time to time by the board.
     The Trust has adopted a deferred compensation plan for non-interested trustees (the “Plan”). Under the Plan, a trustee who is not an “interested person” of Calamos Advisors and has elected to participate in the Plan (a “participating trustee”) may defer receipt of all or a portion of his compensation from the Trust in order to defer payment of income taxes or for other reasons. The deferred compensation payable to the participating trustee is credited to the trustee’s deferral account as of the business day such compensation otherwise would have been paid to the trustee. The value of a trustee’s deferred compensation account at any time is equal to what would be the value if the amounts credited to the account had instead been invested in shares of one or more of the series of the Trust as designated by the trustee. Thus, the value of the account increases with contributions to the account or with increases in the value of the measuring shares, and the value of the account decreases with withdrawals from the account or with declines in the value of the measuring shares. If a participating trustee retires, the trustee may elect to receive payments under the plan in a lump sum or in equal annual installments over a period of five years. If a participating trustee dies, any amount payable under the Plan will be paid to the trustee’s beneficiaries. The Fund’s obligation to make payments under the Plan is a general obligation of the Fund. The Fund is not liable for the obligations of any other series of the Trust to make payments under the Plan.
     At December 31, 2006, each trustee beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the 1934 Act) shares of all funds in the Fund Complex having values within the indicated dollar ranges.

AGGREGATE
DOLLAR RANGE
	GOVERNMENT	OF SHARES OF
	MONEY MARKET	ALL FUNDS IN THE
	FUND*	FUND COMPLEX
John P. Calamos, Sr.	N/A	over $100,000
Joe F. Hanauer	N/A	over $100,000
Weston W. Marsh	N/A	over $100,000
John E. Neal	N/A	over $100,000
William R. Rybak	N/A	over $100,000
Stephen B Timbers	N/A	over $100,000
David D. Tripple	N/A	over $100,000

*	As of December 31, 2006, the Fund had not commenced operation.
     No trustee who is not an “interested person” of the Trust owns beneficially or of record, any security of Calamos Advisors, CFS, or any person (other than a registered investment company) directly or indirectly controlling, controlled by or under common control with Calamos Advisors or CFS.
     PROXY VOTING PROCEDURES. The Fund has delegated proxy voting responsibilities to Calamos Advisors, subject to the board of trustees’ general oversight. The Fund expects Calamos Advisors to vote proxies related to the Fund’s portfolio securities for which the Fund has voting authority consistent with the Fund’s best economic interests. Calamos Advisors has adopted its own Proxy Voting Policies and Procedures (the “Policies”). The Policies address, among other things, conflicts of interest that may arise between the Funds’ interests, and the interests of Calamos Advisors and its affiliates.
     The following is a summary of the Policies used by Calamos Advisors in voting proxies.
     To assist it in voting proxies, Calamos Advisors has established a committee comprised of members of its Portfolio Management and Research Departments. The committee and/or its members will vote proxies using the following guidelines.
     In general, if Calamos Advisors believes that a company’s management and board have interests sufficiently aligned with the Fund’s interest, Calamos Advisors will vote in favor of proposals recommended by the company’s board. More specifically, Calamos Advisors seeks to ensure that the board of directors of a company is sufficiently aligned with security holders’ interests and provides proper oversight of the company’s management. In many cases this may be best accomplished by having a majority of independent board members. Although Calamos Advisors will examine board member elections on a case-by-case basis, it will generally vote for the election of directors that would result in a board comprised of a majority of independent directors.

9

     Because of the enormous variety and complexity of transactions that are presented to shareholders, such as mergers, acquisitions, reincorporations, adoptions of anti-takeover measures (including adoption of a shareholder rights plan, requiring supermajority voting on particular issues, adoption of fair price provisions, issuance of blank check preferred stocks and the creation of a separate class of stock with unequal voting rights), changes to capital structures (including authorizing additional shares, repurchasing stock or approving a stock split), executive compensation and option plans, that occur in a variety of industries, companies and market cycles, it is extremely difficult to foresee exactly what would be in the best interests of the Fund in all circumstances. Moreover, voting on such proposals involves considerations unique to each transaction. Accordingly, Calamos Advisors will vote on a case-by-case basis on proposals presenting these transactions.
     Finally, Calamos Advisors has established procedures to help resolve conflicts of interests that might arise when voting proxies for the Fund. These procedures provide that the committee, along with Calamos Advisors’ Legal and Compliance Departments, will examine conflicts of interests with the Fund of which Calamos Advisors is aware and seek to resolve such conflicts in the Fund’s best interests, irrespective of any such conflict. If a member of the committee has a personal conflict of interest, that member will refrain from voting and the remainder of the committee will determine how to vote the proxy solely on the investment merits of any proposal. The committee will then memorialize the conflict and the procedures used to address the conflict.
     The Trust is required to file with the SEC its complete proxy voting record for the 12-month period ending June 30, by no later than August 31 of each year. The Trust’s proxy voting record for the most recent 12-month period ending June 30 is available by August 31 of each year (1) on the SEC’s website at www.sec.gov and (2) without charge, upon request, by calling 800-582-6959.
     You may obtain a copy of Calamos Advisors’ Policies by calling (800) 582-6959, by visiting Calamos Advisors’ website at www.calamos.com, by writing Calamos Advisors at: Calamos Investments, Attn: Client Services, 2020 Calamos Court, Naperville, IL 60563, and on the Commission’s website at www.sec.gov.
     DISCLOSURE OF PORTFOLIO HOLDINGS. The board of trustees, including a majority of the non-interested trustees, has adopted policies and procedures to govern the disclosure of portfolio security holdings. The board of trustees considered the circumstances under which portfolio security holdings may be disclosed to different categories of persons and how to address actual and potential conflicts of interests between the interests of the Fund’s shareholders, on the one hand, and those of Calamos Advisors and CFS, on the other. After giving due consideration to such matters and after exercising their fiduciary duties and reasonable business judgment, the board of trustees determined that the Fund has a legitimate business purpose for disclosing portfolio security holdings to the persons described in the policies and procedures, and that the policies and procedures are reasonably designed to ensure that disclosures of portfolio security holdings are not opposed to the best interests of shareholders and appropriately address the potential for material conflicts of interest.
     Calamos Advisors and CFS carry out the policies and procedures governing disclosure of portfolio security holdings, and as such have access to information regarding portfolio security holdings on a daily basis and may disclose that information to the Fund’s service providers and other third parties only in accordance with the policies and procedures adopted by the board of trustees.
Disclosure to the Public
     A complete list of portfolio security holdings as of the last business day of the preceding fiscal quarter may be disclosed no earlier than 45 days and no later than 60 days after such quarter. In addition, a complete list of portfolio security holdings as of the last business day of the preceding calendar quarter may be disclosed no earlier than 30 days after such quarter. The information relating to both the preceding fiscal quarter and the preceding calendar quarter will be posted on www.calamos.com.
     A subset of the Fund’s portfolio security holdings, such as a top ten list or representative holdings, as of the last business day of the preceding month may be disclosed no earlier than 10 days after such month end. This information will be posted on www.calamos.com pursuant to the procedures.
Non-Public Disclosure
     Disclosure to Rating and Ranking Agencies. A complete list of portfolio security holdings as of the last business day of the preceding calendar quarter may be disclosed to rating or ranking agencies, such as Standard & Poor’s Corporation, a division of the McGraw-Hill Companies (“S&P”), Moody’s Investor Services, Inc. (“Moody’s”), Morningstar, Inc. (“Morningstar”) and Lipper, Inc. (“Lipper”), no earlier than 30 days after the end of such quarter. Any non-public disclosure to rating or ranking agencies shall be made subject to a duty of confidentiality, including a duty not to trade on non-public information. As of March 31, 2007, the following rating or ranking agencies are provided portfolio security holdings information in connection with the above procedures: S&P, Morningstar, Lipper, Bloomberg LP, Thompson Financial Group, LLC, Vickers Stock Research Corporation, and CapitalBridge, Inc.

10

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     Disclosure to Third Parties. Portfolio security holdings may be disclosed more frequently than described above to third parties, with little or no lag time, when the Fund has a legitimate business purpose for doing so. The frequency and lag time of such disclosure is based upon each party’s need for the information. Third parties include, but are not limited to, the Fund’s investment adviser, principal underwriter, custodian, transfer agent, administrator, fund accounting agent, financial accounting agent, independent auditors, attorneys or such other selected third parties. As of March 31, 2007, the following parties receive non-public portfolio security holdings disclosure: Calamos Advisors, CFS, State Street Bank & Trust Company, The Bank of New York Company, Inc., US Bancorp Fund Services LLC, Deloitte & Touche LLP, Wall Street Concepts, Inc., and Bell, Boyd & Lloyd LLP. The third parties have a duty to keep the Fund’s non-public information confidential either through written contractual arrangements with the Fund or Calamos Advisors, or by the nature of their fiduciary duty with respect to the Fund, which includes a duty of confidentiality and a duty to refrain from trading on non-public information. The Fund may be harmed if the service providers breach any non-contractual duty to keep the Fund’s non-public information confidential as the Fund may have no contractual remedies or recourse against such breaching parties.
     In certain circumstances, Calamos Advisors may disclose portfolio security holdings information on an accelerated basis (prior to disclosure of the information to the public) and outside of an ongoing arrangement, with the authorization of Calamos Advisors’ General Counsel or the Trust’s Chief Compliance Officer, when a legitimate business purpose exists for disclosing such information. For example, from time to time Calamos Advisors may receive requests for proposals (RFPs) from consultants or potential clients that request information about the Fund’s holdings prior to disclosure of the information to the public. As long as such requests are on a one-time basis, and do not result in continued receipt of data, such information may be provided in the RFP as of the most recent month end regardless of lag time. Such information will be provided with a confidentiality legend and only in cases where Calamos Advisors has reason to believe that the data will be used only for legitimate business purposes and not for trading.
     In addition, the Fund, Calamos Advisors, CFS and the Fund’s administrator and custodian may, for legitimate business purposes within the scope of their duties and responsibilities, disclose portfolio security holdings (whether a complete list of portfolio security holdings or a subset thereof) and other positions comprising the Fund’s assets to one or more broker-dealers or foreign custodians during the course of, or in connection with, normal day-to-day securities and derivative transactions with or through such broker-dealers or foreign custodians, subject to such broker-dealer’s obligation and/or foreign custodian’s fiduciary duty not to disclose or use material, non-public information concerning the Fund’s portfolio security holdings without the consent of the Fund or its agents. Any such disclosure must be approved in writing by Calamos Advisors’ General Counsel or, in his absence, the Trust’s Chief Compliance Officer.
     Disclosures required by Applicable Law. The Fund, Calamos Advisors and CFS may disclose portfolio security holdings information of the Fund as may be required by applicable law, rule, regulation or court order. Any officer of the Fund, Calamos Advisors or CFS is authorized to disclose portfolio security holdings pursuant to these policies and procedures.
     As part of the Fund’s compliance program under Rule 38a-1 under the Investment Company Act, the Trust’s Chief Compliance Officer periodically will review or cause to be reviewed portfolio security holding disclosures in order to seek compliance with these policies and procedures. The board of trustees will oversee disclosures through the reporting of the Chief Compliance Officer.
     The Fund, Calamos Advisors and CFS do not receive compensation or other consideration for the disclosure of portfolio security holdings.
INVESTMENT ADVISORY SERVICES
     Investment management and certain other services are provided to each series of the Trust by Calamos Advisors pursuant to a Management Agreement (the “Management Agreement”) dated August 1, 2000, as amended. Calamos Advisors also furnishes office space, equipment and management personnel to the Trust. For more information, see the prospectus under “Who manages the Fund?” The Fund pays Calamos Advisors a fee based on its average daily net assets that is accrued daily and paid on a monthly basis at the annual rate of 0.20% on the first $500 million, 0.19% on the next $500 million, 0.18% on the next $10 billion (over $1 billion to $11 billion), 0.17% on the next $10 billion (over $11 billion to $21 billion), 0.16% on the next $10 billion (over $21 billion to $31 billion), and 0.15% on average daily net assets in excess of $31 billion.
     Calamos Advisors is an indirect subsidiary of Calamos Asset Management, Inc., whose voting shares are majority-owned by Calamos Family Partners, Inc., which is controlled by John P. Calamos, Sr. and the Calamos family.

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     The use of the name “Calamos” in the name of the Trust and in the name of the Fund is pursuant to licenses granted by Calamos Advisors, and the Trust has agreed to change the names to remove those references if Calamos Advisors ceases to act as investment adviser to the Fund.
EXPENSES
     Subject to the expense limitations described below, the Fund pays all its own operating expenses that are not specifically assumed by Calamos Advisors, including (i) fees of Calamos Advisors; (ii) interest, taxes and any governmental filing fees; (iii) compensation and expenses of the trustees, other than those who are interested persons of the Trust, Calamos Advisors or CFS; (iv) legal, audit, custodial and transfer agency fees and expenses; (v) fees and expenses related to the Fund’s organization and registration and qualification of the Fund and its shares under federal and state securities laws; (vi) expenses of printing and mailing reports, notices and proxy material to shareholders, and expenses incidental to meetings of shareholders; (vii) expenses of preparing prospectuses and of printing and distributing them to existing shareholders; (viii) insurance premiums; (ix) litigation and indemnification expenses and other extraordinary expenses not incurred in the normal course of the business of the Trust; and (x) brokerage commissions and other transaction-related costs.
     Calamos Advisors has contractually undertaken to limit the annual operating expenses of the Fund, as a percentage of its average net assets, to 0.27%.
     Other funds in the Calamos Family of Funds complex (each, an “Investing Fund”) may invest a portion of their assets in the Fund. Calamos Advisors has contractually agreed to waive through February 28, 2009 a portion of its advisory fee charged to the Investing Fund in an amount equal to the advisory fee payable by the Fund to Calamos Advisors that is attributable to the Investing Fund’s investment in the Fund, based on average daily net assets.
TEAM APPROACH TO MANAGEMENT
     Calamos Advisors employs a team approach to portfolio management, with teams comprised generally of the Co-Chief Investment Officers (the “Co-CIOs”), directors, senior strategy analysts, intermediate analysts and junior analysts. The Co-CIOs, directors and senior strategy analysts are supported by and lead a team of investment professionals whose valuable contributions create a synergy of expertise that can be applied across many different investment strategies. John P. Calamos, Sr. and Nick P. Calamos, Co-CIOs of Calamos Advisors, each generally focus on macro-level investment themes. Matthew Toms is Director of Fixed Income and Frank Rachwalski is a senior strategy analyst. The Co-CIOs, Director of Fixed Income and senior strategy analyst are referred to collectively as “Team Leaders.”
     The Team Leaders also have responsibility for the day-to-day management of accounts other than the Fund. Information regarding these other accounts for the periods indicated is set forth below.

NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT
TYPE AS OF February 28, 2007*
	REGISTERED		OTHER POOLED
	INVESTMENT		INVESTMENT		OTHER
	COMPANIES		VEHICLES		ACCOUNTS
Team Leader	ACCOUNTS	ASSETS	ACCOUNTS	ASSETS	ACCOUNTS	ASSETS
John P. Calamos, Sr.	19	$32,516,417,060	4	$202,950,384	22,882	$10,696,052,011
Nick P. Calamos	19	$32,516,417,060	4	$202,950,384	22,882	$10,696,052,011
Matthew Toms	N/A	N/A	N/A	N/A	N/A	N/A
Frank Rachwalski	N/A	N/A	N/A	N/A	N/A	N/A

NUMBER OF ACCOUNTS AND ASSETS FOR WHICH ADVISORY FEE IS
PERFORMANCE BASED AS OF February 28, 2007*
	REGISTERED		OTHER POOLED
	INVESTMENT		INVESTMENT		OTHER
	COMPANIES		VEHICLES		ACCOUNTS
Team Leader	ACCOUNTS	ASSETS	ACCOUNTS	ASSETS	ACCOUNTS	ASSETS
John P. Calamos, Sr.	1	$341,595,404	3	$133,056,117	1	$8,273,953
Nick P. Calamos	1	$341,595,404	3	$133,056,117	1	$8,273,953
Matthew Toms	N/A	N/A	N/A	N/A	N/A	N/A
Frank Rachwalski	N/A	N/A	N/A	N/A	N/A	N/A

*	Each Team Leader may invest for his own benefit in securities held in brokerage and mutual fund accounts. The information shown in the tables does not include information about those accounts where the Team Leader or members of his family have a beneficial or pecuniary interest because no advisory relationship exists with Calamos Advisors or any of its affiliates.
     Other than potential conflicts between investment strategies, the side-by-side management of both the Fund and other accounts may raise potential conflicts of interest due to the interest held by Calamos Advisors in an account and certain trading practices used by the Team Leaders (e.g., cross trades between the Fund and another account and allocation of aggregated trades). Calamos Advisors has developed policies and procedures reasonably designed to mitigate those conflicts. For example, Calamos Advisors will only place cross trades in securities held by the Fund in accordance with the rules promulgated under the Investment Company Act and has adopted policies designed to ensure the fair allocation of securities purchased on an aggregated basis. The allocation methodology employed by Calamos Advisors varies depending on the type of securities sought to be bought or sold and the type of client or group of clients. Generally, however, orders are placed first for those clients that have given Calamos Advisors brokerage discretion (including the ability to step out a portion of trades), and then to clients that have directed Calamos Advisors to execute trades through a specific broker. However, if the directed broker allows Calamos Advisors to execute with other brokerage firms, which then book the transaction directly with the directed broker, the order will be placed as if the client had given Calamos Advisors full brokerage

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discretion. Calamos Advisors and its affiliates frequently use a “rotational” method of placing and aggregating client orders and will build and fill a position for a designated client or group of clients before placing orders for other clients.
     A client account may not receive an allocation of an order if: (a) the client would receive an unmarketable amount of securities based on account size; (b) the client has precluded Calamos Advisors from using a particular broker; (c) the cash balance in the client account will be insufficient to pay for the securities allocated to it at settlement; (d) current portfolio attributes make an allocation inappropriate; and (e) account specific guidelines, objectives and other account specific factors make an allocation inappropriate. Allocation methodology may be modified when strict adherence to the usual allocation is impractical or leads to inefficient or undesirable results. Calamos Advisors’ head trader must approve each instance that the usual allocation methodology is not followed and provide a reasonable basis for such instances and all modifications must be reported in writing to the Director of Compliance on a monthly basis.
     Messrs. Calamos and Calamos, Sr. advise certain accounts under a performance fee arrangement. A performance fee arrangement may create an incentive for a Team Leader to make investments that are riskier or more speculative than would be the case in the absence of performance fees. A performance fee arrangement may result in increased compensation to a Team Leader from such accounts due to unrealized appreciation as well as realized gains in the client’s account.
     As of February 28, 2007, Messrs. Calamos and Calamos, Sr. receive all of their compensation from Calamos Asset Management, Inc. Each has entered into employment agreements that provide for compensation in the form of an annual base salary and a discretionary target bonus, each payable in cash. Their discretionary target bonus is set at a percentage of the respective base salary, ranging from 300% to 600%, with a maximum annual bonus opportunity of 150% of the target bonus. Also, due to the ownership and executive management positions with Calamos Advisors and its parent company, additional multiple corporate objectives are utilized to determine the discretionary target bonus for Messrs. Calamos and Calamos, Sr. For 2006, the additional corporate objectives were: marketing effectiveness, as measured by redemption rate compared to an absolute target; advisory fee revenues, measured by growth in revenues; operating efficiencies, as measured by operating margin percentage compared to a ranking of the top operating margins of companies in the industry; and stock price performance.
     As of February 28, 2007, Frank Rachwalski and Matthew Toms receive all of their compensation from Calamos Advisors. They each receive compensation in the form of an annual base salary and a discretionary target bonus, each payable in cash. Their discretionary target bonus is set at a percentage of their respective base salaries.
     The amounts paid to all Team Leaders and the criteria utilized to determine the amounts are benchmarked against industry specific data provided by third party analytical agencies. The Team Leaders’ compensation structure does not differentiate between the Funds and other accounts managed by the Team Leaders, and is determined on an overall basis, taking into consideration the performance of the various strategies managed by the Team Leaders. Portfolio performance, as measured by risk-adjusted portfolio performance, is utilized to determine the discretionary target bonus, as well as overall performance of Calamos Advisors.
     All Team Leaders are eligible to receive annual equity awards under a long term incentive compensation program. With respect to Messrs. Calamos and Calamos, Sr., the target annual equity awards are set at a percentage of base salary. With respect to Messrs. Toms and Rachwalski, the target annual equity awards are each set at a percentage of the respective base salary.
     Historically, the annual equity awards granted under the long-term incentive compensation program have been comprised of stock options and restricted stock units. The stock options and restricted stock units issued to date have vested annually in one-third installments beginning in the fourth year after the grant date and each award has been subject to accelerated vesting under certain conditions. Unless terminated early, the stock options have a ten-year term.
     As of February 28, 2007, none of the Team Leaders beneficially owned (as determined pursuant to Rule 16a-1(a)(2) under the 1934 Act) any shares of the Fund.
DISTRIBUTOR
     CFS, a broker-dealer, serves as principal underwriter and distributor for the Fund, subject to change by a majority of the “non-interested” trustees at any time. CFS is located at 2020 Calamos Court, Naperville, Illinois 60563-1493. CFS is an indirect subsidiary of Calamos Asset Management, Inc. CFS is responsible for all purchases, sales, redemptions and other transfers of shares of the Fund without any charge to the Fund. CFS is also responsible for all expenses incurred in connection with its performance of services for the Fund, including, but not limited to, personnel, office space and equipment, telephone, postage and stationery expenses.
     CFS has the exclusive right to distribute shares of the Fund through affiliated and unaffiliated dealers on a continuous basis. The obligation of CFS is an agency or “best efforts” arrangement, which does not obligate CFS to sell any stated number of shares.
OTHER COMPENSATION TO DEALERS
     CFS or its affiliates are currently subject to supplemental compensation payment requests by certain securities broker-dealers, banks or other intermediaries, including third party administrators of qualified plans (individually, an “Intermediary” and collectively, “Intermediaries”). CFS or its affiliates may make payments to Intermediaries, among other things, to help defray the costs incurred by qualifying Intermediaries in connection with efforts to educate financial advisers about the Fund so they can make recommendations and provide services that are suitable and meet shareholder needs, to access Intermediaries’ representatives, to obtain marketing support and other specified services. CFS or its affiliates may make these payments, at their discretion and expense, to Intermediaries who have sold Fund shares.
     The level of payments made to a qualifying Intermediary in any given year with respect to Fund shares held by the Intermediary’s customers will vary, but in no case will exceed the sum of (a) 0.25% of the prior 12 month period’s sales of Fund shares by that Intermediary and (b) 0.12% of the average daily value of Fund shares held by customers of that Intermediary during the period. A

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number of factors will be considered in determining whether CFS or its affiliates will make the requested payments, including the qualifying Intermediary’s sales, assets and redemption rates, and the quality of the Intermediary’s services.
     As of December 31, 2006, the Intermediaries that CFS or its affiliates anticipate will receive additional compensation are: A.G. Edwards & Sons, Inc., AST Trust Company, Charles Schwab & Co., Inc., Citigroup Global Markets, Inc., Merrill Lynch, Pierce, Fenner & Smith Incorporated, Morgan Stanley DW, Inc., National Financial Services, Newport Retirement Services, Inc., Raymond James and Associates, Inc., Security Benefit Life, UBS Financial Services, Inc., and Wachovia Securities LLC. CFS or its affiliates may enter into arrangements or change or discontinue arrangements with Intermediaries at any time without notice.
     These payments may provide Intermediaries with an incentive to favor shares of the Fund over sales of shares of other mutual funds or non-mutual fund investments. You may wish to take such payment arrangements into account when considering and evaluating any recommendations relating to Fund shares and you should discuss this matter with your Intermediary and its representatives. The Fund may utilize an Intermediary that offers and sells shares of the Fund to execute portfolio transactions for the Fund. The Fund, Calamos Advisors and CFS do not consider sales of shares of the Fund as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.
PORTFOLIO TRANSACTIONS
     Calamos Advisors is responsible for decisions to buy and sell securities for the Fund, the selection of brokers and dealers to effect the transactions and the negotiation of prices and any brokerage commissions on such transactions.
     Portfolio transactions on behalf of the Fund effected on securities exchanges involve the payment of negotiated brokerage commissions. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price the Fund pays usually includes an undisclosed dealer commission or mark-up. For securities purchased in an underwritten offering, the price the Fund pays includes a disclosed, fixed commission or discount retained by the underwriter or dealer.
     In executing portfolio transactions, Calamos Advisors uses its best efforts to obtain for the Fund the most favorable combination of price and execution available. In seeking the most favorable combination of price and execution, Calamos Advisors considers all factors it deems relevant, including price, the size of the transaction, the nature of the market for the security, the amount of commission, the timing of the transaction taking into account market prices and trends, the execution capability of the broker-dealer and the quality of service rendered by the broker-dealer in other transactions.
     In allocating the Fund’s portfolio brokerage transactions to unaffiliated broker-dealers, Calamos Advisors may take into consideration the research, analytical, statistical and other information and services provided by the broker-dealer, such as general economic reports and information, reports or analyses of particular companies or industry groups, market timing and technical information, and the availability of the brokerage firm’s analysts for consultation. Although Calamos Advisors believes these services have substantial value, they are considered supplemental to Calamos Advisors’ own efforts in performing its duties under the Management Agreement. As permitted by Section 28(e) of the 1934 Act, Calamos Advisors may pay a broker-dealer that provides brokerage and research services an amount of commission for effecting a securities transaction for the Fund in excess of the commission that another broker-dealer would have charged for effecting that transaction if Calamos Advisors believes the amount to be reasonable in relation to the value of the overall quality of the brokerage and research services provided. Other clients of Calamos Advisors may indirectly benefit from the availability of these services to Calamos Advisors, and the Fund may indirectly benefit from services available to Calamos Advisors as a result of research services received by Calamos Advisors through transactions for other clients. In addition, Calamos Advisors may execute portfolio transactions for the Fund, to the extent permitted by law, through broker-dealers affiliated with the Fund, Calamos Advisors, CFS, or other broker-dealers distributing shares of the Fund if it reasonably believes that the combination of price and execution is at least as favorable as with unaffiliated broker-dealers, and in such transactions any such broker-dealer would receive brokerage commissions paid by the Fund.
     In certain cases, Calamos Advisors may obtain products or services from a broker that have both research and non-research uses. Examples of non-research uses are administrative and marketing functions. These are referred to as “mixed use” products. In each case, Calamos Advisors makes a good faith effort to determine the proportion of such products or services that may be used for research and non-research purposes. That determination is based upon the time spent by Calamos Advisors personnel for research and non-research uses. The portion of the costs of such products or services attributable to research usage may be defrayed by Calamos Advisors through brokerage commissions generated by transactions of its clients, including the Fund. Calamos Advisors pays the provider in cash for the non-research portion of its use of these products or services.
     The Fund had not commenced operation as of the end of the Trust’s most recent fiscal period, and as such paid no commissions to broker-dealers during that period.

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SHARE CLASSES AND PRICING OF SHARES
     Purchases and redemptions are discussed in the Fund’s prospectus under the headings “How can I buy shares?” and “How can I sell (redeem) shares?” All of that information is incorporated herein by reference.
REDEMPTION-IN-KIND
     The Fund has elected to be governed by Rule 18f-1 under the Investment Company Act pursuant to which it is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net asset value (“NAV”) of the Fund during any 90-day period for any one shareholder. Redemptions in excess of these amounts will normally be paid in cash, but may be paid wholly or partly by a distribution in kind of liquid securities.
NET ASSET VALUE
     The Fund’s share price, or NAV, is determined at 4:00 p.m., Eastern Time, each day the NYSE is open for trading. The NYSE is regularly closed on Saturdays, Sundays, New Year’s Day, the third Mondays in January and February, Good Friday, the last Monday in May, Independence Day, Labor Day, Thanksgiving and Christmas.
     The Fund’s NAV is calculated by dividing the value of all of the securities and other assets of the Fund, less any liabilities, by the number of shares outstanding. When shares are purchased or redeemed, the transaction is processed at the next NAV that is calculated on a day the NYSE is open for trading, after the purchase or redemption order is received in good form by the Fund’s transfer agent or another authorized agent of the Fund. If shares are purchased or redeemed through an intermediary, it is the responsibility of that intermediary to transmit those orders to the Fund’s transfer agent so that such orders will be received in a timely manner.
VALUATION PROCEDURES
     Pursuant to Rule 2a-7 under the Investment Company Act, the Fund values its portfolio securities on an amortized cost basis. The use of the amortized cost method of valuation involves valuing an instrument at its cost and, thereafter, assuming a constant amortization to maturity of any premium or accretion of discount, regardless of the impact of fluctuating interest rates on the market value of the instrument. Under the amortized cost method of valuation, neither the amount of daily income nor the Fund’s NAV is affected by any unrealized appreciation or depreciation of the portfolio. The board of trustees has determined in good faith that utilization of amortized cost is appropriate and represents the fair value of the Fund’s portfolio securities.
     While the amortized cost method provides certainty in valuation, it may result in periods during which the value of an instrument, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During periods of declining interest rates, the daily yield on shares of the Fund may tend to be higher than a like computation made by a fund with identical investments utilizing a method of valuation based upon market prices and estimates of market prices for all of its portfolio securities. Thus, if the use of amortized cost by the Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield than would result from investment in a fund utilizing solely market values, and existing investors would receive less investment income. The converse would apply in a period of rising interest rates.
     The board of trustees has established procedures designed to stabilize, to the extent reasonably possible, the price per share of the Fund as computed for the purpose of sales and redemptions at $1.00 per share. The procedures require the board of trustees to review the Fund’s portfolio holdings to determine whether the Fund’s NAV, calculated using available market quotations, deviates from $1.00 per share by an amount that may result in material dilution or is otherwise unfair to existing shareholders. In the event the board of trustees determines that such a deviation exists, it will take corrective action as it regards necessary and appropriate, including the sale of portfolio securities prior to maturity to realize capital gains or losses or to shorten average portfolio maturities, the withholding of dividends, the redemption of shares in kind, or the establishment of a NAV by using available market quotations and such other measures as the board of trustees may deem appropriate. The board of trustees has also established procedures designed to ensure that the Fund complies with the quality requirements of Rule 2a-7.

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     Pursuant to Rule 2a-7, the Fund maintains a dollar-weighed average portfolio maturity of 90 days or less, purchases only securities having remaining maturities of 397 days or less and invests only in U.S. dollar-denominated securities determined by Calamos Advisors to be of high quality and to present minimal credit risks. If a security ceases to be an eligible security, or if Calamos Advisors believes such security no longer presents minimal credit risks, Calamos Advisors will cause the Fund to dispose of the security as soon as practicable. The maturity of U.S. Government Obligations that have a variable rate of interest readjusted no less frequently then annually will be deemed to be the period of time remaining until the next readjustment of the interest rate.
TAXATION
     The following is only a summary of certain tax considerations affecting the Fund and its shareholders. No attempt is made to present a detailed explanation of the tax treatment of the Fund or its shareholders, and the discussion here is not intended as a substitute for careful tax planning. Investors are urged to consult their tax advisers with specific reference to their own tax situations.
     At the time of your purchase, the Fund’s net asset value may reflect undistributed income, capital gains (if any), or net unrealized appreciation of securities held by the Fund. A subsequent distribution to you of such amounts, although constituting a return of your investment, would be taxable either as a dividend or, if applicable, as a capital gain distribution.
     Some of the Fund’s investment practices are subject to special provisions of the Code that, among other things, may (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert lower taxed long-term capital gain into higher taxed short-term capital gain or ordinary income, (iii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited) and/or (iv) cause the Fund to recognize income or gain without a corresponding receipt of cash with which to make distributions in amounts necessary to satisfy the 90% distribution requirement and the distribution requirements for avoiding income and excise taxes. The Fund will monitor its transactions and may make certain tax elections to mitigate the effect of these rules and prevent disqualification of the Fund as a regulated investment company.
     The Fund is permitted to invest in securities issued or purchased at a discount. Tax rules could require the Fund to accrue and distribute income not yet received. Depending upon particular circumstances, this treatment may also affect the tax character and amount of income required to be recognized by the Fund. The Fund could be required to sell securities in its portfolio that it otherwise might have continued to hold in order to generate sufficient cash to make these distributions.
QUALIFICATION AS A REGULATED INVESTMENT COMPANY
     The Fund intends to qualify, and elect to be treated, as a regulated investment company under Subchapter M of the Code so as to be relieved of federal income tax on its net investment income and capital gains that it currently distributes to shareholders.
     The Fund must meet several requirements to qualify as a regulated investment company. These requirements include the following: (1) at least 90% of the Fund’s gross income must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of securities, and income from interests in certain “qualified publicly traded partnerships”; and (2) at the close of each quarter of the Fund’s taxable year, (a) at least 50% of the value of the Fund’s total assets must consist of cash, U.S. Government Obligations, securities of other regulated investment companies, and other securities such that no more than 5% of the value of the Fund may consist of such other securities of any one issuer, and the Fund must not hold through such other securities more than 10% of the outstanding voting stock of any issuer, and (b) the Fund must not invest more than 25% of the value of its total assets in the securities of any one issuer (other than U.S. Government Obligations or the securities of other regulated investment companies) or two or more issuers controlled by the Fund and engaged in the same, similar, or related trades or businesses or securities of one or more qualified publicly traded partnerships.

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EXCISE TAX ON REGULATED INVESTMENT COMPANIES
     To avoid a 4% excise tax, the Fund will be required to distribute, by December 31st of each year, at least an amount equal to the sum of (i) 98% of its ordinary income for such year and (ii) 98% of its capital gain net income (the latter of which generally is computed on the basis of the one-year period ending on October 31st of such year), plus any amounts that were not distributed in previous taxable years. For purposes of the excise tax, the Fund will be treated as having distributed any ordinary income or capital gain net income retained by, and subject to federal income tax in the hands of, the Fund.
CERTAIN SHAREHOLDERS
     As of April 30, 2007, the Fund had not yet commenced operation and did not have any shareholders that beneficially owned (as determined in accordance with Rule 13d-3 under the 1934 Act) 5% or more of the outstanding shares of the Fund, and the trustees and officers of the Trust as a group owned less than one percent of the outstanding shares of the Fund.
CUSTODIAN AND TRANSFER AGENT
     The Bank of New York, 48 Wall Street, New York, New York 10286, is the custodian for the Fund’s assets. The custodian is responsible for holding all of the Fund’s cash and securities, directly or through a book entry system, delivering and receiving payment for securities sold by the Fund, receiving and paying for securities purchased by the Fund, collecting income from investments of the Fund and performing other duties, all as directed by authorized persons of the Trust. The custodian does not exercise any supervisory functions in such matters as the purchase and sale of securities by the Fund, payment of dividends or payment of expenses of the Fund.
     U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201, serves as transfer agent and dividend paying agent for the Fund.
     Shares of the Fund may be purchased through certain financial service companies who are agents of the Fund for the limited purpose of completing purchases and sales. For services provided by such a company with respect to Fund shares held by that company for its customers, the Fund may pay an annual fee of up to $12 per account for shares held in Network Level III accounts.
FUND ACCOUNTING AND FINANCIAL ACCOUNTING AGENT
     Under the arrangements with State Street Bank and Trust Company (“State Street”) to provide fund accounting services, State Street provides certain administrative and accounting services including providing daily reconciliation of cash, trades and positions; maintaining general ledger and capital stock accounts; preparing daily trial balance; calculating net asset value; providing selected general ledger reports; preferred share compliance; calculating total returns; and providing monthly distribution analysis to the Fund. For the services rendered to the Fund, the Fund pays fees based on the Fund’s combined managed assets (“Combined Assets”) at the annual rate of 0.90% on the first $5 billion of Combined Assets, 0.75% on the next $5 billion, 0.50% on the next $5 billion and 0.35% on the Combined Assets in excess of $15 billion. The Fund pays its pro-rata share of the fees payable to State Street described below based on relative managed assets of the Fund.
Calamos Advisors provides the following financial accounting services to the Fund: management of expenses and expense payment processing; monitoring of the calculation of expense accrual amounts for the Fund and making of any necessary modifications; coordination of any expense reimbursement calculations and payment; calculation of yields on the Fund in accordance with the SEC’s rules and regulations; calculation of net investment income dividends and capital gains distributions; calculation, tracking and reporting of tax adjustments on all assets of the Fund, including but not limited to contingent debt and preferred trust obligations; preparation of excise tax and fiscal year distributions schedules; preparation of tax information required for financial statement footnotes; preparation of state and federal income tax returns; preparation of specialized calculations of amortization on convertible securities; preparation of year-end dividend disclosure information; monitoring of trustee deferred compensation plan accruals and valuations; and preparation of Form 1099 information statements for board members and service providers. For providing those services, the Fund pays Calamos Advisors a monthly fee at the annual rate of 0.0175% on the first $1 billion of Combined Assets, 0.0150% on the next $1 billion, and 0.0110% on Combined Assets above $2 billion (“financial accounting service fee”). The Fund pays its pro-rata share of the financial accounting service fee payable to Calamos Advisors based on relative managed assets of the Fund.

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INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
     Deloitte & Touche LLP, an independent registered public accounting firm, is the Trust’s independent auditor and is located at 111 South Wacker Drive, Chicago, Illinois 60606. Deloitte & Touche LLP audits and reports on the Fund’s annual financial statements, and performs audit, audit-related and other services when approved by the Trust’s audit committee.
GENERAL INFORMATION
SHAREHOLDER INFORMATION
     The Fund is a series of Calamos Investment Trust (formerly named CFS Investment Trust). Under the terms of the Agreement and Declaration of Trust, the trustees may issue an unlimited number of shares of beneficial interest without par value for each series of shares authorized by the trustees and the trustees may divide the shares of any series into two or more classes of shares of that series. As of the date of this Statement of Additional Information, the Trust has twelve series in operation. All shares issued will be fully paid and non-assessable and will have no preemptive or conversion rights. In the future, the board of trustees may authorize the issuance of shares of additional series and additional classes of shares of any series.
     The Fund’s shares are entitled to participate pro rata in any dividends and other distributions declared by the Fund’s board of trustees with respect to shares of the Fund. All shares of the Fund have equal rights in the event of liquidation.
     Under Massachusetts law, the shareholders of the Trust may, under certain circumstances, be held personally liable for the Trust’s obligations. However, the Trust’s Declaration of Trust disclaims liability of the shareholders, trustees, and officers of the Trust for acts or obligations of the Fund that are binding only on the assets and property of the Fund. The Declaration of Trust requires that notice of such disclaimer be given in each agreement, obligation, or contract entered into or executed by the Trust or the board of trustees. The Declaration of Trust provides for indemnification out of the Fund’s assets of all losses and expenses of any Fund shareholder held personally liable for the Fund’s obligations. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is remote, because it is limited to circumstances in which the disclaimer is inoperative and the Fund itself is unable to meet its obligations.
VOTING RIGHTS
     Each share has one vote and fractional shares have fractional votes. As a business trust, the Trust is not required to hold annual shareholder meetings. However, special meetings may be called for purposes such as electing or removing trustees, changing fundamental policies or approving an investment advisory agreement.
COMPARISONS OF INVESTMENT PERFORMANCE
     In conjunction with performance reports, promotional literature, and/or analyses of shareholder service for the Fund, Calamos Advisors and its affiliates may publish comparisons of the Fund’s performance for a given period to the performance of recognized, unmanaged indexes for the same period, provided that such indexes are appropriate in light of the Fund’s investment objective and principal investment strategies. In addition, Calamos Advisors and its affiliates may use in sales literature rankings, ratings, and comparisons of investment performance and/or assessments of the quality of shareholder service appearing in publications such as Money, Forbes, Kiplinger’s Magazine, Personal Investor, Morningstar, and similar sources that utilize information compiled (i) internally, (ii) by Lipper, or (iii) by other recognized analytical services, to the extent permitted by the Conduct Rules of the National Association of Securities Dealers, Inc., the Securities Act of 1933 and the Investment Company Act, including the rules and regulations promulgated thereunder and any interpretations thereof. Calamos Advisors and its affiliates may also use broad-based Lipper groupings for comparison where appropriate.

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APPENDIX—DESCRIPTION OF RATINGS
     A rating of a rating service represents the service’s opinion as to the credit quality of the security being rated. However, the ratings are general and are not absolute standards of quality or guarantees as to the creditworthiness of an issuer. Consequently, Calamos Advisors believes that the quality of debt securities in which the Fund invests should be continuously reviewed. A rating is not a recommendation to purchase, sell or hold a security, because it does not take into account market value or suitability for a particular investor. When a security has received a rating from more than one service, each rating should be evaluated independently. Ratings are based on current information furnished by the issuer or obtained by the ratings services from other sources that they consider reliable. Ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information, or for other reasons.
DESCRIPTION OF SHORT-TERM DEBT RATINGS
          The following is a description of the characteristics of short-term debt ratings used by Standard & Poor’s Rating Service (“S&P”), Fitch Ratings (“Fitch”) and Moody’s Investors Services, Inc. (“Moody’s”).
S&P RATINGS

A-1	Capacity to meet financial commitment is strong. Obligations designated with a plus sign (+) indicate that capacity to meet financial commitment is extremely strong.

A-2	Issues somewhat more susceptible to adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the capacity to meet financial commitments is satisfactory.

A-3	Exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B	Regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C	Currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D	In payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.
FITCH RATINGS

F1	HIGHEST CREDIT QUALITY. Indicates the strongest capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2	GOOD CREDIT QUALITY. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3	FAIR CREDIT QUALITY. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B	SPECULATIVE. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C	HIGH DEFAULT RISK. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D	DEFAULT. Denotes actual or imminent payment default.

A-1

MOODY’S RATINGS

Prime-1	Superior ability for repayment, often evidenced by such characteristics as: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

Prime-2	Strong capacity for repayment. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

Prime-3	Acceptable capacity for repayment. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

Not Prime	Does not fall within any of the Prime rating categories.
DESCRIPTION OF MOODY’S MONEY MARKET AND BOND FUND RATINGS
     Moody’s Money Market and Bond Fund Ratings are opinions of the investment quality of shares in mutual funds and similar investment vehicles that principally invest in short-term and long-term fixed income obligations, respectively. As such, these ratings incorporate Moody’s assessment of a fund’s published investment objectives and policies, the creditworthiness of the assets held by the fund, as well as the management characteristics of the fund. The ratings are not intended to consider the prospective performance of a fund with respect to appreciation, volatility of net asset value, or yield.
The rating definitions are, as follows:

Aaa	Money market funds and bond funds rated Aaa are judged to be of an investment quality similar to Aaa-rated fixed income obligations, that is, they are judged to be of the best quality.

Aa	Money market funds and bond funds rated Aa are judged to be of an investment quality similar to Aa-rated fixed income obligations, that is, they are judged to be of high quality by all standards.

A	Money market funds and bond funds rated A are judged to be of an investment quality similar to A-rated fixed income obligations, that is, they are judged to possess many favorable investment attributes and are considered as upper-medium-grade investment vehicles.

Baa	Money market funds and bond funds rated Baa are judged to be of an investment quality similar to Baa-rated fixed income obligations, that is, they are considered as medium-grade investment vehicles.

Ba	Money market funds and bond funds rated Ba are judged to be of an investment quality similar to Ba-rated fixed income obligations, that is, they are judged to have speculative elements.

B	Money market funds and bond funds rated B are judged to be of an investment quality similar to B-rated fixed income obligations, that is, they generally lack characteristics of the desirable investment.

A-2